EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	811394	xxxxxx	30406655	xxxxxx	04/23/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-24): Client elects to waive with verified compensation factors			04/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811394	xxxxxx	30406911	xxxxxx	04/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.45078% or Final Disclosure APR of 10.50000% is equal to or greater than the threshold of APOR 6.77% + 3.5%, or 10.27000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal delivery xxxxxx via email with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received date xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2024-05-08): The client elects to waive. SOL 1yr and will expire on xxxxxx

Reviewer Comment (2024-05-03): A processor cert is not acceptable for appraisal delivery. The confirmation of receipt must be provided by the borrower.

Reviewer Comment (2024-04-25): Regulations: 12 CFR 1026.35(c)(6)(iI) ; 12 CFR 1026.35: The regs indicate the lender may provide the valuations to the borrower by sending copies to the applicant’s last-known physical or electronic address. Delivery occurs either three business days after the lender has mailed or transmitted copies of the valuation or whenever there is evidence indicating the applicant received a copy of the valuation(s). Since only delivery was provided without evidence of borrower receipt, the 3 day mailbox rule is applied.
																	05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811394	xxxxxx	30406912	xxxxxx	04/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal delivery xxxxxx via email with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received date xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2024-05-08): The client elects to waive. SOL 1yr and will expire on xxxxxx

Reviewer Comment (2024-05-03): A processor cert is not acceptable for appraisal delivery. The confirmation of receipt must be provided by the borrower.

Reviewer Comment (2024-04-25): Regulations: 12 CFR 1026.35(c)(6)(iI) ; 12 CFR 1026.35: The regs indicate the lender may provide the valuations to the borrower by sending copies to the applicant’s last-known physical or electronic address. Delivery occurs either three business days after the lender has mailed or transmitted copies of the valuation or whenever there is evidence indicating the applicant received a copy of the valuation(s). Since only delivery was provided without evidence of borrower receipt, the 3 day mailbox rule is applied.
																	05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811394	xxxxxx	30407299	xxxxxx	04/23/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-05-13): Clearance documents provided	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519652	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Additional xxxxxx)			Reviewer Comment (2024-05-09): Client elects to waive			05/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519653	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-05-09): Client elects to waive			05/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519663	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial xxxxxx)	Incomplete Closing Disclosure in file.		Reviewer Comment (2024-05-15): Client elects to waive. SOL 1 year expires xxxxxx			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519665	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $6,118.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Cure nor valid COC provided		Reviewer Comment (2024-05-15): Client elects to waive. SOL 1 year expires xxxxxx			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519666	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2024-05-15): Client elects to waive. SOL 1 year expires xxxxxx			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519667	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $180.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7508)	Cure nor valid COC provided		Reviewer Comment (2024-05-15): Client elects to waive. SOL 1 year expires xxxxxx			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519668	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $81.83 exceeds tolerance of $75.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2024-05-15): Client elects to waive. SOL 1 year expires xxxxxx			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519686	xxxxxx	05/13/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.15 is less than Guideline PITIA months reserves of 12.00.	Minimum 12 months reserves for LTV > 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519730	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Minimum 12 months reserves for LTV > 85%.		Reviewer Comment (2024-05-15): Loan has been designated as Non-QM so this exception is no longer valid	05/15/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813238	xxxxxx	30519731	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Minimum 12 months reserves for LTV > 85%.		Reviewer Comment (2024-05-15): Loan has been designated as Non-QM so this exception is no longer valid	05/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813238	xxxxxx	30525135	xxxxxx	05/13/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813238	xxxxxx	30525223	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.03743% or Final Disclosure APR of 9.03900% is equal to or greater than the threshold of APOR 6.65% + 1.5%, or 8.15000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2024-05-15): Client elects to waive. SOL 1 year expires xxxxxx			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813238	xxxxxx	30525224	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2024-05-15): Client elects to waive. SOL 1 year expires xxxxxx			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30547029	xxxxxx	05/16/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-05-20): UDM provided.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30547100	xxxxxx	05/16/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548638	xxxxxx	05/16/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The supporting secondary valuation is missing. Sec ID: 56	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-05-21): CU score of 1 provided Reviewer Comment (2024-05-20): The 2055E provided is the same appraiser that completed the full appraisal. Not acceptable for the secondary valuation.	05/21/2024			1	D	A	A	A	N/A	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548743	xxxxxx	05/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.60568% or Final Disclosure APR of 11.72300% is equal to or greater than the threshold of APOR 6.90% + 3.5%, or 10.40000%. Non-Compliant Higher Priced Mortgage Loan.	The appraisal provided has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-06-03): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2024-05-20): The appraisal provided has a completion date post-close. Provide the pre-close appraisal.			06/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548745	xxxxxx	05/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548747	xxxxxx	05/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.	HPML loans require an interior/exterior appraisal for securitization		Reviewer Comment (2024-05-20): Appraisal received	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548753	xxxxxx	05/16/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548757	xxxxxx	05/16/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548758	xxxxxx	05/16/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) New York Subprime Loan (Escrow Not Established)	New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)			Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548759	xxxxxx	05/16/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 11.60568% or Final Disclosure APR of 11.72300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.90000 + 3.75%, or 10.65000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548760	xxxxxx	05/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Subject is a 2nd Lien. Escrow account was established on 1st Lien.		Reviewer Comment (2024-05-30): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-05-22): SitusAMC received post CD. However, the provided Post CD is still missing property cost over year 1. Kindly provide Post CD along with LOX in order to cure the exception.		05/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813597	xxxxxx	30548768	xxxxxx	05/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Page 4 does not disclose the estimated property costs over Year 1.		Reviewer Comment (2024-05-30): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-05-22): SitusAMC received post CD. However, the provided Post CD is still missing property cost over year 1. Kindly provide Post CD along with LOX in order to cure the exception.		05/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813597	xxxxxx	30552241	xxxxxx	05/16/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Rental Income was utilized to qualify. Signed and dated tax returns by the borrower are required (2023).		Reviewer Comment (2024-05-20): Signed and dated page provided	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30552530	xxxxxx	05/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Mortgage Statement only provided.		Reviewer Comment (2024-06-03): Original Notes provided Reviewer Comment (2024-05-22): Document requested was not provided. Provide Copy of 1st lien Note. Exception remains.	06/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30585375	xxxxxx	05/20/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.	The appraisal provided has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-06-03): Client elects to waive. SOL 1 year expires xxxxxx			06/03/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813597	xxxxxx	30585376	xxxxxx	05/20/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-06-03): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2024-05-21): The delivery date on the appraisal notice is xxxxxx which is prior to the appraisal completion date of xxxxxx . The appraisal delivery cannot occur before the completion of the report.			06/03/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817252	xxxxxx	31232876	xxxxxx	08/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2025-01-22): Received Bylaws. Exception cleared. Reviewer Comment (2025-01-13): Received Bylaws is not signed and dated. Exception remains. Reviewer Comment (2024-09-27): Received Article of Incorporation. Provide Bylaws. Exception remains.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817252	xxxxxx	31237697	xxxxxx	08/05/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage history does not appear on the credit report for the subject. Payoff was provided. Provide copy of the original Note, VOM & 6 months pay history.	Reviewer Comment (2025-01-15): Ext to Note provided for 30+ days received. Allowed per guidelines.

Reviewer Comment (2024-12-31): Received VOM. However received Note reflects maturity date as xxxxxx . Therefore provide extension of mortgage.

Reviewer Comment (2024-11-25): Copy of Note provided for lien paid through closing. Pending receipt of VOM and extension.

Reviewer Comment (2024-11-19): Received Credit supplement that can be considered in lieu of pay history. Also received Note for the current transaction. File is missing copy of VOM and Note for the mortgage that is paid through closing. Exception remains.

Reviewer Comment (2024-09-07): 6 month Pay history provided. Still pending receipt of VOM and copy of the original Note.
															01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817252	xxxxxx	31265546	xxxxxx	08/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Receipt of current year franchise tax payment, clear search, or evidence the state does not require a franchise tax payment is required.		Reviewer Comment (2024-09-27): Received evidence that State does not require franchise tax payment. Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817252	xxxxxx	31919147	xxxxxx	10/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2024-12-02): 442 and property condition report received dated xxxxxx: No Damage	12/02/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817373	xxxxxx	31739340	xxxxxx	09/27/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817373	xxxxxx	31739341	xxxxxx	09/27/2024	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 10.00535% or Final Disclosure APR of 10.03000% is equal to or greater than the threshold of APOR 6.35% + 3.5%, or 9.85000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817373	xxxxxx	31739342	xxxxxx	09/27/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.			Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817373	xxxxxx	31739362	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $157,696.53 is over disclosed by $240.00 compared to the calculated Amount Financed of $157,456.53 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $157,696.53 is over disclosed by $240.00 compared to the calculated Amount Financed of $157,456.53.		Reviewer Comment (2024-11-11): SitusAMC received lender attestation for services provided on AMC and confirming primarily xxxxxx fees.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817373	xxxxxx	31739363	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $341,770.21 is under disclosed by $240.00 compared to the calculated Finance Charge of $342,010.21 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $341,770.21 is under disclosed by $240.00 compared to the calculated Finance Charge of $342,010.21 which exceeds the $35.00 threshold.		Reviewer Comment (2024-11-11): SitusAMC received lender attestation for services provided on AMC and confirming primarily xxxxxx fees. Reviewer Comment (2024-10-22): SitusAMC received rebuttal regarding the appraisal reinspection desk review and COC. However, the issue appears related to the Appraisal management Company service fee of $240. The AMC portion could be either Finance charge or Non-Finance charge. Depending on the purpose/service of the AMC fee. Please provide explanation of services performed by AMC to determine if excludable as a 4c7 fee.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817373	xxxxxx	31739364	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fees on the Loan Estimate dated xxxxxx was $0; however, the final Closing Disclosure reflects $175.00 without a valid change of circumstance.	Reviewer Comment (2024-11-18): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-11-11): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was re-inspection was required.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-10-04): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-10-02): SitusAMC No New Document received for the fee added. However, provided COC in the loan file dated xxxxxx indicates Interest Rate locked and does not give sufficient information on why the Appraisal inspection fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817701	xxxxxx	31266276	xxxxxx	08/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects city of xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-13): The client elects to waive.			08/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266315	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-21): Received Articles of Organization. Exception cleared. Reviewer Comment (2024-08-13): Articles of orgnization/formation document not received. Kindly provide Articles of orgnization/formation document for business entity xxxxxx.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266316	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-09): Received Buisness Entity lising. Exception Cleared.	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266317	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-08-20): EIN provided Reviewer Comment (2024-08-13): EIN document not received. Kindly provide Employer identification document for business entity xxxxxx.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266319	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-20): Ops Agreement provided Reviewer Comment (2024-08-13): Operation Agreement not received. Kindly provide Operation agreement for business entity xxxxxx.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31309841	xxxxxx	08/08/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Converters are required to be provided by XE.com or the Wall Street Journal. The borrower's foreign bank account with xxxxxx conversion was provided by Machine Translated by Google.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-13): The client elects to waive.			08/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817884	xxxxxx	32036204	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-11-13): Received updated Fraud Report. Fraud and OFAC run on settlement agent. Exception cleared.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817884	xxxxxx	32039665	xxxxxx	11/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Per guidelines for a Tax Lien, a minimum of two (2) payments have been made under the plan with all payments made on time and the account is current. Acceptable evidence includes the most recent payment reminder from the IRS, reflecting the last payment amount and date and the next payment amount owed and due date; per the agreemnt, payments are not yet due.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-11-04): The IRS debt was included in the DTI. The client elects to waive with verified compensation factors from missing the required proof of IRS debt.			11/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817884	xxxxxx	32049862	xxxxxx	11/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan was submitted as 2 year full doc, however signed and dated 1040's were not provided for 2022 for the co-borrower's Schedule C income nor the Rental Income.		Reviewer Comment (2024-11-13): Per client, re-review to 1 year full doc	11/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	818651	xxxxxx	32779021	xxxxxx	02/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2025-02-13): Supplement provided	02/13/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	818651	xxxxxx	32779043	xxxxxx	02/10/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note date: xxxxxx; Lien Position: 1		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-07): Client elects to waive			02/07/2025	2	A	A	A	A	A	A	A	A	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	818651	xxxxxx	32779888	xxxxxx	02/10/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Missing ISAOA/ATIMA		Reviewer Comment (2025-02-19): Updated HOI provided	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	818651	xxxxxx	32779889	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008 does not reflect UW name		Reviewer Comment (2025-02-12): Received approval. Exception cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	818651	xxxxxx	32809744	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Article of Organization, Certificate of Good Standing, Employer Identification Number document is missing for xxxxxx.		Reviewer Comment (2025-02-14): Received the Certificate of Good Standing. Exception cleared. Reviewer Comment (2025-02-13): EIN and Articles provided. COGS provided has no pull date with date reflects > 1 year old.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	818651	xxxxxx	32809898	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-14): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31766665	xxxxxx	10/02/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	Judgments and tax liens on the background report not addressed. From 2004-2012.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-10-09): Client elects to waive with verified compensation factors

Reviewer Comment (2024-10-09): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx

Reviewer Comment (2024-10-07): Received satisfaction for judgment/lien xxxxxx. However, the guidelines do not allow for SOL’s on judgments and liens, therefore it being expired for the $xxxxxx & $xxxxxx does not meet the guidelines requirements of it needing to be paid at or prior to closing. On the $xxxxxx, closed does not mean dismissed/discharged/satisfied/cancelled. Closed merely indicates a decision was rendered in the case. If you review further down, it says judgment was in favor of the plaintiff.

Reviewer Comment (2024-10-04): Received releases/dismissals for several judgments and liens. Items not addressed are liens and judgments for $xxxxxx, $xxxxxx, $xxxxxx, & $xxxx+O852xx. The guidelines do not allow for SOL's. The guidelines only state all judgments/liens must be paid at or prior to closing.
																	10/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31766854	xxxxxx	10/02/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		First Time Investor's are not allowed on C/O transactions.		Reviewer Comment (2024-10-06): Property profile reports reflecting LLC ownership in several properties > 1 year that recently sold in 2024. Reviewer Comment (2024-10-04): No new documents received. Please try uploading again.	10/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31782991	xxxxxx	10/02/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects the city of xxxxxx vs. the Note which reflects xxxxxx.		Reviewer Comment (2024-10-09): Updated appraisal provided	10/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31782993	xxxxxx	10/02/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects the city of xxxxxx vs. the Note which reflects xxxxxx.		Reviewer Comment (2024-10-09): Update CDA provided	10/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31782995	xxxxxx	10/02/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert reflects the city of xxxxxx vs. the Note which reflects xxxxxx.		Reviewer Comment (2024-10-09): Updated flood cert provided	10/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31791700	xxxxxx	10/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		For properties owned greater than 6 months but less than 12-months: LTV/CLTV is limited to the lower of the current appraised value or purchase price plus documented improvements. Lender utilized the higher appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-10-04): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-03): The approved exception form with comp factors needs to be provided.			10/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31791762	xxxxxx	10/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not provided for the Settlement Agent.		Reviewer Comment (2024-10-15): A full fraud report on the Settlement Agent was provided. Reviewer Comment (2024-10-15): Received Background Check. However, condition is raised for Fraud and OFAC not provided for the Settlement Agent (xxxxxx). Exception remains. Reviewer Comment (2024-10-09): Received Background check. Provide Fraud and OFAC search run for the Settlement Agent. Exception remains.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820797	xxxxxx	31791789	xxxxxx	10/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title reflects the city of xxxxxx vs. the Note which reflects xxxxxx.		Reviewer Comment (2024-10-09): Updated title commitment provided	10/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820941	xxxxxx	31914764	xxxxxx	10/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-10-21): Approval provided	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31914766	xxxxxx	10/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-28): The gap report was provided. Reviewer Comment (2024-10-28): Received VVOE document. Provide Credit Report - Gap. Exception remains.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31915103	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-18): Client elects to waive			10/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31915495	xxxxxx	10/18/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The file is missing the verbal verification of employment obtained within ten business days prior to closing.		Reviewer Comment (2024-10-28): Received VVOE. Exception cleared.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31937330	xxxxxx	10/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file to accept a credit supplement in lieu of a VOM on a private mortgage.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-18): Client elects to waive with verified compensation factors			10/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31940741	xxxxxx	10/18/2024	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		Provide the lease on the leasehold property and evidence of ground rent. Ground Rent must be included in DTI.		Reviewer Comment (2024-10-28): The Leasehold Agreement was provided. Reviewer Comment (2024-10-22): Addendum on appraisal notes leasehold rents, but the statement these are treated as fee simple is not accurate, as the title also reflects property is a leasehold. The ground lease is still required.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31940826	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	TILA	TILA - Impermissible Prepayment Penalty	Truth in Lending Act (Dodd-Frank 2014): Covered transaction contains impermissible prepayment penalty.	The Final HUD reflects personal debt being paid through closing. Consumer Purpose Investment. PPP not allowed.		Reviewer Comment (2025-01-31): Business entity exempt from Reg Z and TRID under 12 CFR 1026.3(a)(2) Reviewer Comment (2025-01-22): The LOE does not clear this condition. The debt was paid on HUD as well as the debt appears on the borrower's personal credit report. If the debt is business related, 6 months bank statements will need to be provided for each account verifying this is a business debt and debt paid by the business.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31940827	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	VVOE dated within 10 days prior to consummation was not provided.		Reviewer Comment (2024-10-28): The VVOE dated within 10 days of closing was provided.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31940828	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	VVOE dated within 10 days prior to consummation was not provided.		Reviewer Comment (2024-10-28): The VVOE dated within 10 days of closing was provided.	10/28/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31940829	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Closing Disclosures in the Loan File	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing.	The Final HUD reflects personal debt being paid through closing. Consumer Purpose Investment. Full TRID review required.		Reviewer Comment (2025-01-31): Business entity exempt from Reg Z and TRID under 12 CFR 1026.3(a)(2) Reviewer Comment (2025-01-22): The LOE does not clear this condition. The debt was paid on HUD as well as the debt appears on the borrower's personal credit report. If the debt is business related, 6 months bank statements will need to be provided for each account verifying this is a business debt and debt paid by the business.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31940830	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.	The Final HUD reflects personal debt being paid through closing. Consumer Purpose Investment. Full TRID review required.		Reviewer Comment (2025-01-31): Business entity exempt from Reg Z and TRID under 12 CFR 1026.3(a)(2) Reviewer Comment (2025-01-22): The LOE does not clear this condition. The debt was paid on HUD as well as the debt appears on the borrower's personal credit report. If the debt is business related, 6 months bank statements will need to be provided for each account verifying this is a business debt and debt paid by the business.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	31940831	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Right to receive appraisal disclosure not provided		Reviewer Comment (2024-10-28): The Notice of Right to Receive Appraisal Disclosure was provided. Reviewer Comment (2024-10-28): No attached disclosures were found.	10/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820941	xxxxxx	32767221	xxxxxx	01/31/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2025-02-03): Client elects to waive			02/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821233	xxxxxx	32049380	xxxxxx	11/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	1) Title reflects a city of xxxxxx vs. all other documents which reflect xxxxxx. 2) DOT and Title legal reflects Tract No of xxxxxx vs. appraisal and tax cert which reflect xxxxxx.	Reviewer Comment (2024-12-31): The corrected documents with proof of delivery to the borrower were provided. The investor accepts the city name not matching the Note they say it is non-material.

Reviewer Comment (2024-12-12): Received supplement for title address. Received corrected legal for DOT and unexecuted DOT + Riders and LOI. Pending receipt of corrected and executed DOT + Riders, supplement correcting the title legal tract, LOE to borrower and evidence of delivery to the borrower.

Reviewer Comment (2024-11-15): The tax cert dos not clear this condition. That is the mailing address, the site address reflects xxxxxx. The title must be corrected as all documents must match.
															12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821233	xxxxxx	32049724	xxxxxx	11/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan was vested in a trust prior to being transferred at closing. Provide the Trust Agreement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-08): Client elects to waive with verified compensation factors			11/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821279	xxxxxx	31896346	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821279	xxxxxx	31896347	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821279	xxxxxx	31896352	xxxxxx	10/15/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2024-11-08): Signed and dated disclosure provided Reviewer Comment (2024-11-07): The same document was provided that was in file at time of review. Please review the original condition. Acknowledgment of the Fair Market Value not properly executed by the Lender.	11/08/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	D	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821279	xxxxxx	31896358	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-11-07): PDI received dated xxxxxx: No Damage	11/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821279	xxxxxx	31896362	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-10-22): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821279	xxxxxx	31899636	xxxxxx	10/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Modification Agreement for xxxxxx. Must meet guideline requirements.		Reviewer Comment (2024-12-02): Document provided is xxxxxx partial claims with mod info dated in 2016. Reviewer Comment (2024-12-02): The document provided is a subordination agreement for a HUD lien and not a modification for the lien in question with xxxxxx.	12/02/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821279	xxxxxx	31909618	xxxxxx	10/15/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-07): Client elects to waive with verified compensation factors			11/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821279	xxxxxx	31909810	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $186.00 exceeds tolerance of $111.00 plus 10% or $122.10. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided	Reviewer Comment (2024-12-04): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-12-02): SitusAMC received LOE to borrower, proof of mailing, Corrected CD. Missing Copy of Refund Check.

Reviewer Comment (2024-11-26): SitusAMC: Lender states the baseline should be $150 vs SitusAMC calculated amount of $111 due to please see doc ID D0492 initial LE recording fee disclosed in the amount of $111 and further increase of $150 on revised LE dated xxxxxx and provided COC does not give sufficient information on why the fee was increased. Fee cannot re-baseline without valid COC. Hence, the exceed of $63.90 (ILE $111 + 10% ($11.10) = $122.10 - $186 FCD) and Cure provided closing $21 and additional cure of $92.90 received on PCCD dated xxxxxx which is sufficient to cure for this exception, however, we also required copy of refund check of $92.90 to complete remediation.

Reviewer Comment (2024-11-15): SitusAMC received PCCD, LOE and proof of mailing. Missing copy of refund check. Please provide copy of refund check.

Reviewer Comment (2024-11-13): SitusAMC received rebuttal, however recording fee increased from $111 to $186. Cure required is $63.90 and cure provided is $21. Additional cure of $42.90 is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-11-11): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on what impacts and why the recording fee was increased on xxxxxx xxxxxx  and xxxxxx . In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-10-24): SitusAMC: The Final CD and Closing Statement that was provided in the trailing images was also provided in the original loan package. But the Recording fee increase of $150 from $111 on CD dated xxxxxx and 156 from $150 on CD dated xxxxxx and further increase of $186 from $156 on Final CD. There seems to no valid COC in the file for the fee was increased. Provide valid COC for the fee was increased or Cure is required to borrower.

Reviewer Comment (2024-10-23): SitusAMC did not received PCCD in trailing docs for review. ALTA final SS in file shows the recording fee was charged at closing in $186 which is more than 10% of initially disclosed. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																12/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821961	xxxxxx	31852538	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-10): Client elects to waive			10/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821961	xxxxxx	31852889	xxxxxx	10/10/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-10-11): E-consent provided	10/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821961	xxxxxx	31853222	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are included in the Fraud and OFAC searches. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-10-16): Received Fraud and OFAC search run on Settlement Agent. Exception cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821961	xxxxxx	31882025	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $119.50 exceeds tolerance of $65.00. Insufficient or no cure was provided to the borrower. (7520)	COC just says change in fees. Credit refresh needed. Additional information is required to determine if COC is valid.	Reviewer Comment (2024-11-05): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-10-25): SitusAMC received COC dated xxxxxx indicates Credit refresh conducted 10 days before closing to confirm borrower eligibility. Hence, we also required additional information on why the fee was increased on the initial CD and was not known prior to and at initial application disclosure and to provide information supporting lender’s knowledge of when they became aware of the fee or Cure is due to borrower. Please provide documentation of the reason for the increase in the credit report fee What information was received that required to check credit refresh for borrower eligibility to increase in the fee and when was that information received.

Reviewer Comment (2024-10-15): SitusAMC received COC dated xxxxxx for increase in credit report fee due to receipt of invoice. However, the receipt of invoice is not a valid change circumstance for increase in fee. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or required cure.
																11/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	821961	xxxxxx	31891258	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-10-15): SitusAMC received earliest e-consent dated xxxxxx . Reviewer Comment (2024-10-11): E-Consent provided post-review.	10/15/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822135	xxxxxx	31663635	xxxxxx	09/19/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2	The file is missing the secondary product required for securitization.		Reviewer Comment (2024-10-30): AVM and PCI provided	10/30/2024			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822135	xxxxxx	31663856	xxxxxx	09/19/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	3 day rescission was not given to the borrowers. There are additional rescission forms in file dated post-close, however the cure provisions require the corrected forms, LOE to borrower and evidence of delivery to the borrower. Pending receipt LOE to borrower and evidence of delivery to the borrower.	Reviewer Comment (2024-10-31): SitusAMC received Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.

Reviewer Comment (2024-10-21): Please review the original condition and comments on xxxxxx The revised RTC forms were acknowledged, however they are dated post close. If rescission was re-opened the cure provisions also required an LOE to borrower and evidence of delivery to the borrower.

Reviewer Comment (2024-10-01): The same documents were provided that were in file at time of review. Please review the original condition. 3 day rescission was not given to the borrowers. There are additional rescission forms in file dated post-close, however the cure provisions require the corrected forms, LOE to borrower and evidence of delivery to the borrower. Pending receipt LOE to borrower and evidence of delivery to the borrower. The loan closed xxxxxx and expiration date on RTC is xxxxxx. The Final CD reflects a disbursement of xxxxxx.
																10/31/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822135	xxxxxx	31679929	xxxxxx	09/19/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $100,000.00 is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2024-10-01): Supplement provided	10/01/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822135	xxxxxx	31680804	xxxxxx	09/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Co Borrower is self employed and using Sch E rental income. The Personal and business tax returns are not signed and dated.		Reviewer Comment (2024-10-22): Signed and dated personal and business returns provided.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822135	xxxxxx	31680887	xxxxxx	09/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The primary AVM is from Collateral Analytics with a score of 0.13. Per guidelines, for CA, the score must be between 0.00 and 0.10.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-30): The xxxxxx is dated post close and can only be utilized for the secondary valuation. This condition remains as valid and can only be cleared by an AVM or higher product dated prior to closing.			11/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822135	xxxxxx	31680953	xxxxxx	09/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines, when variable income is used to qualify, the most recent YTD paystub with variable income must be provided, along with 2 years W2’s and a WVOE, xxxxxx form 1005. The lender provided TWN in lieu of WVOE.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-31): Client elects to waive with verified compensation factors

Reviewer Comment (2024-10-21): The guidelines require a xxxxxx form 1005 to be completed vs. TWN. If the WVOE cannot be provided via a xxxxxx form 1005, then the investor will need to consider waiving with verified compensation factors.

Reviewer Comment (2024-10-01): The same document was provided that was in file at time of review. Please review the original condition. Per guidelines, when variable income is used to qualify, the most recent YTD paystub with variable income must be provided, along with 2 years W2’s and a WVOE, xxxxxx form 1005. The lender provided TWN in lieu of WVOE.
																	10/31/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822135	xxxxxx	31680960	xxxxxx	09/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business, Paystubs	1) When a SE borrower W2's themselves, a YTD paystub must also be provided. 2) When the most recent year's tax returns are > 90 days old, a YTD P&L, Gap P&L and 2 months business bank statements are required. P&L's were provided. Missing the 2 months most recent bank statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-31): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-30): 2 months banks statements provided. The paystubs provided are for the borrower's wage earner job which were already in file at time of review. The condition is requesting the paystubs for the SE job as the borrower W2's themself and is a guideline requirement.			10/31/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822135	xxxxxx	32034416	xxxxxx	10/31/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx xxxxxxs Inc/S-Corp)			Reviewer Comment (2024-10-31): Client elects to waive			10/31/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32714512	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-01-31): The Tax Cert was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32714672	xxxxxx	01/30/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.19929% or Final Disclosure APR of 9.28000% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-02-07): Appraisal delivery provided Reviewer Comment (2025-02-06): A PC-CD does not clear this condition. Condition pertains to appraisal delivery not provided.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32714674	xxxxxx	01/30/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-07): Appraisal delivery provided	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32714678	xxxxxx	01/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $13,410.01 exceeds tolerance of $12,888.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee increases from $$12,888.00 on the initial Loan Estimate to $12,888.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-02-17): SitusAMC Received Valid COC dated xxxxxx along with CD.

Reviewer Comment (2025-02-11): SitusAMC received changed circumstance dated xxxxxx , but a corresponding CD was not provided.  Please provide xxxxxx for further analysis.

Reviewer Comment (2025-02-07): SitusAMC received PCCD and LOE. However, there are no trailing documents provided to address the increase in Discount points fee on CD dated xxxxxx from $12,887.61 to $13,410.01. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure will be required.
															02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822143	xxxxxx	32714787	xxxxxx	01/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception for business history. Guides require over 2 years and request exception to have over 12 months but less than the required.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-31): The client elects to waive.			01/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32714810	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent is missing.		Reviewer Comment (2025-02-10): Received Fraud and OFAC search run on Settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2025-02-06): Received same Fraud Report dated xxxxxx . Fraud and OFAC not ran on the settlement agent, xxxxxx. Exception remains.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32744690	xxxxxx	01/30/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		If personal accounts are used for assets, large deposits defined as any single deposit that represents greater than 100% of the borrower’s qualifying monthly income are to be documented for a purchase transaction. Please source the xxxxxx $60,000 deposit into account xxxxxx.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-04): Client elects to waive with verified compensation factors			02/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32744708	xxxxxx	01/30/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Verification of rent (VOR): A third-party VOR is required for any file when the borrower is currently renting. 12 months cancelled checks only provided.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-31): The client elects to waive.			01/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822143	xxxxxx	32814057	xxxxxx	02/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Post review, delivery was received for an appraisal dated xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-10): Prelim report provided	02/10/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822195	xxxxxx	31952668	xxxxxx	10/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-30): Received Title Final. Exception cleared.	10/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822195	xxxxxx	31952670	xxxxxx	10/24/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-10-30): Received Title Final. Exception cleared.	10/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822242	xxxxxx	32069805	xxxxxx	11/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Reason escrow account was not established was not provided		Reviewer Comment (2024-11-18): SitusAMC received Letter of explanation and Corrected Closing disclosure.		11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822242	xxxxxx	32069807	xxxxxx	11/11/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA have the incorrect zip code.		Reviewer Comment (2024-11-14): Updated CDA provided Reviewer Comment (2024-11-13): Appraisal and CU's provided. Pending receipt of updated CDA.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822242	xxxxxx	32072171	xxxxxx	11/11/2024	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor Exception: Borrower has 16 NSF within the last 12 months. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-11-08): Client elects to waive with verified compensation factors			11/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822242	xxxxxx	32072564	xxxxxx	11/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-11-20): Received clearance report dated xxxxxx . Exception cleared Reviewer Comment (2024-11-18): Received updated Fraud report, fraud and OFAC run on the settlement agent. However there is new alert for the Borrower income and high DTI indicate potential fraud risk, that was not addressed. Kindly provide a clearance LOE, clearance report, cleared fraud report for the updated Fraud Report dated xxxxxx . Exception remains.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822242	xxxxxx	32072882	xxxxxx	11/11/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Incorrect zip code reflected		Reviewer Comment (2024-11-14): Updated flood cert provided	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822242	xxxxxx	32072884	xxxxxx	11/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Incorrect zip code reflected		Reviewer Comment (2024-12-04): Updated HOI removing the last 4 digits and attorney letter provided Reviewer Comment (2024-11-25): The USPS. com does not clear this as all addresses must match. The Note reflects xxxxxx. The HOI must be updated. Reviewer Comment (2024-11-19): The same HOI was provided that was in file at time of review. The last 4 of the zip code does not match the Note. HOI reflects xxxxxx and Note reflects xxxxxx.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822295	xxxxxx	32935989	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx	The Final 1003 Declaration Section F. (Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? was entered Yes). If borrower is co-signer or guarantor on any debt than provide additional documents. The debt needs to be added into borrower's liabilty. If not than provide updated final 1003 with section F. checked as No.		Reviewer Comment (2025-03-05): Received corrected 1003. Exception cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822295	xxxxxx	32936575	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-05): Received Fraud and OFAC search run on settlement agent. Exception cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822295	xxxxxx	32944973	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the business purpose cert		Reviewer Comment (2025-03-05): Received business purpose cert. Exception cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822347	xxxxxx	31888713	xxxxxx	10/16/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2024-10-22): Received Form 1004D/442. Exception cleared.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	822347	xxxxxx	31888729	xxxxxx	10/16/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-29): FTP provided	10/29/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	822347	xxxxxx	31888730	xxxxxx	10/16/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $375,000.00 is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2024-10-29): FTP provided	10/29/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	822347	xxxxxx	31918430	xxxxxx	10/16/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor Exception: Property acquired less than 12 months ago for no cash value. Requesting exception to use appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-10-22): The client elects to waive.			10/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	822347	xxxxxx	31918500	xxxxxx	10/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file. Property acquired less than 6 months ago which is not eligible for cash out.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-10-22): The client elects to waive.			10/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	822461	xxxxxx	32233545	xxxxxx	11/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing for Settlement Agent		Reviewer Comment (2024-12-24): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared. Reviewer Comment (2024-12-06): Fraud report which is reflecting settlement agent. However, there are no document available in file to confirm that the settlement agent. Exception remains.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822461	xxxxxx	32233559	xxxxxx	11/27/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $47,887.98 is less than Cash From Borrower $93,793.30.	The 1003 reflects an account with xxxxxx which was not provided.	Reviewer Comment (2025-01-29): See updated investor condition with investor granting an exception for the use of post close funds.

Reviewer Comment (2025-01-17): Both the gift letter and the deposit are dated xxxxxx post close which is not acceptable. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-14): The document provided reflects a deposit from xxxxxx for $93,793. The gift letter in file is for $94,085 and from xxxxxx. Also, as of xxxxxx account xxxxxx has $0 in the account.

Reviewer Comment (2025-01-14): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $53,338.18 is less than Cash From Borrower $93,793.30.

Reviewer Comment (2024-12-24): Received gift letter. Provide the source of funds for the fund funds and evidence of receipt in amount of $94,085. Exception remains.

Reviewer Comment (2024-12-04): The same documents were provided that were in file at time of review. Account xxxxxx statement provided is dated post close and not acceptable. Balance prior to closing used.\ The xxxxxx was already account for.
															01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822461	xxxxxx	32233572	xxxxxx	11/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-22): Client elects to waive. 442 received dated xxxxxx: No Damage			11/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822461	xxxxxx	32233607	xxxxxx	11/27/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Max 75% for FICO of 696. However, comp factors are incorrect. Credit score is not 30+ points > minimum required. Minimum 680 for FTI.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-12-02): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-02): The investor exception provided is still incorrect. Minimum score is 680. Borrower has a score of 696. This is not 20 points above the minimum.			12/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822461	xxxxxx	32233608	xxxxxx	11/27/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	The 1003 reflects an account with xxxxxx which was not provided.	Reviewer Comment (2025-01-29): See updated investor condition with investor granting an exception for the use of post close funds.

Reviewer Comment (2025-01-17): Both the gift letter and the deposit are dated xxxxxx post close which is not acceptable. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-14): The document provided reflects a deposit from xxxxxx for $93,793. The gift letter in file is for $94,085 and from xxxxxx. Also, as of xxxxxx account xxxxxx has $0 in the account.

Reviewer Comment (2024-12-24): Received gift letter. Provide the receipt of gift funds in amount of $94,085. Exception remains.

Reviewer Comment (2024-12-04): The same documents were provided that were in file at time of review. Account xxxxxx statement provided is dated post close and not acceptable. Balance prior to closing used.\ The xxxxxx was already account for.
															01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822461	xxxxxx	32242438	xxxxxx	11/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Per OA, Section V, 5.1, a unanimous consent is required to bind the company.		Reviewer Comment (2024-12-24): Received corporate resolution. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822461	xxxxxx	32733833	xxxxxx	01/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor granting an exception to utilized post-close gift funds provided.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors			01/29/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822547	xxxxxx	31942064	xxxxxx	10/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-31): Received Credit Report - Gap. Exception cleared.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942065	xxxxxx	10/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-10-28): Received Approval. Exception cleared.	10/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942094	xxxxxx	10/23/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-22): Client elects to waive			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942198	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-22): Client elects to waive			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942203	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final xxxxxx)	Page 1 reflects HOI is escrowed vs. page 2 which does not.		Reviewer Comment (2024-11-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-11-11): Situsamc Escrows are waived on loan. Received PCCD dated xxxxxx incorrectly shows estimated property cost $7918.92 under will have "escrow account section" instead of "will not have escrow section" on page 04. Provide corrected PCCD and LOE showing estimated property cost under "will not have escrow account section" on page 04.		11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942204	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Page 4 does not reflect estimated taxes, insurance, assessments.	Reviewer Comment (2024-11-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2024-11-11): Situsamc Escrows are waived on loan. Received PCCD dated xxxxxx incorrectly shows estimated property cost under will have "escrow account section" instead of "will not have escrow section" on page 04. Also estimated property cost comes to xxxxxx instead of xxxxxx. These itemized costs of xxxxxx/month Tax/xxxxxx/Month Ins) totaling xxxxxx Monthly/ xxxxxx Annually. Please provide PCCD and LOE showing estimate property cost as xxxxxx under will not have escrow account section on page 04.

Reviewer Comment (2024-10-31): SitusAMC received Post CD.  Property costs reflected on Post CD of $0.00.  Loan file indicates Costs of xxxxxx.  These itemized costs of xxxxxx/month Tax/xxxxxx/Month Ins) totaling xxxxxx.  Please provide PCCD and LOE to cure or verification of updated amounts.
																11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942210	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Page 1 & 4 does not reflect estimated taxes, insurance, assessments.	Reviewer Comment (2024-11-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2024-11-11): Situsamc Escrows are waived on loan. Received PCCD dated xxxxxx incorrectly shows estimated property cost under will have "escrow account section" instead of "will not have escrow section" on page 04. Also estimated property cost comes to xxxxxx instead of xxxxxx. These itemized costs of (xxxxxx/month Tax/xxxxxx/Month Ins) totaling xxxxxx Monthly/ xxxxxx Annually. Please provide PCCD and LOE showing estimate property cost as xxxxxx under will not have escrow account section on page 04.
																11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942211	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether property taxes are included in escrow. (Final xxxxxx)	Page 1 reflects Taxes is escrowed vs. page 2 which does not.	Reviewer Comment (2024-11-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2024-11-11): Situsamc Escrows are waived on loan. Received PCCD dated xxxxxx incorrectly shows estimated property cost under will have "escrow account section" instead of "will not have escrow section" on page 04. Also estimated property cost comes to xxxxxx instead of xxxxxx. These itemized costs of (xxxxxx/month Tax/xxxxxx/Month Ins) totaling xxxxxx Monthly/ xxxxxx Annually. Please provide PCCD and LOE showing estimate property cost as xxxxxx under will not have escrow account section on page 04.

Reviewer Comment (2024-10-31): SitusAMC received rebuttal. While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).
																11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942212	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Page 4 does not reflects taxes, insurance, and assessments	Reviewer Comment (2024-11-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2024-11-11): Situsamc Escrows are waived on loan. Received PCCD dated xxxxxx incorrectly shows estimated property cost under will have "escrow account section" instead of "will not have escrow section" on page 04. Also estimated property cost comes to xxxxxx instead of xxxxxx. These itemized costs of (xxxxxx/month Tax/xxxxxx/Month Ins) totaling xxxxxx Monthly/ xxxxxx Annually. Please provide PCCD and LOE showing estimate property cost as xxxxxx under will not have escrow account section on page 04.
																11/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822547	xxxxxx	31942213	xxxxxx	10/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,600.00 exceeds tolerance of $3,450.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2024-11-11): SitusAMC Received Valid COC along with LE. Reviewer Comment (2024-10-31): SitusAMC received COC dated xxxxxx however the fee increased on CD dated xxxxxx the provided COC is not within three days of the change. Kindly provide a valid COC for the fee increased on Cd dated xxxxxx for $3600 or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822547	xxxxxx	31955060	xxxxxx	10/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2024-11-11): Received Senior Lien Note. Exception cleared. Reviewer Comment (2024-10-30): The Note provided is for the 2nd original lien being paid through closing. The 1st original senior lien Note needs to be provided.	11/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822547	xxxxxx	31955103	xxxxxx	10/23/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-10-30): Supplement provided	10/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822549	xxxxxx	31963181	xxxxxx	10/25/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-24): Client elects to waive			10/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822549	xxxxxx	31963206	xxxxxx	10/25/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $140,000.00 is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-10-31): Updated commitment provided	10/31/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822549	xxxxxx	31963310	xxxxxx	10/25/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-24): Client elects to waive			10/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822549	xxxxxx	31963312	xxxxxx	10/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final xxxxxx)	Page 1 and 4 reflects escrows and page 2 does not.		Reviewer Comment (2024-11-08): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-11-04): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).		11/08/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822549	xxxxxx	31963318	xxxxxx	10/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 1 and 4 reflects escrows and page 2 does not.		Reviewer Comment (2024-11-08): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-11-04): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).		11/08/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822549	xxxxxx	31963319	xxxxxx	10/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 1 and 4 reflects escrows and page 2 does not.		Reviewer Comment (2024-11-08): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-11-04): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).		11/08/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822549	xxxxxx	31973751	xxxxxx	10/25/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.9, xxxxxx CU 3.5. Due to discrepancy, secondary valuation required.		Reviewer Comment (2024-11-04): Received CDA. Exception cleared. Reviewer Comment (2024-11-01): The requested document was not received. Kindly provide the document as requested on the original condition. Exception remains.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822549	xxxxxx	31973754	xxxxxx	10/25/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title reflects same lender on Note originated the second lien being paid off through closing. H-9 should have been utilized.		Reviewer Comment (2024-10-24): Client elects to waive			10/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822810	xxxxxx	32657503	xxxxxx	01/23/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Invoice only in file. Additional flood policy in file is not for the subject property.		Reviewer Comment (2025-01-28): Received updated flood insurance. Exception cleared. Reviewer Comment (2025-01-27): Received same Flood Insurance policy, however the address does not match the subject property. Provide corrected Flood insurance policy. Exception remains.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822810	xxxxxx	32657541	xxxxxx	01/23/2025	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx			Reviewer Comment (2025-01-31): Received Spousal Consent. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822810	xxxxxx	32682653	xxxxxx	01/23/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		First Time Investor not allowed on xxxxxx Borrower purchased subject property as land and just took out a construction loan in 2024 to build. Not considered in experience. There is another property on the Fraud report for xxxxxx, however there are no dates of borrower acquisition listed.		Reviewer Comment (2025-01-28): Property profile report and deed provided for REO property on xxxxxx. Owned for > 12 months.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822828	xxxxxx	31883657	xxxxxx	10/15/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match		Reviewer Comment (2024-10-30): Received Letter from Title confirming the property city address xxxxxx is same as xxxxxx. Exception cleared.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822828	xxxxxx	31883698	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2024-10-23): SitusAMC received initial CD.	10/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822828	xxxxxx	31883699	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided	Reviewer Comment (2024-11-14): SitusAMC received proof of receipt.

Reviewer Comment (2024-11-08): SitusAMC received xxxxxx Final LE (xxxxxx sequence 2 LE).  Exception relates to the revised LE xxxxxx sequence 1. Under 12 CFR 1026.19(e)(4)(ii) states: The creditor shall not provide a revised version of the disclosures required under paragraph (e)(1)(i) of this section on or after the date on which the creditor provides the disclosures required under paragraph (f)(1)(i) of this section. The consumer must receive any revised version of the disclosures required under paragraph (e)(1)(i) of this section not later than four business days prior to consummation.  Under SFA TRID GRID 4.0 Interim LE can be regraded to EV2 if Final LE delivered within timing requirements.  Exception has been regraded.

Reviewer Comment (2024-10-30): SitusAMC received xxxxxx LE with Estimated cash to close of $232,928 (Doc ID 0349).  However, there is an additional xxxxxx LE that has a different sequence and reflects cash to close of $232,564 and Doc ID 0220 that does not reflect an earlier receipt date and does not meet timing requirement.  As the LE's both have the same issue date, we are unable to determine which was issued as sequence 1 or 2.  Exception could be regraded to EV2-B if this LE sequence can be determine through disclosure timing by time stamps that it was issued prior to the other sequence version that signed on xxxxxx which would be the final LE.  Otherwise, can provide proof of earlier electronic receipt of this LE to meet timing requirements.

Reviewer Comment (2024-10-23): LE dated xxxxxx and showing a cash to close amount of $232,564, was not signed.  Please provide proof of receipt.
															11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822828	xxxxxx	31883700	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2024-10-23): SitusAMC received signed copy of a xxxxxx LE.	10/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822828	xxxxxx	31912125	xxxxxx	10/15/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.72756% exceeds Guideline total debt ratio of 50.00000%.	Per the 1003, the lender did not include taxes, insurance and HOA on the REO properties. The mortgage statements in file do not reflect taxes and insurance are escrowed.	Reviewer Comment (2024-11-15): Excluded xxxxxx payment as 12 months paid by the business. DTI is within line.

Reviewer Comment (2024-11-12): Received blanket condo removing borrower's name along  with agent email stating blanket condo for association for REO. However, DTI will exceeds guidelines. New DTI is 51.72756%.

Reviewer Comment (2024-11-12): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 52.74999% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2024-11-07): LOE from lender and updated policy provided, however it is the same policy with the borrower's name removed. The LOE from the lender stated the agent updated the policy and it is in fact a blanket. The agent email will need to be provided reflecting this.

Reviewer Comment (2024-10-30): The memo does not clear this condition. The REO properties in question are on xxxxxx s vs. the subject property. Per the 1003, the lender did not include the TIA. Just the P&I. Further, the HOI for the property on xxxxxx does not appear to be a blanket policy and is in the name of the borrower, therefore the HOI of $276.29/month was added to the ratios as well.
															11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822828	xxxxxx	31912128	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per the 1003, the lender did not include taxes, insurance and HOA on the REO properties. The mortgage statements in file do not reflect taxes and insurance are escrowed.	Reviewer Comment (2024-11-15): Excluded xxxxxx payment as 12 months paid by the business. DTI is within line.

Reviewer Comment (2024-11-12): Received blanket condo removing borrower's name along  with agent email stating blanket condo for association for REO. However, DTI will exceeds guidelines. New DTI is 51.72756%.

Reviewer Comment (2024-11-07): LOE from lender and updated policy provided, however it is the same policy with the borrower's name removed. The LOE from the lender stated the agent updated the policy and it is in fact a blanket. The agent email will need to be provided reflecting this.

Reviewer Comment (2024-10-30): The memo does not clear this condition. The REO properties in question are on xxxxxx vs. the subject property. Per the 1003, the lender did not include the TIA. Just the P&I. Further, the HOI for the property on xxxxxx does not appear to be a blanket policy and is in the name of the borrower, therefore the HOI of $276.29/month was added to the ratios as well.
															11/15/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822828	xxxxxx	31912129	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per the 1003, the lender did not include taxes, insurance and HOA on the REO properties. The mortgage statements in file do not reflect taxes and insurance are escrowed.	Reviewer Comment (2024-11-15): Excluded xxxxxx payment as 12 months paid by the business. DTI is within line.

Reviewer Comment (2024-11-12): Received blanket condo removing borrower's name along  with agent email stating blanket condo for association for REO. However, DTI will exceeds guidelines. New DTI is 51.72756%.

Reviewer Comment (2024-11-07): LOE from lender and updated policy provided, however it is the same policy with the borrower's name removed. The LOE from the lender stated the agent updated the policy and it is in fact a blanket. The agent email will need to be provided reflecting this.

Reviewer Comment (2024-10-30): The memo does not clear this condition. The REO properties in question are on xxxxxx vs. the subject property. Per the 1003, the lender did not include the TIA. Just the P&I. Further, the HOI for the property on xxxxxx does not appear to be a blanket policy and is in the name of the borrower, therefore the HOI of $276.29/month was added to the ratios as well.
															11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822828	xxxxxx	31912130	xxxxxx	10/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.72756% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per the 1003, the lender did not include taxes, insurance and HOA on the REO properties. The mortgage statements in file do not reflect taxes and insurance are escrowed.	Reviewer Comment (2024-11-15): Excluded xxxxxx payment as 12 months paid by the business. DTI is within line.

Reviewer Comment (2024-11-12): Received blanket condo removing borrower's name along  with agent email stating blanket condo for association for REO. However, DTI will exceeds guidelines. New DTI is 51.72756%.

Reviewer Comment (2024-11-12): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.74999% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (2024-11-07): LOE from lender and updated policy provided, however it is the same policy with the borrower's name removed. The LOE from the lender stated the agent updated the policy and it is in fact a blanket. The agent email will need to be provided reflecting this.

Reviewer Comment (2024-10-30): The memo does not clear this condition. The REO properties in question are on xxxxxx vs. the subject property. Per the 1003, the lender did not include the TIA. Just the P&I. Further, the HOI for the property on xxxxxx does not appear to be a blanket policy and is in the name of the borrower, therefore the HOI of $276.29/month was added to the ratios as well.
															11/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822986	xxxxxx	32640444	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	The RTC expiration is xxxxxx which is the same as the disbursement date on the Final CD. If the disbursement date is later, provide the final stamped settlement statement to support.		Reviewer Comment (2025-01-19): Final stamped settlement statement provided verifying later disbursement date.	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822986	xxxxxx	32640565	xxxxxx	01/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-19): Client elects to waive. PDI received dated xxxxxx: No Damage			01/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822986	xxxxxx	32655369	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-01-16): Client elects to waive			01/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822986	xxxxxx	32656104	xxxxxx	01/17/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The title was vested in a Trust prior to transfer at closing. Provide the trust agreement (refinance).		Reviewer Comment (2025-01-24): Received Trust Agreement. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823062	xxxxxx	32073548	xxxxxx	11/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The lease agreement reflects the borrower is residing at the property located at xxxxxx. However, Final 1003 reflects borrower's primary residence is on xxxxxx for 1 year 3 months. Term for lease was extended to xxxxxx . Provide the updated 1003 on page 1 and REO section for xxxxxx reflecting Investment.		Reviewer Comment (2024-11-14): Updated 1003 provided	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823062	xxxxxx	32073561	xxxxxx	11/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2024-11-14): Gap provided. New xxxxxx 30 day account taken out. Removed from assets as borrower has sufficient reserves and allowed per guidelines.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823062	xxxxxx	32073564	xxxxxx	11/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-11-14): Received Approval. Exception cleared.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823062	xxxxxx	32073566	xxxxxx	11/12/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-11-14): E-Consent provided	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823062	xxxxxx	32148133	xxxxxx	11/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The Final CD reflects a PPP.		Reviewer Comment (2024-11-21): Corrected PC-CD, COC (which was sent to borrower with reason) and disclosure tracking for delivery were provided. Reviewer Comment (2024-11-20): Final SS is not required as this will not reflect a PPP. However, LOE to borrower and evidence of delivery to the borrower of the corrected PC-CD is required. Reviewer Comment (2024-11-19): Received closing disclosure. Provide signed/stamped Closing Statement without PPP. Exception remains.	11/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	823215	xxxxxx	32365319	xxxxxx	12/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds for the Initial Purchase not provided		Source of funds are required per guidelines and were not provided.		Reviewer Comment (2024-12-30): The source of funds from the initial purchase was provided.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823215	xxxxxx	32365348	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7594)			Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823215	xxxxxx	32365416	xxxxxx	12/13/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-18): E-Sign agreement provided	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823215	xxxxxx	32375628	xxxxxx	12/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 3.5, xxxxxx CU 1.0. Due to conflicting information, a secondary valuation is required per guidelines.		Reviewer Comment (2025-01-06): CDA provided	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823215	xxxxxx	32443359	xxxxxx	12/18/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-12-18): E-Consent provided	12/18/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348326	xxxxxx	12/12/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.		Reviewer Comment (2024-12-26): Bona fide discount points were retested and applied.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348327	xxxxxx	12/12/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.		Reviewer Comment (2024-12-26): Bona fide discount points were retested and applied.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348328	xxxxxx	12/12/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.		Reviewer Comment (2024-12-26): Bona fide discount points were retested and applied.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348329	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.22485% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .22485%). Non-Compliant High Cost Loan.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.		Reviewer Comment (2024-12-26): Bona fide discount points were retested and applied..	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348330	xxxxxx	12/12/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.		Reviewer Comment (2024-12-26): Bona fide discount points were retested and applied.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348333	xxxxxx	12/12/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement)	Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2025-02-06): Per escalated review: Received lender attestation regarding discretion utilized in re-setting rate at a later date ad documented by lock/ext in file. Last Rate set has been overridden to xxxxxx based on creditor utilizing Reg C vs. Reg Z.

Reviewer Comment (2025-01-29): The lender LOE is not acceptable. Please provide what the previous comments requested on xxxxxx per the escalated compliance review. Responding again with the rate lock date is xxxxxx will not address this condition nor will the testing be conducted off that date. Per the lender's COC dated xxxxxx the last rate lock extension was xxxxxx with the same rate as initially disclosed/no change. The testing is based off of that last date.

Reviewer Comment (2024-12-26): GA uses a different definition for bona fide discount points from how HOEPA does them. GA allows up to 2 discount points to be excluded if the undiscounted rate does not exceed the conventional mortgage rate by more than 1%.  GA has been using the APOR as the "conventional mortgage rate" since xxxxxx As the spread between the undiscounted rate of 7.5% and 6.1% APOR is 1.4%, which exceeds the 1% allowable spread, no discount points are excludable. Exception remains.
															02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348334	xxxxxx	12/12/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Georgia High-Cost Loan (Fair Lending Notice Not on Note and/or Security Instrument)	Georgia High-Cost Loan: Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2025-02-06): Per escalated review: Received lender attestation regarding discretion utilized in re-setting rate at a later date ad documented by lock/ext in file. Last Rate set has been overridden to xxxxxx based on creditor utilizing Reg C vs. Reg Z.

Reviewer Comment (2025-01-29): The lender LOE is not acceptable. Please provide what the previous comments requested on xxxxxx per the escalated compliance review. Responding again with the rate lock date is xxxxxx will not address this condition nor will the testing be conducted off that date. Per the lender's COC dated xxxxxx the last rate lock extension was xxxxxx with the same rate as initially disclosed/no change. The testing is based off of that last date.

Reviewer Comment (2024-12-26): GA uses a different definition for bona fide discount points from how HOEPA does them. GA allows up to 2 discount points to be excluded if the undiscounted rate does not exceed the conventional mortgage rate by more than 1%.  GA has been using the APOR as the "conventional mortgage rate" since xxxxxx As the spread between the undiscounted rate of 7.5% and 6.1% APOR is 1.4%, which exceeds the 1% allowable spread, no discount points are excludable. Exception remains.
															02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32348335	xxxxxx	12/12/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Georgia High-Cost Loan (Points and Fees)	Georgia Fair Lending Act: Points and Fees on subject loan of 5.26552% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .26552%). Non-Compliant High-Cost Loans.	File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion.	Reviewer Comment (2025-02-06): Per escalated review: Received lender attestation regarding discretion utilized in re-setting rate at a later date ad documented by lock/ext in file. Last Rate set has been overridden to xxxxxx based on creditor utilizing Reg C vs. Reg Z.Per escalated review: Received lender attestation regarding discretion utilized in re-setting rate at a later date ad documented by lock/ext in file. Last Rate set has been overridden to xxxxxx based on creditor utilizing Reg C vs. Reg Z.

Reviewer Comment (2025-01-29): The lender LOE is not acceptable. Please provide what the previous comments requested on xxxxxx per the escalated compliance review. Responding again with the rate lock date is xxxxxx will not address this condition nor will the testing be conducted off that date. Per the lender's COC dated xxxxxx the last rate lock extension was xxxxxx with the same rate as initially disclosed/no change. The testing is based off of that last date.

Reviewer Comment (2024-12-26): GA uses a different definition for bona fide discount points from how HOEPA does them. GA allows up to 2 discount points to be excluded if the undiscounted rate does not exceed the conventional mortgage rate by more than 1%.  GA has been using the APOR as the "conventional mortgage rate" since xxxxxx As the spread between the undiscounted rate of 7.5% and 6.1% APOR is 1.4%, which exceeds the 1% allowable spread, no discount points are excludable. Exception remains.
02/06/2025	1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Within 90 days of loan closing and prior to receiving notice from the borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)  Within 90 days of discovery, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823269	xxxxxx	32357959	xxxxxx	12/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception to allow no mortgage verification on the subject property. However comp factors are incorrect. Residual income is not 2.5x the amount required by guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-02): Client elects to waive with verified compensation factors			01/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32364327	xxxxxx	12/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.96 is less than Guideline PITIA months reserves of 6.00.	Conflicting information is in the file. The Tax Preparer reflects the borrower is 100% owner of the business, however the OA and Business Narrative reflect borrower is only 51% owner (loan qualified off of 51% ownership).		Reviewer Comment (2025-01-30): Additional bank statements provided	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32364903	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Conflicting information is in the file. The Tax Preparer reflects the borrower is 100% owner of the business, however the OA and Business Narrative reflect borrower is only 51% owner (loan qualified off of 51% ownership).		Reviewer Comment (2025-01-30): Additional bank statements provided Reviewer Comment (2024-12-26): Once the reserves are addressed it will clear this exception.	01/30/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823269	xxxxxx	32364904	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Conflicting information is in the file. The Tax Preparer reflects the borrower is 100% owner of the business, however the OA and Business Narrative reflect borrower is only 51% owner (loan qualified off of 51% ownership).		Reviewer Comment (2025-01-30): Additional bank statements provided Reviewer Comment (2024-12-26): Once the reserves are addressed it will clear this exception.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823269	xxxxxx	32368060	xxxxxx	12/12/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects old lien holder	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-16): The LOE is not acceptable. A post close policy with corrections is not acceptable. Investor will need to consider waiving.			02/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823370	xxxxxx	32253428	xxxxxx	12/02/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.			Reviewer Comment (2024-12-02): Client elects to waive			12/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, corrected Mortgage (with required Legend), and proof of mailing. Best Practice would be to have signed and re-recorded Mortgage. (This will overwrite the existing Exception Remediation which reads: Provide the following: Corrected Mortgage (with required Legend), Letter of Explanation, and Proof of Delivery. Best Practice would be to have signed and re-recorded Mortgage.).	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823370	xxxxxx	32253429	xxxxxx	12/02/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) New York Subprime Loan (Escrow Not Established)	New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)			Reviewer Comment (2024-12-02): Client elects to waive			12/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823370	xxxxxx	32253430	xxxxxx	12/02/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 10.00112% or Final Disclosure APR of 10.03900% is in excess of allowable threshold of Prime Mortgage Market Rate 6.08000 + 3.75%, or 9.83000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-12-02): Client elects to waive			12/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823370	xxxxxx	32253431	xxxxxx	12/02/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Reviewer Comment (2024-12-26): A signed NORTC on the correct form was provided. Reviewer Comment (2024-12-09): Received LOE to borrower and unsigned correct RTC. However, rescission starts from when the borrower receives the new RTC. There is no evidence of delivery and borrower receipt.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823370	xxxxxx	32258930	xxxxxx	12/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-09): Received updated fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823370	xxxxxx	32290120	xxxxxx	12/02/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the EA license number. Expense factor provided.		Reviewer Comment (2024-12-27): Received CPA letter with EA license number. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823370	xxxxxx	32290139	xxxxxx	12/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Card Statement not provided		Provide the payoff statement for xxxxxx. The balance on the most recent gap report is $9,801, however only $9,571.98 was paid on this revolving debt.		Reviewer Comment (2024-12-27): Received Credit Card statement. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823437	xxxxxx	31945913	xxxxxx	10/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-19): Gap report provided	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823437	xxxxxx	31962257	xxxxxx	10/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM and 6 month pay history required for the Senior Lien.		Reviewer Comment (2024-11-19): VOM and pay history provided	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823437	xxxxxx	31963055	xxxxxx	10/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1st liens not reporting on the credit report are ineligible on CES.	Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-19): Client elects to waive with verified compensation factors			11/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823437	xxxxxx	31963067	xxxxxx	10/24/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-11-25): Prelim appraisal provided Reviewer Comment (2024-11-22): The same document was provided that was previously provided. Please review comments on xxxxxx : Having the CDA appraiser update the date to the updated appraisal does not clear this condition. All appraisals must be provided. Provide the appraisal with a completion date of xxxxxx. Reviewer Comment (2024-11-22): Having the CDA appraiser update the date to the updated appraisal does not clear this condition. All appraisals must be provided. Provide the appraisal with a completion date of xxxxxx.	11/25/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823511	xxxxxx	32306183	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-01-06): Received Guarantor Agreement. Exception cleared.	01/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	823511	xxxxxx	32306186	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Final CD shows Prepayment Charges		Reviewer Comment (2025-01-31): Received Note Addendum - Prepayment. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	823511	xxxxxx	32306202	xxxxxx	12/10/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 679 is less than Guideline representative FICO score of 720.	Investor Exception - Allow HOI escrow waiver with a Credit Score less than 720, however comp factors are incorrect. LTV is not 10% or more below the max allowed.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-12-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-11): No new documents received. Please try uploading again.			12/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	823511	xxxxxx	32312371	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide Quit Claim Deed in the name of Business Entity		Reviewer Comment (2025-02-10): Received Quit Claim Deed in the name of Business Entity. Exception Cleared.	02/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	823511	xxxxxx	32312579	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-02-10): Business Purpose document received. Exception Cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	823511	xxxxxx	32312583	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate is not signed.		Reviewer Comment (2025-02-10): Received signed copy of Business Purpose Certificate. Exception Cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	823525	xxxxxx	32091361	xxxxxx	11/14/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , III, Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-11-18): Clearance report provided	11/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823525	xxxxxx	32091759	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , III WVOE - Includes Income	A completed Written Verification of Employment – xxxxxx Form 1005 detailing base, overtime, commission, or bonus earnings per guidelines. TWN was provided in lieu of.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-18): The same document was provided that was in file at time of review. This WVOE is for B2. The condition is for B1, xxxxxx.			11/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823525	xxxxxx	32091792	xxxxxx	11/14/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-11-18): Prelim appraisal provided	11/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823525	xxxxxx	32126076	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business	1) When tax returns are > 90 days old, 2 months business bank statements covering the last 2 months of the P&L statement are required reflecting deposits. 2) Personal returns for both years are not signed and dated by the borrower. Tax transcripts do not clear this.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-25): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-25): Received 2 years 1040s signed/dated by both borrower. Provide 2 months business bank statements. Exception remains.			11/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823547	xxxxxx	31991173	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $18,493.80 exceeds tolerance of $10,780.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided	Reviewer Comment (2025-01-02): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Reviewer Comment (2025-01-01): SitusAMC received corrected PCCD with principal reduction of $490.80. Missig LOE to borrower and payment history to verify the reduction.

Reviewer Comment (2024-12-29): SitusAMC received cure documents for $7223, however cure required is for $7713.80. Please provide additional cure of $490.80. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-23): Transfer tax disclosed on xxxxxx LE as xxxxxx.  Transfer tax increased on the xxxxxx LE to xxxxxx.  No valid changed circumstance reason for this increase.  The Transfer tax then increased again on the final CD issued xxxxxx to total of $18,493.80 with no valid changed circumstance.  The xxxxxx LE COC states loan was re-locked with investor and settlement fees updated, this is not valid reason for increasing the transfer taxes xxxxxx.  The xxxxxx COC states recording fees increased based on need to record additional unaticipated documents and recording fee due to QCD. A follow-up rebuttal from lender states that due to the unknown quit claim deed to record until the preliminary CD was completed.  However, the quit clairm deed should have been aware by the lnder at the time of receipt of the title commitment which was dated xxxxxx and reflected the title vested in LLC name instead of the individual which the loan was being titled in.  SitusAMC would require additional documentation that supports the lender knowledge of the transfer tax increase on both the xxxxxx and xxxxxx disclosures, though lender would have had knowledge of the title name difference at the receipt of the title commitment on xxxxxx.  Unable to accept the documentation for a valid changed circumstance for these two transfer tax increases.

Reviewer Comment (2024-12-18): SitusAMC received rebuttal that the requirement of quit claim deed resulted the addition of transfer taxes. However, the COC does not have reason provided for the same. Please provide additional information to validate the change as to when the lender has become aware of the change that can include emails, communication logs, screenshot of LO notes in LOS.

Reviewer Comment (2024-12-10): SitusAMC received COC dated xxxxxx , but it does not give sufficient information on why the transfer tax fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-12-04): SitusAMC received COC dated xxxxxx whereas the fee increased on LE dated xxxxxx for $18003.Kindly provide a valid COC as to why the fee increased on CD dated xxxxxx or provide cure docs.Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2024-11-12): SitusAMC received COC dated xxxxxx which is already in file for review. However, there is no reason provided on COC for increase in transfer tax. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																01/02/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823547	xxxxxx	31991179	xxxxxx	11/01/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-11-08): FTP provided	11/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823547	xxxxxx	31991217	xxxxxx	11/01/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The file is missing the insurance documentation for this property. Please provide for review.		Reviewer Comment (2024-11-14): Loss payee reflects to see loan number for subject property and loan matches the mortgage statement in file. Reviewer Comment (2024-11-06): Received Hazard Insurance address however address is not mentioned on the document. Exception remains.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823547	xxxxxx	32033131	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,934,820.29 is over disclosed by $195.00 compared to the calculated Amount Financed of $1,934,625.29 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $1,934,820.29 is over disclosed by $195.00 compared to the calculated Amount Financed of $1,934,625.29 and the disclosed Finance Charge. It appears the lender did not include the CDAIR fee of $195 paid to an appraisal management company.	Reviewer Comment (2024-12-19): SitusAMC received lender attestation on services of AMC fee which were 4c7 related services.

Reviewer Comment (2024-12-10): SitusAMC 43-received CD and COC. However as previously stated, this does not address a finance charge underdisclosure violation and is not associated with a fee tolerance violation. Based on lender compliance report, lender did not include the Appraisal Management Company fee of $195, which is being tested as a service fee. The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable.

Reviewer Comment (2024-12-04): SitusAMC received CD and COC. However, this does not address a finance charge underdisclosure violation and is not associated with a fee tolerance violation. Based on lender compliance report, lender did not include the Appraisal Management Company fee of $195, which is being tested as a service fee. The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable.

Reviewer Comment (2024-11-15): Provided VCC in trailing documents do not affect the finance charge in this circumstance.

Reviewer Comment (2024-11-12): Finance charges underdisclosed by $195 which appears related to the AMC fee. The AMC portion could be either Finance charge or Non-Finance charge.  Depending on the purpose/service of the AMC fee.  Please provide explanation of services performed by AMC to determine if excludable as a 4c7 fee.
															12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823547	xxxxxx	32033132	xxxxxx	11/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $3,264,315.99 is under disclosed by $195.00 compared to the calculated Finance Charge of $3,264,510.99 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $3,264,315.99 is under disclosed by $195.00 compared to the calculated Finance Charge of $3,264,510.99 It appears the lender did not include the CDAIR fee of $195 paid to an appraisal management company.	Reviewer Comment (2024-12-19): SitusAMC received lender attestation on services of AMC fee which were 4c7 related services.

Reviewer Comment (2024-12-17): SitusAMC received rebuttal from Client that fee was for reviewing, confirming data & verifying the appraisal report.  Please provide a written Attestation from Lender's giving those services performed on the AMC fee in order to re-test as 4c7 fee.

Reviewer Comment (2024-12-10): SitusAMC 43-received CD and COC. However as previously stated, this does not address a finance charge underdisclosure violation and is not associated with a fee tolerance violation. Based on lender compliance report, lender did not include the Appraisal Management Company fee of $195, which is being tested as a service fee. The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable.

Reviewer Comment (2024-12-04): SitusAMC received CD and COC. However, this does not address a finance charge underdisclosure violation and is not associated with a fee tolerance violation. Based on lender compliance report, lender did not include the Appraisal Management Company fee of $195, which is being tested as a service fee. The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable.

Reviewer Comment (2024-11-15): Provided VCC in trailing documents do not affect the finance charge in this circumstance.

Reviewer Comment (2024-11-12): Finance charges underdisclosed by $195 which appears related to the AMC fee. The AMC portion could be either Finance charge or Non-Finance charge.  Depending on the purpose/service of the AMC fee.  Please provide explanation of services performed by AMC to determine if excludable as a 4c7 fee.
															12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823547	xxxxxx	32035635	xxxxxx	11/01/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU score of 1.3, xxxxxx CU score of 5.0. Due to discrepancy, a secondary valuation is required (CDA, ARR, etc).		Reviewer Comment (2024-11-08): CDA received. See new condition.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823547	xxxxxx	32035703	xxxxxx	11/01/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title address is missing xxxxxx in the City.		Reviewer Comment (2024-11-08): FTP provided Reviewer Comment (2024-11-05): The update title is signed, dated and time stamped as the incorrect policy. There are no revisions number to determine the correct policy.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823547	xxxxxx	32076654	xxxxxx	11/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: xxxxxx is part of the main address vs. the city.		Reviewer Comment (2024-11-15): Updated CDA provided	11/15/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823613	xxxxxx	32190413	xxxxxx	11/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-03): FTP provided	12/03/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823613	xxxxxx	32190419	xxxxxx	11/26/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-03): FTP provided	12/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823613	xxxxxx	32190646	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-24): Client elects to waive			11/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823613	xxxxxx	32243653	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $71,882.20 is over disclosed by $55.00 compared to the calculated Amount Financed of $71,827.20 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The CDA invoice reflects a $55 AMC fee that was not included.		Reviewer Comment (2024-12-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-12-13): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		12/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823613	xxxxxx	32243654	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $126,237.88 is under disclosed by $55.00 compared to the calculated Finance Charge of $126,292.88 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The CDA invoice reflects a $55 AMC fee that was not included.		Reviewer Comment (2024-12-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-12-13): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		12/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823670	xxxxxx	32025094	xxxxxx	11/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2025-03-24): A 442 reflecting the damages were repaired dated post-disaster end date was provided. Reviewer Comment (2025-03-24): xxxxxx Reviewer Comment (2024-11-04): Client elects to waive. 442 received dated xxxxxx: Some Damage	03/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823670	xxxxxx	32025107	xxxxxx	11/05/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-20): Received Page 1 and 2 of Hazard Insurance Policy. Kindly provide all the pages of Hazard Insurance Policy. Exception remains.			11/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823670	xxxxxx	32025147	xxxxxx	11/05/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-11-19): CDA received	11/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823670	xxxxxx	32025312	xxxxxx	11/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-20): UDM cert and UDM on fraud report provided	11/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823670	xxxxxx	32025435	xxxxxx	11/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-11-19): SitusAMC received e-consent dated xxxxxx .	11/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823670	xxxxxx	32025437	xxxxxx	11/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fees on the Loan Estimate dated xxxxxx was $0; however, the final Closing Disclosure reflects $125.00 without a valid change of circumstance.		Reviewer Comment (2024-12-19): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2024-12-11): SItusAMC received Post CD and LOX. However, we would also require Copy of refund check and proof of mailing in order to cure the exception. Reviewer Comment (2024-11-15): SitusAMC received Post CD. However, we would also require LOX, copy of refund check and proof of mailing in order to cure the exception. Reviewer Comment (2024-11-13): SitusAMC Received Corrected PCCD; However, missing LOE, Copy of check and Proof of Mailing.		12/19/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823670	xxxxxx	32038925	xxxxxx	11/05/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The 442 in file only references the recent disaster and is considered a PDI.		Reviewer Comment (2025-03-24): A 442 was provided.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823670	xxxxxx	32046179	xxxxxx	11/05/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The disclosure tracking reflects an updated appraisal was delivered to the borrower on xxxxxx . Provide the corresponding appraisal.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-22): Client elects to waive with verified compensation factors Reviewer Comment (2024-11-08): The same documents were provided that were in file at time of review. Please review original condition. The disclosure tracking reflects an updated appraisal (re subject says: Appraisal Report) was delivered to the borrower on xxxxxx . Provide the corresponding appraisal.			01/22/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823670	xxxxxx	32046358	xxxxxx	11/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: xxxxxx; Disaster Declaration date: xxxxxx; Most Recent Disaster End date: xxxxxx	Per the 442 for disaster provided, the appraiser notes some xxxxxx. Investor to advise if they are accepting.		Reviewer Comment (2024-12-29): 442 provided reflecting damages repaired. Reviewer Comment (2024-11-19): The same 442 was provided that was in file at time of review. Please review the original condition. Per the 442 for disaster provided, the appraiser notes some damage to the fence. Investor to advise if they are accepting.	12/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823765	xxxxxx	32726807	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The first lien being paid off through closing, per title, the current lender is the original lien holder. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form		Reviewer Comment (2025-02-17): Letter of Explanation, Proof of Delivery (RTC's signed and dated by borrower evidences receipt), and Re-open Rescission using the correct model form provided		02/17/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823964	xxxxxx	32604072	xxxxxx	01/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-31): Received Credit Report dated xxxxxx . Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823964	xxxxxx	32627985	xxxxxx	01/15/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Per investor overlays, max LTV of 70% with a 680 FICO on a C/O transaction when using P&L income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors			01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823978	xxxxxx	32129092	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-11-22): 1008 w UW name provided	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823978	xxxxxx	32129096	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-11-25): Received Fraud and OFAC search run on the Settlement Agent, xxxxxx. Exception cleared.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823978	xxxxxx	32129113	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,905.18 exceeds tolerance of $1,085.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2024-11-22): SitusAMC received a valid COC.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823978	xxxxxx	32129114	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2024-12-01): SitusAMC received valid COC document. Reviewer Comment (2024-11-22): SitusAMC received COC dated xxxxxx for the appraisal fee increased. However, the fee increased on CD dated xxxxxx for $700 .Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	12/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823978	xxxxxx	32129115	xxxxxx	11/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $245.00 exceeds tolerance of $118.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2024-12-05): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-11-22): SitusAMC received COC dated xxxxxx stating "Pricing or rate change" which is not a valid reason for the change. Kindly provide a valid reason as to why credit report fee increased on CD dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.		12/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823978	xxxxxx	32129116	xxxxxx	11/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-11-17): Client elects to waive			11/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823978	xxxxxx	32153494	xxxxxx	11/19/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		There is an appraisal delivery in file dated xxxxxx. Provide the corresponding appraisal. (Appraisal in file has a completion date of xxxxxx).		Reviewer Comment (2024-11-26): The original appraisal was provided.	11/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824022	xxxxxx	32707190	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud & OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-31): An OFAC search on the settlement agent was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824022	xxxxxx	32707329	xxxxxx	01/30/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Need proof that the listing has been removed for subject property.		Reviewer Comment (2025-01-31): Evidence the listing was removed prior to closing was provided	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824022	xxxxxx	32712506	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Entity was formed in xxxxxx. The Foreign Articles for OH were provided. Provide the xxxxxx filed Articles.		Reviewer Comment (2025-01-31): Evidence of xxxxxx Articles was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824022	xxxxxx	32813341	xxxxxx	02/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per client, the lender is updating the PPP terms. Provided the corrected and executed Note with updated PPP terms, LOE to borrower, and evidence of delivery to the borrower. (Per client, they are not requiring PPP to the DOT to be updated).		Reviewer Comment (2025-02-07): Received new PPP to the Note, DOT, LOE to borrower and evidence of delivery to the borrower.	02/07/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824028	xxxxxx	32058131	xxxxxx	11/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-11-11): Client elects to waive. DI received dated xxxxxx: No Damage			11/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824028	xxxxxx	32058195	xxxxxx	11/08/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Insurance Verification	Provide need the currency convertor for taxes and evidence of any HOI and currency convertor for the HOI.		Reviewer Comment (2024-11-25): Received evidence of HOI and currency converter Reviewer Comment (2024-11-21): Currency converter provided for taxes. Pending receipt of evidence of HOI and currency converter for HOI once received. Reviewer Comment (2024-11-21): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Other	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824028	xxxxxx	32058232	xxxxxx	11/08/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Paystubs	xxxxxx Physical Therapy and Medical 1) If the tax return date exceeds 90 days from the note date, a YTD Profit and Loss Statement (P&L), signed and dated by the borrower, up to and including the most recent month preceding the loan application date and two (2) business checking account statements for the two (2) most recent months reflected on the P&L. 2. If the borrower pays themselves wage income, a YTD paystub must be included in the file.	Reviewer Comment (2024-12-06): Per client, the matrix allows for use to follow AUS income and asset requirements when a simultaneous transaction with a first lien. The AUS does not require the P&L, 2 months business bank statements, nor YTD paystub. Per client, will update their full guidelines to co-inside with their matrix. Requested clearance based off matrix.

Reviewer Comment (2024-12-05): The LOE is not acceptable. Per the full guidelines, the requirements for CES income follow first lien requirements in the guidelines which require all the documents in the original condition.

Reviewer Comment (2024-11-25): The previous LOE and current LOE provided are not sufficient. This loan was not reviewed to xxxxxx nor DU as well as the AUS in file is Approve/Ineligible. The income requirements in the guidelines are to be utilized. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-11-20): The LOE is not sufficient. This loan was reviewed to investor guidelines dated 7.2024. The documentation is required per the investor guidelines.
															12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824028	xxxxxx	32058242	xxxxxx	11/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The file is missing a copy of the first lien note. The file does not contain a mortgage statement; however, the loan is closed simultaneously with the subject loan and the file does not contain a Closing Disclosure to verify the mortgage payment.		Reviewer Comment (2024-11-13): Received Final CD for the senior lien. Exception cleared. Reviewer Comment (2024-11-12): Received Senior Lien Note. Pending receipt of Final Closing Disclosure for the Senior Lien. Exception remains.	11/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824028	xxxxxx	32058287	xxxxxx	11/08/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide VOM for the property located at xxxxxx. Pay history provided only.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-06): Client elects to waive with verified compensation factors

Reviewer Comment (2024-11-25): The document provided is a mortgage statement with pay history. Per guidelines, if a lien does not appear on credit, a VOM from the creditor is required along with a 6 month pay history. The document provided only qualifies for the pay history portion.

Reviewer Comment (2024-11-20): The UW LOE is not acceptable. The loan was reviewed to investor guidelines 7.2024. All US borrower's require housing history. If the housing is overseas, this does not negate the fact the housing history must be verified.
																	12/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824028	xxxxxx	32058364	xxxxxx	11/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Broker Contact Information (Broker Name, Broker xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	Page 5 of the final closing disclosure does not reflect the contact xxxxxx ID.		Reviewer Comment (2024-11-14): LOE and PCCD received		11/14/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	824028	xxxxxx	32058388	xxxxxx	11/08/2024	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The file is missing initial Notice of Special Flood Hazard Disclosure.		Reviewer Comment (2024-11-06): Client elects to waive			11/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824078	xxxxxx	32714560	xxxxxx	01/30/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	Per LOX from the borrower, the master insurance policy covers walls in for the property on xxxxxx. Therefore, provide master policy. If master policy does not cover the unit, then provide HO6 policy.		Reviewer Comment (2025-02-05): Received Blanket HOI policy reflects All-In. Exception cleared.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824083	xxxxxx	32127074	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Loan Amount is incorrect.		Reviewer Comment (2024-12-13): Received Business Purpose Certificate. Exception cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824083	xxxxxx	32127129	xxxxxx	11/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM and payoff received for subject property lien which does not appear on the credit report. Pending receipt of the 6 month pay history.		Reviewer Comment (2025-01-14): Received 6 months pay history. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824089	xxxxxx	32311336	xxxxxx	12/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide updated VOR for borrowers' primary residence to update pay history. No of late payments is not completed.		Reviewer Comment (2025-02-03): Received explanation letter from the landlord regarding the no. of lates. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824171	xxxxxx	32232664	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (xxxxxx & Development/Schedule C)	The personal tax returns are not signed and dated by the borrower and is also a guideline requirement. Transcripts do not clear this condition.		Reviewer Comment (2024-12-03): Received clarification LOE from lender and CPA letter reflecting that the 1120S is a flow through Entity for the 1065 company. Removed income from xxxxxx and Schedule C and used xxxxxx to qualify only.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824171	xxxxxx	32232675	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The personal tax returns are not signed and dated by the borrower and is also a guideline requirement. Transcripts do not clear this condition.		Reviewer Comment (2024-12-03): Received clarification LOE from lender and CPA letter reflecting that the 1120S is a flow through Entity for the 1065 company. Removed income from xxxxxx and Schedule C and used xxxxxx to qualify only.	12/03/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	824171	xxxxxx	32232676	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The personal tax returns are not signed and dated by the borrower and is also a guideline requirement. Transcripts do not clear this condition.		Reviewer Comment (2024-12-03): Received clarification LOE from lender and CPA letter reflecting that the 1120S is a flow through Entity for the 1065 company. Removed income from xxxxxx and Schedule C and used xxxxxx to qualify only.	12/03/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824171	xxxxxx	32232684	xxxxxx	11/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-03): Client elects to waive. Appraisal comments dated xxxxxx: No Damage Reviewer Comment (2024-11-29): The CDA does not clear this condition. A PDI is required.			12/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824171	xxxxxx	32232800	xxxxxx	11/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-29): Gap report provided	11/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824171	xxxxxx	32243678	xxxxxx	11/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The acknowledgment of appraisal in file reflect an appraisal was received on xxxxxx. The appraisal in file has a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-11-29): Prelim appraisal provided	11/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824171	xxxxxx	32243686	xxxxxx	11/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1065, Account Statements - Business	1) Business and Personal Returns are not signed and dated by the borrower for the 1065 2) When tax returns are > 90 days from the Note, YTD P&L and 2 months business bank statements covering the time period of the last 2 months of the P&L and reflecting income deposits is required. 2 months Business bank statements not provided for 1065. 3) Investor submitted loan as a 2 year full doc. 2022 1040's and 1065 not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-24): Client elects to waive with verified compensation factors

Reviewer Comment (2024-12-24): Received signed 1065. However the file is still pending receipt of 2 months Business bank statements. Exception remains.

Reviewer Comment (2024-12-17): The investor provided us with the 7.2024 guidelines to be reviewed to. If the loan requires a re-review to new guidelines, this will need to come from the investor. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-12-08): Received 2022 executed personal returns, received 2022 1065, and received corrected 1008/1003 correcting business name. Still pending receipt of the 2 months business returns for the 1065 covering the last 2 months of the P&L and signed and dated by the borrower & 2023/2022 1065's singed and dated by the borrower. These are investor guideline requirements.

Reviewer Comment (2024-12-03): Received clarification LOE from lender and CPA letter reflecting that the 1120S is a flow through Entity for the 1065 company. Removed income from xxxxxx and Schedule C and used xxxxxx to qualify only. 1) If this was supposed to be a 1 year full doc, the investor will need to request a re-review to 1 year full doc as the investor submitted as a 2 year full doc 2) The guidelines require personal and business returns to be signed and dated by the borrower 3) The guidelines require a YTD P&L and 2 months business bank statements when the tax returns are dated > 90 days from closing. P&L provided. Provide the 2 months business bank statements covering the last 2 months of the P&L provided. 4) Provide the updated 1003 reflecting primary income as xxxxxx.

Reviewer Comment (2024-12-03): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: 1040 - Schedule C (2022), 1120S (2022), Account Statements - Business, P&L Statement

Reviewer Comment (2024-11-29): The appraisal, UCDP, CDA and gap report were provided. There are no additional documents for this condition.
																	12/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824198	xxxxxx	32152403	xxxxxx	11/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-11-25): Received UDN details on Fraud report. Exception cleared.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824198	xxxxxx	32152404	xxxxxx	11/20/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-21): FTP provided	11/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824198	xxxxxx	32152407	xxxxxx	11/20/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-21): FTP provided	11/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824198	xxxxxx	32152410	xxxxxx	11/20/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-11-26): 2055 drive-by was received. Reviewer Comment (2024-11-26): Please upload the 2055 appraisal once received.	11/26/2024			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824198	xxxxxx	32156238	xxxxxx	11/20/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-11-19): Client elects to waive			11/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824198	xxxxxx	32162295	xxxxxx	11/20/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 states B1 , xxxxxx, is a xxxxxx. However, there is a Permanent Resident Card that expires xxxxxx for B1. Need a corrected final 1003.		Reviewer Comment (2024-11-21): Corrected 1003 provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824241	xxxxxx	32253243	xxxxxx	12/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx .		Reviewer Comment (2024-12-04): SitusAMC received xxxxxx CD 3 business days prior to consummation.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824241	xxxxxx	32258211	xxxxxx	12/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.06981% exceeds Guideline combined loan to value percentage of 80.00000%.			Reviewer Comment (2024-12-12): Updated mortgage statement provided with 11.4.2024 payment made. Statement dated 11.4.2024. Update senior lien balance. CLTV is now within guidelines. Reviewer Comment (2024-12-05): Please review the mortgage statement for the senior lien. Reviewer Comment (2024-12-04): 1008 provided was in file at time of review. 1st lien balance $xxxxxx + current lien $xxxxxx=$xxxxxx/$xxxxxx=80.06%	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824241	xxxxxx	32290370	xxxxxx	12/02/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Correct Hazard Insurance Mortgagee Clause to read: xxxxxx. Certificate reflects Natios Direct Mortgage		Reviewer Comment (2024-12-04): Updated HOI provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824253	xxxxxx	32433720	xxxxxx	12/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-31): Received Title Final. Exception cleared.	12/31/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824253	xxxxxx	32433723	xxxxxx	12/23/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-31): Received Title Final. Exception cleared.	12/31/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824253	xxxxxx	32473956	xxxxxx	12/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the updated approval with the correctly loan purpose of C/O and loan amount.		Reviewer Comment (2024-12-27): Received Approval. Exception cleared	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824253	xxxxxx	32473966	xxxxxx	12/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-02): Received Credit Report dated xxxxxx . Exception cleared.	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824253	xxxxxx	32474003	xxxxxx	12/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. Taxes due xxxxxx were were not paid.		Reviewer Comment (2024-12-29): Updated tax cert provided reflecting taxes paid	12/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824253	xxxxxx	32474014	xxxxxx	12/23/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The appraisal report reflects xxxxxx panels are leased and title reflects financing statement. Provide the xxxxxx lease agreement and payment.		Reviewer Comment (2025-01-06): xxxxxx lease reported on credit report per client. Since it matches the financing statement on title, deeming acceptable. Reviewer Comment (2024-12-29): Evidence of this needs to be provided via the xxxxxx Lease. There is no indication this is the xxxxxx lease.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824310	xxxxxx	32076872	xxxxxx	11/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-12): Client elects to waive			11/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824310	xxxxxx	32086324	xxxxxx	11/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor requested an exception approval to allow the xxxxxx conversion to a xxxxxx without a permit.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-12): Client elects to waive with verified compensation factors			11/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824310	xxxxxx	32086696	xxxxxx	11/13/2024	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: xxxxxx Issue date: xxxxxx; Received date: xxxxxx; Signed date: xxxxxx	Final CD issued on xxxxxx with Closing date of xxxxxx was signed by the borrower on xxxxxx .		Reviewer Comment (2024-11-12): Client elects to waive			11/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824310	xxxxxx	32089886	xxxxxx	11/13/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is incorrect. Section A, "Have you had an ownership interest in another property in the last three years" was answered "No". Please provide a corrected 1003.		Reviewer Comment (2024-11-14): Received corrected 1003. Exception cleared.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297138	xxxxxx	11/15/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing origination credit report.		Reviewer Comment (2024-11-22): Credit report provided	11/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297139	xxxxxx	11/15/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Missing final title policy.		Reviewer Comment (2024-11-22): Supplement provided	11/22/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297143	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Missing origination credit report causing an ATR risk.		Reviewer Comment (2024-11-22): Credit report provided	11/22/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297144	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Missing origination credit report causing an ATR risk.		Reviewer Comment (2024-11-22): Credit report provided	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297145	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing origination credit report causing an ATR risk.		Reviewer Comment (2024-11-22): Credit report provided	11/22/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297146	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing origination credit report causing an ATR risk.		Reviewer Comment (2024-11-22): Credit report provided	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297147	xxxxxx	11/15/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing origination credit report.		Reviewer Comment (2024-11-22): Credit report provided	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824328	xxxxxx	32297148	xxxxxx	11/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing origination credit report causing an ATR risk.		Reviewer Comment (2024-11-22): Credit report provided	11/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824330	xxxxxx	32641101	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided	The Guarantors Agreement must be signed as an Individual vs Business Entity by Guarantor	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-24): Received Guarantors Agreement appears to be an altered document. Provide updated Guarantors agreement. Exception remains.

Reviewer Comment (2025-02-14): Received same Guarantor Agreement which was already in file. Provide guarantor agreement which should only reflects individual signature and not business entity name. Exception remains.

Reviewer Comment (2025-01-27): Received Guarantor Agreement Page 5 reflects business name, however the signature should only reflect individual name. Exception remains. Condition is not invalid.

Reviewer Comment (2025-01-24): Received Guaranty Agreement signed by Business Entity. However, we need the Guaranty Agreement to be executed by the borrower. Exception remains.
																	02/25/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824330	xxxxxx	32641107	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-24): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824330	xxxxxx	32641118	xxxxxx	01/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - Condo that exceeds the 60% investor concentration per HOA questionnaire.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-19): Client elects to waive with verified compensation factors			01/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824330	xxxxxx	32645280	xxxxxx	01/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for the borrower's primary residence does not appear on the credit report. Note was provided. Pending receipt of VOM and 6 months pay history.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-30): Received processor cert for description name on pay history for 12 months. Matches the payment on the Note. Loan was reviewed to 7.2024 guidelines, therefore a copy of the VOM is still required. Reviewer Comment (2025-01-24): Received Bank statement with account xxxxxx reflects payment send to xxxxxx, however per note document the lender is xxxxxx. Also, guidelines requires copy of VOM. Exception remains.			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824330	xxxxxx	32645450	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Provide Certificate of Good Standing within 12 months. The Certificate of Good Standing in file is not dated.		Reviewer Comment (2025-01-24): Received Certificate of Good Standing within 12 months. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824435	xxxxxx	32336728	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-11): Approval provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824435	xxxxxx	32336729	xxxxxx	12/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-11): UDM provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824435	xxxxxx	32336826	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent's, xxxxxx, is missing.		Reviewer Comment (2024-12-17): Received updated Fraud Report. Fraud and OFAC ran on the settlement agents. Exception cleared.	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824435	xxxxxx	32338247	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor requested exception approval for missing the original Note for the REO property on xxxxxx.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-10): Client elects to waive with verified compensation factors			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824435	xxxxxx	32338250	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	6 months history of mortgage payments for $300,000 lien with xxxxxx on property xxxxxx not provided. VOM in file. (Concurrent loan had this exception granted).	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-12): Client elects to waive with verified compensation factors			12/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824435	xxxxxx	32343310	xxxxxx	12/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	Borrower: xxxxxx	Provide supporting document for the B1 as declarations section D. 1. reflects Yes. Borrower is closing concurrently with the property on xxxxxx. Provide the updated PITIA. Subject to DTI recalculation.		Reviewer Comment (2024-12-17): PITIA docs provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824435	xxxxxx	32343552	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Business Purpose Cert		Reviewer Comment (2024-12-23): BP Cert provided	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824435	xxxxxx	32343634	xxxxxx	12/10/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds.	Initial 1003, dec page reflects intent to occupy. Provide the corrected 1003 and lender attestation on error.		Reviewer Comment (2024-12-17): Lender attestation provided	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824515	xxxxxx	32704208	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-31): Received Business Purpose Certificate. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824545	xxxxxx	32295906	xxxxxx	12/09/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided				Reviewer Comment (2024-12-10): Appraisal provided	12/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824545	xxxxxx	32296634	xxxxxx	12/09/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The supporting secondary valuation is missing. Sec ID: 56	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-12-10): Appraisal provided and CDA in file at time of review	12/10/2024			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824561	xxxxxx	32474664	xxxxxx	12/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $388,611.47 is over disclosed by $115.00 compared to the calculated Amount Financed of $388,496.47 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $643,021.08; calculated amount financed is $643,136.08. Variance is -$115.00.		Reviewer Comment (2025-01-29): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (2025-01-06): The following were included as prepaid finance charges: $500 Admin Fee, $6000 Loan Origination Fee, $495 Processing Fee, $1360 Underwriting Fee, $40 Archival Fee, $95 Bank Wire Fee, $295 Document Signing Fee, $30 Escrow Wire Fee, $75 Messenger Fee, $95 Messenger Fee/Overnight Mail, $50 Recording Service Fee to title, $595 Settlement Agent fee, $90 Sub-Escrow Fee		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	824561	xxxxxx	32474665	xxxxxx	12/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $643,021.08 is under disclosed by $115.00 compared to the calculated Finance Charge of $643,136.08 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $643,021.08; calculated finance charge is $643,136.08. Variance is -$115.00.		Reviewer Comment (2025-01-29): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (2025-01-06): The following were included as prepaid finance charges: $500 Admin Fee, $6000 Loan Origination Fee, $495 Processing Fee, $1360 Underwriting Fee, $40 Archival Fee, $95 Bank Wire Fee, $295 Document Signing Fee, $30 Escrow Wire Fee, $75 Messenger Fee, $95 Messenger Fee/Overnight Mail, $50 Recording Service Fee to title, $595 Settlement Agent fee, $90 Sub-Escrow Fee		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	824623	xxxxxx	32127937	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-12-17): DI provided dated xxxxxx: No Damage	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824623	xxxxxx	32128688	xxxxxx	11/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, closing coordinator for seller, xxxxxx, not included in the fraud report.		Reviewer Comment (2024-12-18): Received Fraud and OFAC search run on seller, xxxxxx,. Exception cleared.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824623	xxxxxx	32151606	xxxxxx	11/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.0, xxxxxx CU 3.5. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2024-12-12): CDA received	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824623	xxxxxx	32151985	xxxxxx	11/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR provided by a private landlord. 6 months cancelled checks required.		Reviewer Comment (2025-01-23): Received Verification of Rent . Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824641	xxxxxx	32152111	xxxxxx	11/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and % owned in xxxxxx Construction and Remodeling for account xxxxxx.		Reviewer Comment (2025-01-23): Bank signature card provided for account reflects opened as sole prop. Verified by post-close VOD as well and County Clerk document. Reviewer Comment (2025-01-14): The document provided is dated post-close and not acceptable. An Entity document needs to be provided reflecting ownership and ownership % at or prior to closing. Reviewer Comment (2024-12-18): Received document which is already in file. Provide evidence of ownership and % owned in xxxxxx Construction and Remodeling for account xxxxxx. Exception remains.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	824641	xxxxxx	32155597	xxxxxx	11/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	1) xxxxxx. Borrower's LOE in file reflects "Yes" to having a mortgage on the property with a monthly cost of $320.00. Provide the 12 month VOM, copy of Note or mortgage statement, and 6 month pay history. 2) The borrower just sold his previous primary residence. The mortgage lien with xxxxxx does not appear on credit. Provide the VOM.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-28): Provide copy of Note or mortgage statement for xxxxxx, xxxxxx. Also, per guidelines only 1x30x12 late are allowed, however VOM reflects 11 late in last 12 months. Exception remains.

Reviewer Comment (2025-01-27): Per client, accepting LOE explanation from xxxxxx lien for previous primary. Still pending copy of Note or Mortgage statement for item #1 as well as VOM reflects 11x30x12 which is not allowed.

Reviewer Comment (2024-12-19): 1. Received VOM and Pay history for property located at xxxxxx. Provide copy of Note or mortgage statement. Also, per guidelines only 1x30x12 late are allowed, however VOM reflects 11 late in last 12 months.
2. Per closing statement mortgage lien for previous primary property that are paid are from the lender xxxxxx. Credit report reflects mortgage lien for xxxxxx. However mortgage is not reflected for xxxxxx. Therefore, provide VOM. Exception remains.
																	02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	824641	xxxxxx	32746671	xxxxxx	01/30/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	VOM reflects multiple lates that exceed guidelines. LTV restrictions apply.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors			02/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	824868	xxxxxx	32333678	xxxxxx	12/12/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2024-12-12): Client elects to waive			12/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824868	xxxxxx	32333703	xxxxxx	12/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2024-12-26): Received credit report dated xxxxxx . Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824868	xxxxxx	32333723	xxxxxx	12/12/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-19): E-consent provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824868	xxxxxx	32333876	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-12): Client elects to waive			12/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824868	xxxxxx	32333880	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason for not having an escrow account is not listed on the Closing Disclosure dated xxxxxx .		Reviewer Comment (2025-01-07): SitusAMC received corrected PCCD and LOE. Reviewer Comment (2024-12-26): SitusAMC received corrected PCCD, however missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		01/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	824868	xxxxxx	32333881	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,929.70 may be required.	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2025-01-07): SitusAMC received xxxxxx LE Reviewer Comment (2024-12-26): File documentation indicates application date of xxxxxx Earliest LE in loan file is dated xxxxxx .	01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824868	xxxxxx	32333913	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7730)	LE's and SSPL list not provided.		Reviewer Comment (2024-12-26): SitusAMC received SSPL and LE	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	824868	xxxxxx	32587942	xxxxxx	01/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	SitusAMC received xxxxxx LE electronically signed on xxxxxx. However, e-consent is over 3 business days from application. The lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2. The failure to obtain proper consent is the equivalent of the disclosures never being sent. Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days or proof of earlier e-consent within timing requirements. The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.		Reviewer Comment (2025-01-16): SitusAMC received LE dated xxxxxx .	01/16/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	824871	xxxxxx	32450537	xxxxxx	12/26/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $85,032.75 is less than Cash From Borrower $300,164.30.			Reviewer Comment (2025-01-24): Wire for funds to close and estimated closing statement for source provided. Reviewer Comment (2025-01-10): Provide evidence where these wires came from. None of the accounts have $268,964.32 to cover the wire on xxxxxx .	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824871	xxxxxx	32450542	xxxxxx	12/26/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	Hazard and Flood policies do not have Lot xxxxxx as the Note.	Reviewer Comment (2025-02-05): See new updated condition

Reviewer Comment (2025-02-05): Received corrected and executed Note, corrected 1003, corrected flood cert, and corrected LOE to borrower. Pending receipt of corrected DOT + Riders, Lender's letter of intent to re-record, and evidence of delivery to the borrower. If the investor is not requiring any additional documents be updated, including the DOT + Riders, then this part will need to be waived by the investor.

Reviewer Comment (2025-01-31): Received correct Note document. Provide corrected DOT + Riders, corrected 1003, corrected Flood Cert, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-rerecord. Exception remains.

Reviewer Comment (2025-01-27): The same document was uploaded that was previously uploaded. Please review the comments from 1/24: 1 page of the corrected Note is not acceptable. If the address is incorrect, provide all pages of the corrected and executed Note, corrected DOT + Riders, corrected 1003, corrected Flood Cert, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-rerecord.

Reviewer Comment (2025-01-24): 1 page of the corrected Note is not acceptable. If the address is incorrect, provide all pages of the corrected and executed Note, corrected DOT + Riders, corrected 1003, corrected Flood Cert, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-rerecord.
															02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824871	xxxxxx	32450552	xxxxxx	12/26/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Valuation and CDA do not show Lot xxxxxx in address.	Reviewer Comment (2025-01-31): A corrected Note with the address matching both valuations was provided.

Reviewer Comment (2025-01-27): The same document was uploaded that was previously uploaded. Please review the comments from 1/24: 1 page of the corrected Note is not acceptable. If the address is incorrect, provide all pages of the corrected and executed Note, corrected DOT + Riders, corrected 1003, corrected Flood Cert, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-rerecord.

Reviewer Comment (2025-01-24): 1 page of the corrected Note is not acceptable. If the address is incorrect, provide all pages of the corrected and executed Note, corrected DOT + Riders, corrected 1003, corrected Flood Cert, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-rerecord.
															01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824871	xxxxxx	32450554	xxxxxx	12/26/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2025-01-24): Wire for funds to close and estimated closing statement for source provided. Reviewer Comment (2025-01-10): Provide evidence where these wires came from. None of the accounts have $268,964.32 to cover the wire on xxxxxx .	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824871	xxxxxx	32486430	xxxxxx	12/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Title does not reflect Lot xxxxxx	Reviewer Comment (2025-01-31): A corrected Note with the address matching the title was provided.

Reviewer Comment (2025-01-27): The same document was uploaded that was previously uploaded. Please review the comments from 1/24: 1 page of the corrected Note is not acceptable. If the address is incorrect, provide all pages of the corrected and executed Note, corrected DOT + Riders, corrected 1003, corrected Flood Cert, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-rerecord.

Reviewer Comment (2025-01-24): 1 page of the corrected Note is not acceptable. If the address is incorrect, provide all pages of the corrected and executed Note, corrected DOT + Riders, corrected 1003, corrected Flood Cert, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-rerecord.
															01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824871	xxxxxx	32788524	xxxxxx	02/05/2025	Credit	System	General	System	Security Instrument address does not match Note address.		Received corrected and executed Note, corrected 1003, corrected flood cert, and corrected LOE to borrower removing Lot xxxxxx. Pending receipt of corrected DOT + Riders, Lender's letter of intent to re-record, and evidence of delivery to the borrower. If the investor is not requiring any additional documents be updated, including the DOT + Riders, then this part will need to be waived by the investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-18): Client elects to waive with verified compensation factors			02/18/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824973	xxxxxx	32707119	xxxxxx	01/30/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Investor exception to allow the use of the appraisal value with a Property Listed for Sale within the last 6 months vs. the last list price.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors			01/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824973	xxxxxx	32707165	xxxxxx	01/30/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $175,000.00 is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-02-03): Later dated updated title provided	02/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824973	xxxxxx	32741759	xxxxxx	01/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx executed the Guarantor Agreement, however no credit documents were provided for this individual (i.e. credit report, application, OFAC, Fraud Report, ID).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-31): The client elects to waive.			01/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824973	xxxxxx	32742024	xxxxxx	01/30/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien for the subject property does not appear on the credit report. 12 month pay history and VOM provided. Provide a copy of the Note or Mortgage Statement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825008	xxxxxx	32296380	xxxxxx	12/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	Insurance has Unit xxxxxx and Note has xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-16): The comments are not acceptable. Please review the comments from xxxxxx The corrections did not go into effect xxxxxx as that is what date bound is. Therefore, the corrected policy is dated post close and not acceptable. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-02): Updated HOI provided, however it is dated post close. On the new and updated policy, the date bound is xxxxxx . The date bound on a hazard insurance policy is the date and time when coverage goes into effect, and is also known as the binding date. This is important because insurance will not cover any events that happened before the binding date.
																	01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825008	xxxxxx	32296381	xxxxxx	12/09/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate has Unit xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-01-02): Updated flood cert provided	01/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825008	xxxxxx	32296382	xxxxxx	12/09/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal and CU has Unit xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-01-16): Updated appraisal and CU provided	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825008	xxxxxx	32314177	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title reflects unit of xxxxxx and Note reflects xxxxxx.		Reviewer Comment (2025-01-14): Email from title for corrections Reviewer Comment (2025-01-02): The incorrect and correct title policy are dated and time stamped the exact same. It is unclear o which was provided last. Provide evidence the request to update title (i.e. email to title agent, email back from title agent, etc)	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825008	xxxxxx	32314392	xxxxxx	12/09/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	HO6 does not reflect the mortgagee + ISAOA.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-16): The comments are not acceptable. Please review the comments from 1/2 as well as this condition does not pertain to correct unit number but mortgagee + ISAOA. The corrections did not go into effect xxxxxx as that is what date bound is. Therefore, the corrected policy is dated post close and not acceptable. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-02): Updated HOI provided, however it is dated post close. On the new and updated policy, the date bound is xxxxxx . The date bound on a hazard insurance policy is the date and time when coverage goes into effect, and is also known as the binding date. This is important because insurance will not cover any events that happened before the binding date.

Reviewer Comment (2025-01-02): The HO6 provided does not have the correct unit number. Reflects unit of xxxxxx.
																	01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604870	xxxxxx	01/14/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-22): Prelim provided	01/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604874	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-23): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604879	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-02-10): Received Borrowing Certificate. Exception cleared. Reviewer Comment (2025-01-22): The UC provided is not for the borrowing Entity	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604881	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-02-10): Received Borrowing Certificate. Exception cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604917	xxxxxx	01/14/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note address xxxxxx vs. HOI address xxxxxx		Reviewer Comment (2025-01-31): An updated HOI was received. Reviewer Comment (2025-01-28): The document provided reflects the amendment took effect xxxxxx which is post-close.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604919	xxxxxx	01/14/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note address xxxxxx vs. Flood Cert address xxxxxx		Reviewer Comment (2025-01-24): Updated flood insurance provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604922	xxxxxx	01/14/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note address xxxxxx vs. Appraisal/CDA address xxxxxx		Reviewer Comment (2025-01-31): Received corrected appraisal and CDA. Reviewer Comment (2025-01-24): Received updated appraisal and CU's. Pending receipt of updated CDA.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825021	xxxxxx	32604937	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-24): Client elects to waive. Appraiser comments xxxxxx: No Damage			01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825166	xxxxxx	32433736	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx did not complete the Partial Payments section on page 4.		Reviewer Comment (2024-12-26): SitusAMC received PCCD and LOE.		12/26/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825166	xxxxxx	32433737	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77169)	The Title - Settlement / Closing / Escrow Fee was not disclosed on Initial Loan Estimate and was later disclosed on the initial Closing Disclosure as $350.00 without a valid change of circumstance.		Reviewer Comment (2025-01-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825166	xxxxxx	32433738	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77181)	The Title - Recording Service Fee was not disclosed on Initial Loan Estimate and was later disclosed on the initial Closing Disclosure as $100.00 without a valid change of circumstance.		Reviewer Comment (2025-01-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825166	xxxxxx	32433739	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7724)	The Title - Closing Protection Fee was not disclosed on Initial Loan Estimate and was later disclosed on the initial Closing Disclosure as $25.00 without a valid change of circumstance.		Reviewer Comment (2025-01-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825166	xxxxxx	32433740	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $630.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7729)	The Title - Lender's Title Insurance Fee was not disclosed on Initial Loan Estimate and was later disclosed on the initial Closing Disclosure as $630.00 without a valid change of circumstance.		Reviewer Comment (2025-01-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825166	xxxxxx	32433745	xxxxxx	12/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-14): Received UDM dated xxxxxx . Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825166	xxxxxx	32433747	xxxxxx	12/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-29): Final title policy provided	01/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825166	xxxxxx	32433755	xxxxxx	12/23/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-01-09): Updated HOI provided	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825166	xxxxxx	32437574	xxxxxx	12/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrower's name only.		Reviewer Comment (2025-01-29): Final title policy provided with borrower as only vested owner. Reviewer Comment (2025-01-22): Per investor email, in order to clear the exception, the updated title policy/final title will need to be provided with spouse removed. Reviewer Comment (2025-01-21): Investor to advise if they are accepting the parcel search and separation agreement in lieu of deed. Reviewer Comment (2025-01-09): The document provided was already in file at time of review. The deed is required.	01/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825166	xxxxxx	32437979	xxxxxx	12/23/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided. Secondary valuation from subject transaction is missing. . Sec ID: 128	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-01-15): CDA provided Reviewer Comment (2025-01-08): The document provided is an appraiasal review short form which is not acceptable per guidelines. Per guidelines, An enhanced desk review product from one of the following choices: o ARR from xxxxxx o CDA from xxxxxx o ARA from xxxxxx o CCA from xxxxxx o VRR from xxxxxx o Valreview Appraisal Review Value from xxxxxx (xxxxxx) AVM from an approved vendor dated within 90 days of the note with acceptable FSD score range and within 10% of appraised value.	01/15/2025			1	D	A	A	A	D	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825203	xxxxxx	32674644	xxxxxx	01/27/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Total Six NSF/Overdraft Transferred occurred in the the most recent 12-month period. as per guidelines zero xxxxxx occurrences in the most recent three-month time period, up to five (5) occurrences in the most recent 12-month time period are acceptable. Borrower has 6 NSF/Overdrafts in the past 12 months.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-07): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-06): LOE was provided for NSF's however an investor exception is required as it exceed the guideline requirements			03/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825203	xxxxxx	32675463	xxxxxx	01/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-03): Received Credit Report - Gap. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825203	xxxxxx	32675534	xxxxxx	01/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee was not disclosed as on the Loan Estimate, but was disclosed as $175.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $175.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-02-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		02/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825203	xxxxxx	32675571	xxxxxx	01/27/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-03): E-sign Consent Agreement received. Exception Cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825203	xxxxxx	32675593	xxxxxx	01/27/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects subject property address as xxxxxx and Note reflects xxxxxx.	Reviewer Comment (2025-02-21): Corrected appraisal provided dated xxxxxx

Reviewer Comment (2025-02-18): The document provided has an appraisal addendum with comments from xxxxxx  No such addendum exists on either appraisal provided in file. Provide the full appraisal with this addendum. Must have the updated address.

Reviewer Comment (2025-02-07): The correct and incorrect appraisal have the same completion date. If the appraiser makes updates, this would change the completion date. No indication of which was provided last. This is required. All addresses must match and we need to know which is the most recent appraisal.

Reviewer Comment (2025-02-05): The correct and incorrect appraisal have the same completion date. If the appraiser makes updates, this would change the completion date. No indication of which was provided last.
															02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825203	xxxxxx	32675607	xxxxxx	01/27/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Flood certificate reflects subject property address as xxxxxx and Note reflects xxxxxx.		Reviewer Comment (2025-02-03): Flood certificate received with updated address as per Note (xxxxxx). Exception Cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825339	xxxxxx	32243741	xxxxxx	11/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,581.44 exceeds tolerance of $5,341.44. Insufficient or no cure was provided to the borrower. (7200)	The COC states the loan program switched for eligibility purposes at a cost of $240. However, additional information is required to determine validity of the COC (why did the program change (specific to eligibility), what was it prior and what did it change to, etc)		Reviewer Comment (2024-12-05): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2024-12-03): SitusAMC received PCCD, LOE and copy of refund check. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		12/05/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825339	xxxxxx	32243742	xxxxxx	11/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The CPA letter does not specify the business being verified as well as there is no other third party documentation in file to verify ownership, start date of business, etc.	Reviewer Comment (2025-01-31): The client is accepting the Operating Agreement for proof of business existence for 2 years.

Reviewer Comment (2025-01-30): The OA is acceptable for ownership %. However, per guidelines, years in existence must be verified by The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following:
o CPA Letter, or
o Business License, or
o Bank statement from 24 or more months prior to note date reflecting activity, or
o Other reasonable evidence of business activity.

Reviewer Comment (2025-01-08): Received only one page of Operating Agreement which is an altered document. The font is not same throughout the document. Kindly provide updated operating agreement with all pages. Exception remains.

Reviewer Comment (2024-12-06): Received Operating agreement however the entered into date is blank. Also Exhibit A is missing to verify the ownership percentage. Exception remains.

Reviewer Comment (2024-12-04): Received Internet Search document which was already in file. Provide document to verify ownership and start date of business. Exception remains.
															01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325203	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final xxxxxx)			Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325204	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected Payments Schedule	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx did not contain a payment schedule. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable.	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325205	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): SitusAMC received corrected CD dated xxxxxx which is disclosed and signed by borrower on xxxxxx , Please provide LOE to borrower for corrections made on CD page #1 and page #5 to cure this exception.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325240	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.	Reviewer Comment (2025-01-10): SitusAMC received lender attestation confirming date issued.

Reviewer Comment (2025-01-08): SitusAMC received final CD dated xxxxxx . However, CD with missing issue date and blank page #5 with doc ID D0271 is signed by borrower on xxxxxx . for diligence review, we will need documentation to support and include in the file pursuant to the requirements of TILA 130 C. Accordingly, an LOE attestation, providing more detail than the current LOA, regarding the clerical/bona fide error that occurred with an explanation of how it occurred notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. 130 (c)UNINTENTIONAL VIOLATIONS; BONA FIDE ERRORS A creditor or assignee may not be held liable in any action brought under this section or section 1635 of this title for a violation of this subchapter if the creditor or assignee shows by a preponderance of evidence that the violation was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. Examples of a bona fide error include, but are not limited to, clerical, calculation, computer malfunction and programing, and printing errors, except that an error of legal judgment with respect to a person’s obligations under this subchapter is not a bona fide error.
															01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325241	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx did not disclose the Amount Financed. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325242	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx did not disclose the APR. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325243	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Broker Contact Information (Broker Name, Broker xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325244	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx did not disclose an Estimated Taxes, Insurance, and Assessments payment. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.	Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender.

Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD.  The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD.  Please provide complete final CD.

Reviewer Comment (2025-01-08): SitusAMC received corrected CD dated xxxxxx which is disclosed and signed by borrower on xxxxxx , Please provide LOE to borrower for corrections made on CD page #1 and page #5 to cure this exception.
															01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325245	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx did not disclose the Finance Charge. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325246	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan contains Negative Amortization. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325247	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325248	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Frequency	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx did not disclose the payment frequency. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325249	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx did not disclose the Principal and Interest Payment. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325250	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether property taxes are included in escrow. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325251	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx did not disclose the Total of Payments. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325252	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325253	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): SitusAMC received corrected CD dated xxxxxx which is disclosed and signed by borrower on xxxxxx , Please provide LOE to borrower for corrections made on CD page #1 and page #5 to cure this exception.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325254	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): SitusAMC received corrected CD dated xxxxxx which is disclosed and signed by borrower on xxxxxx , Please provide LOE to borrower for corrections made on CD page #1 and page #5 to cure this exception.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32325255	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Projected Payment Information	TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on xxxxxx contains a Projected Payments Table that was not completed. (Final xxxxxx)	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32353384	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Incomplete	TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable). (Final xxxxxx)	Issue date is not provided and sections are blank. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery (Proof of receipt and reopened rescission also required if transaction is rescindable and material disclosures are inaccurate)	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825386	xxxxxx	32353385	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Product Testing	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on xxxxxx did not disclose Product. (Final xxxxxx)	Issue date is not provided and sections are blank. Borrower signed at closing.		Reviewer Comment (2025-01-10): SitusAMC received xxxxxx issued CD executed on xxxxxx and attestation on other xxxxxx sequence 1 CD not issued by lender. Reviewer Comment (2025-01-08): Provided CD, while complete, is dated xxxxxx and signed on xxxxxx which would indicate a post closing CD. The final CD in file has no issue date, is incomplete and was signed by the borrower on xxxxxx , which would indicate it is the closing CD. Please provide complete final CD.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID Timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825386	xxxxxx	32353486	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Issue date is not provided and sections are blank on final CD. Borrower signed at closing.	Reviewer Comment (2025-01-10): SitusAMC received lender attestation that CD issued without issue date and incomplete was completed by title company in error. There was not change in APR.

Reviewer Comment (2025-01-08): SitusAMC received final CD dated xxxxxx . However, CD with missing issue date and blank page #5 with doc ID D0271 is signed by borrower on xxxxxx . for diligence review, we will need documentation to support and include in the file pursuant to the requirements of TILA 130 C. Accordingly, an LOE attestation, providing more detail than the current LOA, regarding the clerical/bona fide error that occurred with an explanation of how it occurred notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. 130 (c)UNINTENTIONAL VIOLATIONS; BONA FIDE ERRORS A creditor or assignee may not be held liable in any action brought under this section or section 1635 of this title for a violation of this subchapter if the creditor or assignee shows by a preponderance of evidence that the violation was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid any such error. Examples of a bona fide error include, but are not limited to, clerical, calculation, computer malfunction and programing, and printing errors, except that an error of legal judgment with respect to a person’s obligations under this subchapter is not a bona fide error.
															01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825386	xxxxxx	32361937	xxxxxx	12/12/2024	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Borrowers must be self-employed for at least two (2) years. Per the documents in file, the borrower's business started 1.48 years ago. Prior to that was a wage earner.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-16): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-18): Articles of Org provided for current business for B2 with a start date of xxxxxx which is 1.48 the business has been operating. Per the original condition, the business income used for qualifying must be open for a minimum of 2 years, which is has not.			01/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825396	xxxxxx	32434588	xxxxxx	12/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval document is missing.		Reviewer Comment (2024-12-11): Approval provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	825462	xxxxxx	32259429	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.			Reviewer Comment (2024-12-06): Final SS provided with updated disbursement date Reviewer Comment (2024-12-04): None of the documents uploaded clear this condition. The RTC has an expiration date of xxxxxx and the disbursement date on the final CD is xxxxxx . Earliest disbursement is xxxxxx . If the final CD has the incorrect disbursement date, provide the final stamped certified settlement statement to support.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825462	xxxxxx	32259450	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $218,833.63 is over disclosed by $40.00 compared to the calculated Amount Financed of $218,793.63 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $432,331.54; calculated amount financed is $432,371.54. Variance is $40.00. It appears the full management fee of $240 was not included.		Reviewer Comment (2024-12-09): SitusAMC received purpose of AMC service and primarily 4c7 services	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825462	xxxxxx	32259451	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $432,331.54 is under disclosed by $40.00 compared to the calculated Finance Charge of $432,371.54 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $432,331.54;; calculated finance charge is $432,371.54. Variance is $40.00. It appears the full management fee of $240 was not included.		Reviewer Comment (2024-12-09): SitusAMC received purpose of AMC service and primarily 4c7 services	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825462	xxxxxx	32259452	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $790.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2024-12-04): SitusAMC received LE and a valid COC.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825462	xxxxxx	32259508	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825462	xxxxxx	32295169	xxxxxx	12/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-06): Received Credit Report - Gap. Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825462	xxxxxx	32295206	xxxxxx	12/03/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		There is an appraisal delivery in file dated xxxxxx. Provide the corresponding appraisal for this delivery.		Reviewer Comment (2024-12-04): Prelim report provided	12/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825506	xxxxxx	32276643	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-13): Fraud Report provided	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825506	xxxxxx	32297668	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		Documents in file are not executed or notarized		Reviewer Comment (2024-12-13): Completed POA provided	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825506	xxxxxx	32297796	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-20): Received 1008 Loan Underwriting and Transmittal Summary. Exception cleared. Reviewer Comment (2024-12-11): 10098 or lender's approval with conditions.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825515	xxxxxx	32282396	xxxxxx	12/03/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2024-12-13): Received Credit Report. Exception Cleared.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825515	xxxxxx	32282397	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-13): Fraud Report provided	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825515	xxxxxx	32282704	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-12-13): Received Purchase Contract. Exception cleared.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825515	xxxxxx	32296748	xxxxxx	12/03/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Full xxxxxx 1004 (xxxxxx 70) with interior and exterior inspection is required per guidelines.		Reviewer Comment (2024-12-13): Received Appraisal report. Exception cleared.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825515	xxxxxx	32297795	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-20): Received 1008. Exception cleared. Reviewer Comment (2024-12-11): The 1008 or lender's approval with conditions is required.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825528	xxxxxx	32314527	xxxxxx	12/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Statement		Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-17): Client elects to waive with verified compensation factors			01/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825528	xxxxxx	32314913	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-09): DI received dated xxxxxx : No Damage	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825528	xxxxxx	32314933	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE not provided in file dated within 10 days prior to closing		Reviewer Comment (2024-12-19): VVOE provided	12/19/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825528	xxxxxx	32314934	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx Mortgage/Wages)	VVOE not provided in file dated within 10 days prior to closing		Reviewer Comment (2024-12-19): VVOE provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825528	xxxxxx	32314935	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	VVOE not provided in file dated within 10 days prior to closing		Reviewer Comment (2024-12-19): VVOE provided	12/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825528	xxxxxx	32346738	xxxxxx	12/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	VVOE not provided in file dated within 10 days prior to closing		Reviewer Comment (2024-12-19): VVOE provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825533	xxxxxx	32318429	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-15): DI received dated xxxxxx: No Damage	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825533	xxxxxx	32318612	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $72.00 exceeds tolerance of $65.00 plus 10% or $71.50. Insufficient or no cure was provided to the borrower. xxxxxx	10% fee violation due to an increase in the Recording fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $0.50, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes	Mortgagor Focused
xxxxxx	825533	xxxxxx	32318615	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $314.40 exceeds tolerance of $110.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax was last disclosed as $110.00 on the Loan Estimate, but was disclosed as $314.40 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $204.40, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes	Mortgagor Focused
xxxxxx	825537	xxxxxx	32324032	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $235.50 exceeds tolerance of $147.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $235.50 exceeds tolerance of $147.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes	Mortgagor Focused
xxxxxx	825539	xxxxxx	32327764	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing disclosure was not provided to the borrower at least 3 business days prior to closing.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825539	xxxxxx	32327765	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,331.70 may be required.	Loan estimate was not issued to the borrower.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825539	xxxxxx	32327768	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.85816% or Final Disclosure APR of 6.91900% is equal to or greater than the threshold of APOR 2.56% + 3.5%, or 6.06000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825539	xxxxxx	32327769	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Right to receive a copy of the appraisal disclosure was not provided to the borrower as it is missing in the file.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good faith redisclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825539	xxxxxx	32348748	xxxxxx	12/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy does not contain the PUD endorsement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors			01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825541	xxxxxx	32320949	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-06): DI received dated xxxxxx: No Damage	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825541	xxxxxx	32352878	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Most recent personal and business returns are not signed and dated by the borrower.		Reviewer Comment (2025-01-06): Signed and dated personal and business returns provided	01/06/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825541	xxxxxx	32352879	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (xxxxxx/S-Corp)	Most recent personal and business returns are not signed and dated by the borrower.		Reviewer Comment (2025-01-06): Signed and dated personal and business returns provided	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825541	xxxxxx	32352880	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Most recent personal and business returns are not signed and dated by the borrower.		Reviewer Comment (2025-01-06): Signed and dated personal and business returns provided	01/06/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825544	xxxxxx	32319827	xxxxxx	12/11/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 is Missing		Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825544	xxxxxx	32344307	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $420.00 exceeds tolerance of $1.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2024-12-10): Sufficient Cure Provided At Closing		12/10/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825550	xxxxxx	32312526	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-26): Received full Fraud Report. Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361126	xxxxxx	12/16/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-26): Received credit report dated xxxxxx . Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361317	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.12131% or Final Disclosure APR of 10.22100% is equal to or greater than the threshold of APOR 6.73% + 1.5%, or 8.23000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2025-03-06): Delivery provided Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. The delivery is for the prelim appraisal. Need evidence of delivery of the updated appraisal dated xxxxxx and xxxxxx . Reviewer Comment (2024-12-24): The same document was provided that was in file at time of review. The delivery is dated xxxxxx and is for the prelim appraisal dated xxxxxx . Provide evidence of delivery of the updated appraisals dated xxxxxx and xxxxxx	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361318	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Client:16185 xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.	Reviewer Comment (2025-03-06): Delivery provided

Reviewer Comment (2025-03-04): The same document was provided that was previously provided. Please review comments from xxxxxx : The same document was provided that was in file at time of review. The delivery is dated xxxxxx and is for the prelim appraisal dated xxxxxx . Provide evidence of delivery of the updated appraisals dated xxxxxx and xxxxxx

Reviewer Comment (2024-12-24): The same document was provided that was in file at time of review. The delivery is dated xxxxxx and is for the prelim appraisal dated xxxxxx . Provide evidence of delivery of the updated appraisals dated xxxxxx and xxxxxx
															03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361319	xxxxxx	12/16/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Reviewer Comment (2025-02-27): HOEPA points and fees exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.

Reviewer Comment (2024-12-20): Agree, nothing attached for this exception.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361321	xxxxxx	12/16/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Reviewer Comment (2025-02-27): HOEPA points and fees exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361322	xxxxxx	12/16/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Reviewer Comment (2025-02-27): HOEPA points and fees exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361323	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.15185% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .15185%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-02-27): SitusAMC received signed letter from borrower indicating their choice to accept refund and make loan non-high-cost, a copy of refund check and proof of mailing.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.

Reviewer Comment (2024-12-20): Agree, nothing attached for this exception.
																02/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361324	xxxxxx	12/16/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Reviewer Comment (2025-02-27): HOEPA points and fees exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.

Reviewer Comment (2024-12-20): Agree, nothing attached for this exception.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361325	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-16): The client elects to waive.			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361328	xxxxxx	12/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Indiana High-Cost Loan (Assignee Disclosure Not Provided)	Indiana High-Cost Loan: Assignee disclosure not provided to purchaser or assignee of high-cost loan.	Reviewer Comment (2025-02-28): IN high cost exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	See any available cure under the Indiana High-Cost Loan threshold exception.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361329	xxxxxx	12/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Indiana High-Cost Loan (Counseling Disclosure Not Provided)	Indiana High-Cost Loan: Borrower not provided with information to facilitate contact with a nonprofit counseling agency certified by HUD or Indiana Dept. of Commerce.	Reviewer Comment (2025-02-28): IN high cost exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	See any available cure under the Indiana High-Cost Loan threshold exception.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361330	xxxxxx	12/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) Indiana High-Cost Loan (Impermissible Financing of Points and Fees)	Indiana High-Cost Loan: Impermissible financing of points and fees on high-cost loan.	Reviewer Comment (2025-02-28): IN high cost exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	See any available cure under the Indiana High-Cost Loan threshold exception.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361331	xxxxxx	12/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Indiana High-Cost Loan (High Cost Disclosure Not on Security Instrument)	Indiana High-Cost Loan: High-cost disclosure not displayed on mortgage or deed of trust.	Reviewer Comment (2025-02-28): IN high cost exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	See any available cure under the Indiana High-Cost Loan threshold exception.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361332	xxxxxx	12/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Indiana High-Cost Loan (Points and Fees)	Indiana Home Loan Protection Act: Points and Fees on subject loan of 5.15629% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. Points and Fees total xxxxxx on an Original Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .15629%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-02-28): SitusAMC received the following: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). While the cure provisions require the adjustments and restitution to be made within 90 days, the borrower must to be notified of this action no later than 120 days.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on xxxxxx: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.
02/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within 90 days after loan closing, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). While the cure provisions require the adjustments and restitution to be made within 90 days, the borrower must to be notified of this action no later than 120 days. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361333	xxxxxx	12/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Indiana High-Cost Loan (Notice to Borrower Not Provided)	Indiana High-Cost Loan: "Notice To Borrower" not provided to borrower.	Reviewer Comment (2025-02-28): IN high cost exception cured.

Reviewer Comment (2025-02-25): The same choice letter was provided that was previously provided and not what was requested. Please review comments on 2/10: Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-02-10): Received investor approval LOE, attorney opinion, Choice letter to borrower with borrower selected choice, and copy of check. Prior to escalation for review, still pending receipt of evidence of delivery to borrower, LOE to borrower for IN violation (only choice letter in file for HOEPA), and evidence the lender has not received any notice of the failure from the borrower.

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	See any available cure under the Indiana High-Cost Loan threshold exception.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361354	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-12-23): Initial LE received with right to receive appraisal disclosure.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good faith redisclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361355	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx		Reviewer Comment (2025-03-06): SitusAMC received initial CD.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32361356	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $10,678.73 may be required.	Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $10,678.73 may be required.		Reviewer Comment (2024-12-23): SitusAMC received xxxxxx LE.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32366906	xxxxxx	12/16/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	Investor requested exception approval to have LTV at 90% with property being a xxxxxx.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-12-16): The client elects to waive.			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32367225	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.	Reviewer Comment (2025-03-06): Delivery provided

Reviewer Comment (2025-03-04): The same document was provided that was previously provided. Please review comments from xxxxxx : The same document was provided that was in file at time of review. The delivery is dated xxxxxx and is for the prelim appraisal dated xxxxxx . Provide evidence of delivery of the updated appraisals dated xxxxxx and xxxxxx

Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. The delivery is for the prelim appraisal. Need evidence of delivery of the updated appraisal dated xxxxxx and xxxxxx .
															03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32421219	xxxxxx	12/16/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided 3 Business Days Prior to Closing)	Truth in Lending Act (HOEPA): HOEPA disclosure not received by Borrower(s) at least three (3) business days prior to transaction date.	The HOEPA Disclosure has the closing date of xxxxxx		Reviewer Comment (2025-02-27): HOEPA points and fees exception cured. Reviewer Comment (2025-01-08): The same document was provided that was in file at time of review. Undiscounted rate on discount point disclosure is 9.5% which is same as Note rate. HOEPA and IN fees exceed 5%.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32474507	xxxxxx	12/23/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-consent missing from file		Reviewer Comment (2025-01-08): Received E-consent agreement. Exception cleared.	01/08/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32984298	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	xxxxxx CD indicates an APR% of 9.969%. xxxxxx indicates an APR of 10.221%. This is an increase of .252%. Any increase or decrease in APR beyond .125% requires a three day waiting period. xxxxxx was received on xxxxxx Loan closed on xxxxxx and did not allow a required wait period.		Reviewer Comment (2025-03-06): Client elects to waive. SOL 1 year expires xxxxxx			03/06/2025	3		C		C		C		C		C	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32988911	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-03-06): Client elects to waive			03/06/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825638	xxxxxx	32988912	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Client:16185 xxxxxx			Reviewer Comment (2025-03-06): Client elects to waive			03/06/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825640	xxxxxx	32377115	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-23): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825640	xxxxxx	32439048	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided	Provide evidence of when the property on xxxxxx was converted to an investment property as this is the only property for experience. Per 1003, borrower lived in this property as a primary residence up until 1 year ago. The borrower LOE reflects shortly after moving in with his mother rent free on xxxxxx, he started renting out the property. If property has not been rented for at least 1 year, the borrower will be considered a first time investor which requires the borrower to own a primary residence for 1 year.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-04): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-07): The property on xxxxxx per the borrower's LOE and property profile report xxxxxx.  If you look up the property, xxxxxx. The borrower is deemed to be a first time investor and an investor exception will be required.

Reviewer Comment (2025-01-02): Per LOX, the property located at xxxxxx that cannot be consider for years of experience. Provide the document requested on the comment dated xxxxxx . Exception remains.

Reviewer Comment (2024-12-26): Page 75 of the guidelines defines First Time Investor as First Time Investor is a borrower/guarantor not meeting the Experienced Investor definition. Borrower/guarantor must currently own a primary residence for at least one (1) year. Per LOE and Final 1003 borrower does not own current primary residence at xxxxxx. Therefore evidence of when the property on xxxxxx was converted to an investment property is required to consider borrower as Experienced Investor if the property was converted to investment property for more than 1 year. Exception remains.
																	02/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825663	xxxxxx	32315626	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject is an Asset Utilization doc type. The assets used for income are Pledged assets per the bank statement. However, the lender utilized them for income and asset qualification.		Reviewer Comment (2025-02-07): xxxxxx statement verifies pledged line balance. Deducted from income. Reviewer Comment (2025-01-22): The LOE is not acceptable. You must provide the statements for the secured lines of credit verifying with verification borrower has 100% unrestricted access to funds.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	825663	xxxxxx	32333840	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, Non-Perm Residents only allowed on 24 month Full or Alt Doc per guidelines. Asset utilization qualification per docs in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-11): This condition does not pertain to the BP cert. Per guidelines, Non-Perm Residents only allowed on 24 month Full or Alt Doc per guidelines. Asset utilization qualification per docs in file.			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	825663	xxxxxx	32333994	xxxxxx	12/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Business Purpose Cert.		Reviewer Comment (2024-12-11): BP cert provided	12/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	825735	xxxxxx	32337346	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-26): Received updated Fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825735	xxxxxx	32356057	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The subject is in a PUD; however, the DOT does not include the rider on page 2. Provide the corrected and executed DOT, executed PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2025-01-27): Received corrected DOT. Exception cleared. Reviewer Comment (2025-01-23): Received executed PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record. However, the corrected and executed DOT is missing. Exception remains.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825735	xxxxxx	32356247	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		Provide fully executed POA's for xxxxxx and xxxxxx.		Reviewer Comment (2024-12-27): Received fully executed POA. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825744	xxxxxx	32423910	xxxxxx	12/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx/Bank Statements)	Loan is a 12 month business Bank Statement loan, file contains 11 months of bank statements. File is missing the bank statement xxxxxx - xxxxxx . Borrower provided an LOE stating that the business was closed in the month of xxxxxx as a result of industry practice and inventory. Please provide the xxxxxx xxxxxx statement.		Reviewer Comment (2024-12-25): 8.2024 bank statement provided	12/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825744	xxxxxx	32423938	xxxxxx	12/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan is a 12 month business Bank Statement loan, file contains 11 months of bank statements. File is missing the bank statement xxxxxx - xxxxxx . Borrower provided an LOE stating that the business was closed in the month of xxxxxx as a result of industry practice and inventory. Please provide the xxxxxx xxxxxx statement.		Reviewer Comment (2024-12-25): 8.2024 bank statement provided	12/25/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825744	xxxxxx	32423939	xxxxxx	12/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Loan is a 12 month business Bank Statement loan, file contains 11 months of bank statements. File is missing the bank statement xxxxxx - xxxxxx . Borrower provided an LOE stating that the business was closed in the month of xxxxxx as a result of industry practice and inventory. Please provide the xxxxxx xxxxxx statement.		Reviewer Comment (2024-12-25): 8.2024 bank statement provided	12/25/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825744	xxxxxx	32423943	xxxxxx	12/20/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-24): Client elects to waive			12/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825744	xxxxxx	32423988	xxxxxx	12/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan is a 12 month business Bank Statement loan, file contains 11 months of bank statements. File is missing the bank statement xxxxxx - xxxxxx . Borrower provided an LOE stating that the business was closed in the month of xxxxxx as a result of industry practice and inventory. Please provide the xxxxxx xxxxxx statement.		Reviewer Comment (2024-12-25): 8.2024 bank statement provided	12/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825750	xxxxxx	32458091	xxxxxx	12/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-12-31): Received Credit Report - Gap. Exception cleared.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825750	xxxxxx	32458114	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-25): Client elects to waive			12/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825750	xxxxxx	32458121	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-25): Client elects to waive			12/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825750	xxxxxx	32487932	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-31): Received Fraud and OFAC search run on Settlement Agent. Exception cleared.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825822	xxxxxx	32483320	xxxxxx	01/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $705,196.33 is over disclosed by $125.00 compared to the calculated Amount Financed of $705,071.33 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $705,196.33; calculated amount financed is $705,071.33. Variance is $125.00 AMC fee.		Reviewer Comment (2025-01-10): Cure at closing and prior to reporting.		01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825822	xxxxxx	32483321	xxxxxx	01/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,260,342.18 is under disclosed by $125.00 compared to the calculated Finance Charge of $1,260,467.18 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $1,260,343.18; calculated finance charge is $1,260,467.18. Variance is $125.00 AMC fee.		Reviewer Comment (2025-01-10): Cure at closing and prior to reporting.		01/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825935	xxxxxx	32419556	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The investor exception in file for xxxxxx on primary residence filed xxxxxx , released xxxxxx .	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-19): Client elects waive with verified compensation factors			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825935	xxxxxx	32419579	xxxxxx	12/19/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Received email confirmation from Hazard Insurance company there is no mortgagee clause. However, the document is not acceptable. Provide the document to verify property is free and clear via a property profile report or title lien search for property.		Reviewer Comment (2024-12-24): Received property profile report. Exception cleared.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825935	xxxxxx	32419582	xxxxxx	12/19/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide Mortgage Statement, if taxes and insurance are not escrowed then required documents of taxes and insurance. If there is an HOA on the property, then require evidence for the same.		Reviewer Comment (2024-12-24): Received credit report which was already in file. Provide Mortgage Statement, if taxes and insurance are not escrowed then required documents of taxes and insurance. If there is an HOA on the property, then require evidence for the same. Exception remains.	12/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825935	xxxxxx	32419621	xxxxxx	12/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Current/active license or certification for the preparer:	Guidelines requires Current/active license or certification for the preparer. Provide State CPA license number as verified by license or screenshot from state licensing authority or IRS Enrolled Agent (EA) certification from IRS (e.g., screenshot of IRS web site) or CTEC certification from California (e.g., screenshot of CTEC web site) or State Attorney license number as verified by license or screenshot from state licensing authority. The license in file is for the Company.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-14): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-24): Received the same CPA Business License of the company which was already in the file. Provide current/active license or certification for the preparer. Exception remains.			02/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825935	xxxxxx	32419658	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx.		Reviewer Comment (2024-12-30): Received updated Mortgage Participant List, fraud and OFAC ran on the seller. Exception cleared. Reviewer Comment (2024-12-24): On purchase agreement (Page 16 of 17) xxxxxx signed as the seller. Therefore, provide the Fraud and OFAC searches on Seller, xxxxxx. Exception remains.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825935	xxxxxx	32419709	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $185.00 exceeds tolerance of $150.00 plus 10% or $165.00. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $150.00 on the initial Loan Estimate to $185.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-01-15): SitusAMC received corrected PCCD and LOE. Reviewer Comment (2025-01-13): SitusAMC received rebuttal stating recording fee were reduced. We would require True and certified Final SS in order to verify the recording fee has been reduced in order to clear the exception. Reviewer Comment (2024-12-30): SItusAMC received PCCD with cure of $302.89 but missing copy of refund check, proof of mailing and letter of explanation. Please provide missing cure docs to cure this exception.		01/15/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825935	xxxxxx	32450570	xxxxxx	12/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Additional information is required to determine if COC is valid. COC only states upon further review, appraisal review fee required. Fee added.		Reviewer Comment (2025-01-13): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-12-30): SItusAMC received PCCD with cure of $302.89 but missing copy of refund check, proof of mailing and letter of explanation. Please provide missing cure docs to cure this exception.		01/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825935	xxxxxx	32625072	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75104)			Reviewer Comment (2025-01-13): Sufficient Cure Provided within 60 Days of Closing		01/13/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825943	xxxxxx	32347359	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided			Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-16): A verbal agreement is not acceptable. A written purchase contract is required to ensure all terms are clearly defined and legally enforceable. Exception remains. Reviewer Comment (2024-12-19): Received Escrow Instructions. However, condition is raised for Purchase Agreement / Sales Contract. Exception remains.			02/03/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826039	xxxxxx	32689686	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.09574% or Final Disclosure APR of 10.15900% is equal to or greater than the threshold of APOR 6.89% + 1.5%, or 8.39000%. Non-Compliant Higher Priced Mortgage Loan.	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-02-03): Delivery provided	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826039	xxxxxx	32689687	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-02-03): Delivery provided	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826039	xxxxxx	32689690	xxxxxx	01/28/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2025-02-06): Client elects to waive			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826039	xxxxxx	32689691	xxxxxx	01/28/2025	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 10.09574% or Final Disclosure APR of 10.15900% is equal to or greater than the threshold of APOR 6.89% + 1.5%, or 8.39000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2025-02-06): Client elects to waive			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826039	xxxxxx	32723907	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	The COC in file does not give a valid reason for this fee addition.		Reviewer Comment (2025-02-13): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2025-02-05): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added as provided reason on COC is not valid. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		02/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826039	xxxxxx	32723908	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75208)	The COC in file does not give a valid reason for this fee addition.		Reviewer Comment (2025-02-13): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2025-02-05): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added as provided reason on COC is not valid. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		02/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826039	xxxxxx	32723909	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee. Fee Amount of $42.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7525)	The COC in file does not give a valid reason for this fee addition.		Reviewer Comment (2025-02-13): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2025-02-05): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added as provided reason on COC is not valid. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		02/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826039	xxxxxx	32723910	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $5.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7579)	The COC in file does not give a valid reason for this fee addition.		Reviewer Comment (2025-02-13): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2025-02-05): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added as provided reason on COC is not valid. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		02/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826039	xxxxxx	32723911	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580)	The COC in file does not give a valid reason for this fee addition.		Reviewer Comment (2025-02-13): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2025-02-05): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added as provided reason on COC is not valid. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		02/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826045	xxxxxx	32361107	xxxxxx	12/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-01-03): Received Business Purpose Certificate. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826045	xxxxxx	32361109	xxxxxx	12/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-03): Received Business Purpose Certificate. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826045	xxxxxx	32361194	xxxxxx	12/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject. Payoff, credit supplement, & copy of the mortgage statement were provided. Provide VOM.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826110	xxxxxx	32585789	xxxxxx	01/13/2025	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable xxxxxx title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			Reviewer Comment (2025-01-09): Client elects to waive			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585791	xxxxxx	01/13/2025	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Reviewer Comment (2025-02-07): Signed disclosure, LOE to borrower and evidence of delivery of to borrower provided

Reviewer Comment (2025-02-06): The tracking on the label only reflects created. Must reflect at minimum in transit.

Reviewer Comment (2025-01-31): The LOE was received missing evidence of delivery.

Reviewer Comment (2025-01-24): The same document was provided with the date changed. The disclosure cannot be backdated by the lender. Provide the LOE to borrower and evidence of delivery to the borrower of the signed and dated disclosure by the lender.

Reviewer Comment (2025-01-16): Received disclosure signed by the lender however it is signed and dated post close. Cure: To Remediate: The lender or holder may  Deliver to the borrower the required disclosure documents, (AFMV signed by the lender). Provide the LOE and evidence of delivery to the borrower.
																02/07/2025		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585793	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are overdisclosed. (Final xxxxxx)	The loan does not have an escrow account. Page 4 of the closing disclosure was incorrectly completed.		Reviewer Comment (2025-01-30): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-24): SitusAMC received Corrected CD issued xxxxxx. Missing copy of LOE to borrower which accompanied the cure to finalize. Reviewer Comment (2025-01-17): Non-escrowed amounts are disclosed in the wrong section on page 4. Please provide PCCD, LOE and proof of mailing to complete cure.		01/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585794	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The loan does not have an escrow account. Page 4 of the closing disclosure was incorrectly completed.		Reviewer Comment (2025-01-30): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-24): SitusAMC received Corrected CD issued xxxxxx. Missing copy of LOE to borrower which accompanied the cure to finalize.		01/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585795	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $775.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing		01/07/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585799	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose the Monthly Escrow Payment. (Final xxxxxx)	The Escrow Account information is incorrectly captured on the provided Final Closing Disclosure. Provide updated closing disclosure to reflect the correct information.		Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing		01/07/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585800	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The loan does not have an escrow account. Page 4 of the closing disclosure was incorrectly completed.		Reviewer Comment (2025-01-30): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-24): SitusAMC received Corrected CD issued xxxxxx. Missing copy of LOE to borrower which accompanied the cure to finalize.		01/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585801	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The loan does not have an escrow account. Page 4 of the closing disclosure was incorrectly completed.		Reviewer Comment (2025-01-30): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-24): SitusAMC received Corrected CD issued xxxxxx. Missing copy of LOE to borrower which accompanied the cure to finalize.		01/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585818	xxxxxx	01/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-24): Received Credit Report - Gap. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826110	xxxxxx	32585835	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide the full fraud report. Must contain all participants.		Reviewer Comment (2025-02-05): Received full fraud report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared. Reviewer Comment (2025-01-24): Received Summary of Findings. Provide the full fraud report. Also Fraud and OFAC search is not run on settlement agent. Exception remains.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826113	xxxxxx	32718477	xxxxxx	01/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-03): Received Credit Report dated xxxxxx . Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464580	xxxxxx	12/26/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2024-12-25): Client elects to waive			12/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464581	xxxxxx	12/26/2024	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 11.68172% or Final Disclosure APR of 11.94100% is equal to or greater than the threshold of APOR 6.83% + 3.5%, or 10.33000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2024-12-25): Client elects to waive			12/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464582	xxxxxx	12/26/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.			Reviewer Comment (2024-12-25): Client elects to waive			12/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464584	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2025-01-06): SitusAMC Received Corrected PCCD and LOE.		01/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464585	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.			Reviewer Comment (2024-12-30): NORTC Forms were provided.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464586	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The Final Closing Disclosure's page 1 of Estimated Taxes, Insurance and Assessments and page 4 of Escrow Account is incomplete.		Reviewer Comment (2025-01-06): SitusSAMC Received Corrected PCCD and LOE.		01/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464587	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The Final Closing Disclosure's page 1 of Estimated Taxes, Insurance and Assessments and page 4 of Escrow Account is incomplete.		Reviewer Comment (2025-01-06): SitusSAMC Received Corrected PCCD and LOE.		01/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464588	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	On page 4 the reason an escrow account was not established was not selected.		Reviewer Comment (2025-01-06): SitusSAMC Received Corrected PCCD and LOE.		01/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464589	xxxxxx	12/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		As per the Appraisal Delivery Confirmation, an appraisal was sent to borrower on xxxxxx . Provide the corresponding appraisal that was sent to the borrower.		Reviewer Comment (2024-12-30): The original appraisal was provided.	12/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826118	xxxxxx	32464590	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-01-15): Received Senior Lien Note. Exception cleared.	01/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826118	xxxxxx	32515401	xxxxxx	12/30/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The NORTC was signed on xxxxxx and the expiration date is xxxxxx .	Reviewer Comment (2025-01-10): Received new and executed RTC forms re-opening rescission (signature evidences delivery) and LOE to borrower.

Reviewer Comment (2025-01-08): LOE provided. However, please review comments from xxxxxx Condition cannot be cured until after rescission period ends which is xxxxxx at midnight. Re-queue condition for clearing on xxxxxx

Reviewer Comment (2025-01-06): Received new and executed RTC forms re-opening rescission (signature evidences delivery). LOE to borrower not provided which is part of the cure provisions. Further, new RTC forms expires xxxxxx . The condition cannot be cured until that time and until LOE is received.

Reviewer Comment (2025-01-03): The same RTC form was provided with the expiration crossed off and changed with the borrower initialing the change which is not acceptable. Provide evidence this was the last RTC provided to the borrower otherwise rescission will need to be re-opened.
																01/10/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826192	xxxxxx	32584116	xxxxxx	01/10/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 8.64568% or Final Disclosure APR of 8.68700% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Compliant Higher Priced Loan.			Reviewer Comment (2025-01-08): Client elects to waive			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826192	xxxxxx	32584143	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx, is missing.		Reviewer Comment (2025-01-16): Received Fraud and OFAC search run on The Seller, xxxxxx. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826192	xxxxxx	32584163	xxxxxx	01/10/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003: Current address does not reflect if primary housing is - No primary housing expense / Own / Rent.		Reviewer Comment (2025-01-16): Received corrected 1003. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826192	xxxxxx	32585755	xxxxxx	01/10/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 677 is less than Guideline representative FICO score of 680.	Investor exception in file credit score of 677 does not meet the guideline minimum of 680 (P&L only)	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-08): Client elects to waive with verified compensation factors			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826192	xxxxxx	32598669	xxxxxx	01/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	C xxxxxx /Tax Attorney must attest they have completed or filed the borrower’s most recent business tax return. The EA states they have reviewed work papers and bank statements provided by the owner. If the CPA, EA, CTEC, or Tax Attorney has not completed or filed the borrower’s most recent business tax return, the following must be provided: Two (2) months business bank statements for the most recent two (2) months reflected on the P&L statement. Deposits must support 80% of the monthly average sales/revenue reported on the P&L. If most recent 2 months business bank statements do not support 80% of the monthly average sales/revenue, continuous bank statements may be added to the analysis until the tolerance is met.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-17): 1. Received CPA letter reflects they have reviewed the working papers provided by the owner. However C xxxxxx /Tax Attorney must attest they have completed or filed the borrower’s most recent business tax return. 2. Received Personal Bank Statement, however Two (2) months business bank statements are required. Exception remains.			01/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826260	xxxxxx	32732749	xxxxxx	02/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. DI received dated xxxxxx: No Damage			02/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826260	xxxxxx	32732914	xxxxxx	02/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. COC reflects fee was disclosed on xxxxxx however, FEMA declared disaster on xxxxxx.	Reviewer Comment (2025-03-06): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-02-25): SitusAMC received rebuttal and attestation, however for proof of mailing we require USPS tracking details or borrower attestation that received refund & amount received.  Please provide same to cure the exception.

Reviewer Comment (2025-02-20): SitusAMC received LOE to borrower, Corrected CD and Copy of Refund Check. Missing USPS tracking ID for tracking the package proof of mailing is required to cure.

Reviewer Comment (2025-02-09): SitusAMC received rebuttal comment. However, the fees were added on PCCD dated xxxxxx and COC is not valid for adding fees after closing. Cure will be required.
																03/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826268	xxxxxx	32657150	xxxxxx	01/23/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $18,391.02.	As per final 1003, an EMD in the amount of $51,000 was considered for the qualification of this loan but this could not updated as the supporting documents are missing. Provide additional assets to cover the reserve requirement or provide supporting documents to verify the EMD.		Reviewer Comment (2025-02-03): Cancelled check provided from xxxxxx reflecting EMD	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826268	xxxxxx	32657240	xxxxxx	01/23/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $201,711.76 is less than Cash From Borrower $220,680.52.	As per final 1003, an EMD in the amount of $51,000 was considered for the qualification of this loan but this could not updated as the supporting documents are missing. Provide additional assets to meet the closing cost requirement or provide supporting documents to verify the EMD.		Reviewer Comment (2025-02-03): Cancelled check provided from xxxxxx reflecting EMD	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826297	xxxxxx	32722462	xxxxxx	02/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		First-time homebuyer to purchase 2nd home.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-31): The client elects to waive.			01/31/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826297	xxxxxx	32723872	xxxxxx	02/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-05): UDM report provided	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826297	xxxxxx	32724834	xxxxxx	02/03/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-02-04): Received the corresponding appraisal report dated xxxxxx . Exception cleared.	02/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826297	xxxxxx	32725494	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,794.82 exceeds tolerance of $3,059.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as $3,059.00 on the Loan Estimate, but was disclosed as $3,794.82 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $735.82, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-02-10): SitusAMC received LOE and COC suffice. Reviewer Comment (2025-02-05): SitusAMC received rebuttal comment. However, we also required attestation letter for the same in order to re-baseline this exception.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826297	xxxxxx	32725495	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis Fee was last disclosed as $150.00 on the Loan Estimate, but was disclosed as $165.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $15.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-02-05): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826297	xxxxxx	32725527	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TILA	TILA xxxxxxR - Originator Company xxxxxx information on documents does not match xxxxxx website	Truth in Lending Act (xxxxxxR Dodd- Frank 2014): Loan Originator Organization xxxxxx information on loan documents does not match xxxxxx.	Reviewer Comment (2025-02-14): Received attestation letter from xxxxxx that the organization and employees are exempt from xxxxxx licensing.

Reviewer Comment (2025-02-05): The exact same document was provided that was previously provided. Please review the comments from xxxxxx It is understood they are saying they supposedly are exempt which will be sent up for review, however prior to sending it up for review, this does not address if they do not have a license number why a license number is listed on all legal documents. The LO license number reflected is for a different individual in the xxxxxx and the LO company license number listed does not exist. The Lender cannot just list invalid information on legal documents if it does not exist. Provide the lender attestation as to what those numbers are listed as the xxxxxx on all legal documents are prior to escalation for review.

Reviewer Comment (2025-02-04): The LOE alone is not sufficient. All legal documents reflect an xxxxxx number for both the LO and LO company. The LO xxxxxx number is tied to another individual in the xxxxxx system that is not listed on the loan documents and the LO company xxxxxx number is not listed at all. What are these numbers if the LO and LO company is stating they are exempt from these requirements? Once an attestation is received on these numbers listed on the legal documents, this can be escalated for review.
															02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826297	xxxxxx	32725528	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TILA	TILA xxxxxxR - Individual Originator xxxxxx information on documents does not match xxxxxx website	Truth in Lending Act (xxxxxxR Dodd- Frank 2014): Individual Loan Originator xxxxxxR information on loan documents does not match xxxxxxR.	Reviewer Comment (2025-02-14): Received attestation letter from North Carolina’s Office of Commissioner of Banks that the organization and employees are exempt from xxxxxx licensing.

Reviewer Comment (2025-02-05): The exact same document was provided that was previously provided. Please review the comments from xxxxxx It is understood they are saying they supposedly are exempt which will be sent up for review, however prior to sending it up for review, this does not address if they do not have a license number why a license number is listed on all legal documents. The LO license number reflected is for a different individual in the xxxxxx and the LO company license number listed does not exist. The Lender cannot just list invalid information on legal documents if it does not exist. Provide the lender attestation as to what those numbers are listed as the xxxxxx on all legal documents are prior to escalation for review.

Reviewer Comment (2025-02-04): The LOE alone is not sufficient. All legal documents reflect an xxxxxx number for both the LO and LO company. The LO xxxxxx number is tied to another individual in the xxxxxx system that is not listed on the loan documents and the LO company xxxxxx number is not listed at all. What are these numbers if the LO and LO company is stating they are exempt from these requirements? Once an attestation is received on these numbers listed on the legal documents, this can be escalated for review.
															02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826297	xxxxxx	32752802	xxxxxx	02/03/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-31): The client elects to waive.			01/31/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826302	xxxxxx	32482698	xxxxxx	01/02/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-12-31): The client elects to waive.			12/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826369	xxxxxx	32669387	xxxxxx	01/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.90 is less than Guideline PITIA months reserves of 6.00.	Foreign accounts that do not have US branches/FDIC insured can only be used for reserves. Invoice in file for appraisal fee paid outside of closing does not reflect paid.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-22): Cash toc lose is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031. Per the original condition, Foreign accounts that do not have US branches/FDIC insured can only be used for reserves. Invoice in file for appraisal fee paid outside of closing does not reflect paid.			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826610	xxxxxx	32443016	xxxxxx	12/23/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-23): Client elects to waive			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826691	xxxxxx	32431725	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Mortgage Broker Company xxxxxx, xxxxxx, is not shown on the Note or Security Instrument.		Reviewer Comment (2024-12-27): The corrected Note and DOT were provided with a letter of intent to re-record. Reviewer Comment (2024-12-20): The Broker Info should also be listed on the Note and DOT and 1003 if a brokered loan. Provide the corrected documents or investor can elect to waive with verified compensation factors.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826760	xxxxxx	32607605	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Evidence of earlier receipt not provided	Reviewer Comment (2025-01-28): SitusAMC received initial 1003 dated xxxxxx with all 6 pieces of information.

Reviewer Comment (2025-01-23): SitusAMC received disclosure tracking summary indicates that LE application date on xxxxxx and initial LE sent on xxxxxx . but we don’t have an application dated and signed by the Mortgage Broker Loan officer dated xxxxxx . Moreover, the initial application in the images does not include the property address instead of reflects TBD. Please provide copy of initial application for testing. Along with required supporting documentation of timeline for When the borrower provides all six pieces of information, the application is considered viable, and the 3-day count down starts.
															01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826760	xxxxxx	32607608	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Settlement Service Provider is missing in the file.		Reviewer Comment (2025-01-31): SitusAMC received SSPL.	01/31/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826760	xxxxxx	32607609	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,158.50 exceeds tolerance of $2,684.00 plus 10% or $2,952.40. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $5,158.50 exceeds tolerance of $2,684.00 plus 10% or $2,952.40. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-31): SitusAMC received SSPL. Upon further review consumer within 10% tolerance requirements. Reviewer Comment (2025-01-28): SitusAMC received final CD which is already in file. The file does not contain a Settlement Service Providers List. The SSPL is necessary to determine the tolerance and whether the borrower shopped for services.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826760	xxxxxx	32626882	xxxxxx	01/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-23): Received UDM. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826760	xxxxxx	32639833	xxxxxx	01/15/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOR for the borrower's primary residence.		Reviewer Comment (2025-01-23): Received VOR for the borrower's primary residence. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826760	xxxxxx	32639940	xxxxxx	01/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Card Statement not provided		Provide the payoff statements for the credit debt paid through closing as all balances paid were less than what was reflected on the credit report (installment monthly payments on 2 of the 3 debts are >5% of the borrowers qualifying income).		Reviewer Comment (2025-01-23): Received Mortgage Loan Payoff Statement. Exception cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826766	xxxxxx	32642160	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-19): Client elects to waive			01/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826766	xxxxxx	32642163	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-01-23): SitusAMC Received CD dated xxxxxx .	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826766	xxxxxx	32642164	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. DI receive dated xxxxxx: No Damage			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826766	xxxxxx	32642169	xxxxxx	01/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-24): Received Title Final. Exception cleared.	01/24/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826766	xxxxxx	32642170	xxxxxx	01/21/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-24): Received Title Final. Exception cleared.	01/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826766	xxxxxx	32692150	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	SitusAMC received xxxxxx CD without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is xxxxxx . Consummation date is xxxxxx . xxxxxx is day 1, xxxxxx is day 2. Please provide documentation if the CD was received xxxxxx (day 3) or earlier for review.		Reviewer Comment (2025-01-27): SitusAMC received disclosure Tracking for CD dated xxxxxx received to consumer 3 business days prior to the consummation.	01/27/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826773	xxxxxx	32512301	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-01-09): Wire Ticket provided	01/09/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826773	xxxxxx	32512356	xxxxxx	01/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. The appraisal in file has a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2025-01-23): Prelim appraisal provided Reviewer Comment (2025-01-22): The condition cannot be waived. Please review the CDA. Under appraisal reviewed, it reflects a report with a completion date of xxxxxx was reviewed. All appraisals must be provided for review, which includes any appraisals prior to any updates being requested. Reviewer Comment (2025-01-14): The appraisal attached was the same one in file at time of review with a completion date of xxxxxx Provide the appraisal with a completion date of xxxxxx.	01/23/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826773	xxxxxx	32512363	xxxxxx	01/07/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-01-10): Received OFAC SDN Name screening for all transaction participants. Exception cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826773	xxxxxx	32539940	xxxxxx	01/07/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City: xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-23): Lender would like to waive. Assigned to investor.			01/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826773	xxxxxx	32539941	xxxxxx	01/07/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City: xxxxxx		Reviewer Comment (2025-01-09): Updated flood cert provided	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826773	xxxxxx	32550861	xxxxxx	01/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. The most recent title dated xxxxxx reflects a lien from the original property Seller.		Reviewer Comment (2025-01-28): LOE from agent and initial purchase statement verifying lien was paid off at purchase of property by the borrower from the seller.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826773	xxxxxx	32550903	xxxxxx	01/07/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects Owner Occupied and transaction type as Purchase. It appears the original appraisal from the original purchase was used for this transaction for delayed financing which guidelines do not state is allowed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-28): This is not a purchase transaction. The current transaction is a C/O refinance. The closing statement provided is from the initial purchase of the property back on xxxxxx 24. The appraisal reflects it is an owner occupied purchase. Loan is a C/O refinance. The xxxxxx guidelines do not state a previous appraisal from a different transaction can be utilized.

Reviewer Comment (2025-01-27): It is understood xxxxxx loans are NOO, however that has no bearing on any document errors, guideline restrictions, etc. The appraisal reflects purchase and OO on a refinance investment transaction.

Reviewer Comment (2025-01-24): The guidelines also do not state appraisals from previous transactions can be utilize when it reflects purchase and OO on a DSCR investment refinance nor do they reference delayed financing. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-22): The condition cannot be cleared. The guidelines do not state appraisals from previous transactions can be utilized.
																	01/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826816	xxxxxx	32521032	xxxxxx	01/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2025-02-10): SitusAMC received lender attestation and supporting disclosure summary on correct issue date on PCCD at xxxxxx

Reviewer Comment (2025-02-06): Please provide systemic tracking for the CD dated xxxxxx , but issues on xxxxxx to retest CD.

Reviewer Comment (2025-02-04): SitusAMC received rebuttal that xxxxxx CD with "negative" cash to close on page 1 was a PCCD issued with an incorrect date, SitusAMC would require a written executed lender attestation confirming the error and what measures in place to prevent issue from happening and attesting to the actual issue date.  Disclosure summary tracking that can support this should also be provided.  Upon receipt, CD can then be retested.

Reviewer Comment (2025-01-29): SitusAMC did not receive a post close CD.  However, a PCCD would not cure or correct this issue.  As previously noted, there is a xxxxxx CD (see Doc ID 310) which reflects a 7.346% APR.  The Final CD also issued xxxxxx and is wet signed xxxxxx has APR of 7.528% which changed over .125% and timing was not met for a 3 business day waiting period.

Reviewer Comment (2025-01-24): Two xxxxxx CDs were included in the loan file and must be tested. Final CD shows an APR of 7.528%.  The initial xxxxxx CD shows an APR of 7.346%.  Final CD is signed and receipt date is xxxxxx Initial xxxxxx CD is not signed.  The change in the APR is an increase of .182% which is beyond the .125% tolerance. Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.) Attestation should be in a separate document that can be included in the loan file.
															02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826816	xxxxxx	32521040	xxxxxx	01/07/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The initial Notice of Special Flood Hazards was not provided within a reasonable time prior to closing.		Reviewer Comment (2025-01-23): Client elects to waive			01/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826816	xxxxxx	32521101	xxxxxx	01/07/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $304,100.00 is less than Cash From Borrower $304,185.72.	Documented qualifying Assets for Closing of $304,100.00 is less than Cash From Borrower $304,185.72. Please provide additional asset to qualify.		Reviewer Comment (2025-01-29): PC-CD and Final Closing Statement provided with a reduction in cash to close. Borrower has sufficient funds to close. Reviewer Comment (2025-01-23): There isn't a post close CD in file. There are two CD's with an issue date of xxxxxx which is the closing date. Provide the post-close CD if the fee/cash to close were reduced.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826833	xxxxxx	32585471	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-15): Received updated Fraud Report. Fraud and OFAC ran on all parties to the transaction. Exception cleared.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826833	xxxxxx	32585540	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.87984% or Final Disclosure APR of 10.88000% is equal to or greater than the threshold of APOR 6.69% + 3.5%, or 10.19000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2025-01-14): Delivery provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826833	xxxxxx	32585541	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-14): Delivery provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826833	xxxxxx	32585584	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason for not having an escrow account is not listed on the Closing Disclosure dated xxxxxx .		Reviewer Comment (2025-01-28): SitusAMC received corrected PCCD and LOE Reviewer Comment (2025-01-22): SitusAMC Received CD dated xxxxxx along with LOE for incorrect date on PCCD. Provided LOE is not acceptable as files does not contain any CD with issue dated xxxxxx . Provide Corrected PCCD with issued date after closing. Reviewer Comment (2025-01-16): SitusAMC received CD and LOX. However, we would require correction to be made on Post CD. Kindly provide Post CD to be updated with will not have an escrow account box on page 4.		01/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826833	xxxxxx	32585612	xxxxxx	01/10/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-14): E-Consent provided	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826833	xxxxxx	32585661	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide 1008 with UW name or approval with conditions.		Reviewer Comment (2025-01-13): Approval provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826876	xxxxxx	32451920	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-23): Client elects to waive			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826876	xxxxxx	32451928	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-03): Received PDI document. Exception cleared.	01/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826876	xxxxxx	32451944	xxxxxx	12/24/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal from prior transaction was in file. Secondary valuation from subject transaction is missing. Sec ID: 49	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-12-26): A UCDP Submission Summary with a CU score of 1 was in the file	12/26/2024			1	D	A	A	A	N/A	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826878	xxxxxx	32447482	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-27): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826899	xxxxxx	32801185	xxxxxx	02/11/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-14): FTP provided	02/14/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826899	xxxxxx	32801208	xxxxxx	02/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Report reflects City as xxxxxx VS Note reflects xxxxxx. Provide the email also requesting update if update title is dated/time stamped the same.		Reviewer Comment (2025-02-14): FTP provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826899	xxxxxx	32801211	xxxxxx	02/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx and the file contains appraisal with completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-14): Prelim appraisal provided	02/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826899	xxxxxx	32801267	xxxxxx	02/11/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-02-07): Client elects to waive			02/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826899	xxxxxx	32801269	xxxxxx	02/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-02-17): SitusAMC Received Earliest E-Consent.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	826945	xxxxxx	32684722	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-30): Received OFAC search run on settlement agent, xxxxxx. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826945	xxxxxx	32685103	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - Ok to use 1007 from the 1st appraisal even though rents are higher and lease rent is not within 120% of estimated rents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826945	xxxxxx	32714478	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the fraud report, borrower has no ownership in the primary residence.		Reviewer Comment (2025-01-30): Received corrected 1003. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826945	xxxxxx	32714539	xxxxxx	01/28/2025	Credit	Asset	Asset Eligibility	Asset	Borrower has gift funds which are ineligible per guidelines.	Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: xxxx	Non-Perm residents are not allowed to use gift funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826973	xxxxxx	32737158	xxxxxx	02/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The DTI is slightly exceeded using the correct Qualification method of Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period.		Reviewer Comment (2025-02-10): Loan has been designated as Non-QM so this exception is no longer valid’ Reviewer Comment (2025-02-06): The income calculations will need to be requested by the investor as screen shots cannot be sent through the portal. Further, the guidelines state for variable income, a 2 year average is used for qualifying which was utilized at time of review.	02/10/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826973	xxxxxx	32737173	xxxxxx	02/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-06): Client elects to waive. PDI received dated xxxxxx: No Damage			02/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826973	xxxxxx	32737551	xxxxxx	02/04/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $1,739.23.	Reviewer Comment (2025-02-14): POCB fees paid provided

Reviewer Comment (2025-02-14): Yes, that is correct. The total of what the borrower needed to bring or pay through or prior to closing is included in the overall cash to close total. Also, please review your PC-CD which shows both the appraisal fee and property taxes paid outside of closing. Further, the closing statement also reflects the appraisal fee paid outside of closing.

Reviewer Comment (2025-02-12): Comments are not acceptable. The POCBs are included in the overall costs the borrower needed for the transaction, whether they were paid outside of closing or through closing. If they were paid outside of closing, this would need to be proven.

Reviewer Comment (2025-02-06): POCB fees are still counted against the borrower as fees paid. Per the PC-CD the borrower had $850 Appraisal and $3,590.17 for property taxes. $2,700 - $850 - $3,590.17=$1,740.17 cash from borrower.

Reviewer Comment (2025-02-06): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower $5,680.91.
															02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826973	xxxxxx	32741260	xxxxxx	02/04/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.51682% exceeds Guideline total debt ratio of 50.00000%.	The DTI is slightly exceeded using the correct Qualification method of Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-06): The income calculations will need to be requested by the investor as screen shots cannot be sent through the portal. Further, the guidelines state for variable income, a 2 year average is used for qualifying which was utilized at time of review.			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826973	xxxxxx	32741280	xxxxxx	02/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI is slightly exceeded using the correct Qualification method of Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period.		Reviewer Comment (2025-02-10): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2025-02-06): The income calculations will need to be requested by the investor as screen shots cannot be sent through the portal. Further, the guidelines state for variable income, a 2 year average is used for qualifying which was utilized at time of review.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826973	xxxxxx	32741281	xxxxxx	02/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.51682% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI is slightly exceeded using the correct Qualification method of Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-06): The income calculations will need to be requested by the investor as screen shots cannot be sent through the portal. Further, the guidelines state for variable income, a 2 year average is used for qualifying which was utilized at time of review.			03/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826973	xxxxxx	32772574	xxxxxx	02/04/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		The borrower cannot be employed by family members or relatives. The WVOE was completed by a person with the same last name. An LOE was not provided if there was any relation.		Reviewer Comment (2025-02-07): Received QC Certificate verifying that there is not family relationship between the borrower and the verifier. Exception cleared. Reviewer Comment (2025-02-06): VVOE in file however unable to verify if there was any relation with the borrower. Provide Credit Letter of Explanation (LOE). Exception remains.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826974	xxxxxx	32578117	xxxxxx	01/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception provided for overdraft fees on this bank statement loan - 6 in the past 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-09): Client elects to waive with verified compensation factors			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826974	xxxxxx	32578734	xxxxxx	01/10/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Undiscounted rate and undiscounted price via the xxxxxx already taken into account and tested. Fees exceed 5%.	Reviewer Comment (2025-02-28): High Cost fee overage cured.

Reviewer Comment (2025-02-17): The letter does not give the borrower a choice of a refund or to keep the loan high cost and all the borrower's letter back states is the lender provided them with a letter to change the terms in a manner that is beneficial. Neither letter is acceptable.

Reviewer Comment (2025-01-27): Received copy of check, LOE or borrower, PC-CD and mailing label with tracking that says delivered. however, the lender cannot just choose to refund HOEPA fees. There are specific cure requirements. Given this loan is a points and fees violation, the cure would be, within 30 days of consummation or 60 days from discovery: (1) Signed letter to borrower from lender and choice selected from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant (noting this may not always be practical depending on the violation);
(2) Assuming option (a) is selected, a copy of refund check for the overage and proof of mailing;
(3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted. Again, not always practical (e.g., if the pre-loan counseling requirement was not met, it cannot practically be met after closing either).
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826974	xxxxxx	32578735	xxxxxx	01/10/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Undiscounted rate and undiscounted price via the xxxxxx already taken into account and tested. Fees exceed 5%.	Reviewer Comment (2025-02-28): High Cost fee overage cured.

Reviewer Comment (2025-02-17): The letter does not give the borrower a choice of a refund or to keep the loan high cost and all the borrower's letter back states is the lender provided them with a letter to change the terms in a manner that is beneficial. Neither letter is acceptable.

Reviewer Comment (2025-01-27): Received copy of check, LOE or borrower, PC-CD and mailing label with tracking that says delivered. however, the lender cannot just choose to refund HOEPA fees. There are specific cure requirements. Given this loan is a points and fees violation, the cure would be, within 30 days of consummation or 60 days from discovery: (1) Signed letter to borrower from lender and choice selected from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant (noting this may not always be practical depending on the violation);
(2) Assuming option (a) is selected, a copy of refund check for the overage and proof of mailing;
(3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted. Again, not always practical (e.g., if the pre-loan counseling requirement was not met, it cannot practically be met after closing either).
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826974	xxxxxx	32578736	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.04410% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .04410%). Non-Compliant High Cost Loan.	Undiscounted rate and undiscounted price via the xxxxxx already taken into account and tested. Fees exceed 5%.	Reviewer Comment (2025-02-28): SitusAMC received LOE to borrower, borrower choice letter indicating that they choose to accept refund and make loan not high cost, copy of refund check and proof of mailing.

Reviewer Comment (2025-02-17): The letter does not give the borrower a choice of a refund or to keep the loan high cost and all the borrower's letter back states is the lender provided them with a letter to change the terms in a manner that is beneficial. Neither letter is acceptable.

Reviewer Comment (2025-01-28): Option 2 is not a choice for the lender to choose but the borrower. The 2 options must be presented to the borrower and the borrower has to make the choice. The choice letter with both choices and borrower response is required.
																02/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826974	xxxxxx	32578737	xxxxxx	01/10/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Undiscounted rate and undiscounted price via the xxxxxx already taken into account and tested. Fees exceed 5%.	Reviewer Comment (2025-02-28): High Cost fee overage cured.

Reviewer Comment (2025-02-17): The letter does not give the borrower a choice of a refund or to keep the loan high cost and all the borrower's letter back states is the lender provided them with a letter to change the terms in a manner that is beneficial. Neither letter is acceptable.

Reviewer Comment (2025-01-27): Received copy of check, LOE or borrower, PC-CD and mailing label with tracking that says delivered. however, the lender cannot just choose to refund HOEPA fees. There are specific cure requirements. Given this loan is a points and fees violation, the cure would be, within 30 days of consummation or 60 days from discovery: (1) Signed letter to borrower from lender and choice selected from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant (noting this may not always be practical depending on the violation);
(2) Assuming option (a) is selected, a copy of refund check for the overage and proof of mailing;
(3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted. Again, not always practical (e.g., if the pre-loan counseling requirement was not met, it cannot practically be met after closing either).
															02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826974	xxxxxx	32578747	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $20,777.25 exceeds tolerance of $16,512.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as $16,512.00 on the Loan Estimate, but was disclosed as $20,777.25 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $4265.25, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-01-23): SitusAMC received a valid COC.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827011	xxxxxx	32716877	xxxxxx	01/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2025-02-04): Updated appraisal provided reflecting vacant. Meets LTV restrictions for vacant/unleased properties.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827011	xxxxxx	32716882	xxxxxx	01/30/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-03): Received the corresponding appraisal dated xxxxxx . Exception cleared.	02/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827011	xxxxxx	32716902	xxxxxx	01/30/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-03): FTP provided	02/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827011	xxxxxx	32744093	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimated Settlement Statement only in file.		Reviewer Comment (2025-02-03): Final signed Settlement Statement provided	02/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827011	xxxxxx	32744098	xxxxxx	01/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two liens reporting on title but only one was paid off. Provide the clear title policy.		Reviewer Comment (2025-02-03): Clear FTP provided	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827018	xxxxxx	32860066	xxxxxx	02/20/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-24): Received E-sign Consent agreement. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827018	xxxxxx	32860134	xxxxxx	02/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-02-24): Received UDM report dated xxxxxx . Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827018	xxxxxx	32860148	xxxxxx	02/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide full fraud report. All parties to the transaction needs to be included in the Fraud Report and OFAC searches.		Reviewer Comment (2025-02-27): Received Fraud Report with red flags addressed. Exception cleared. Reviewer Comment (2025-02-25): Received Fraud report. However red flags are not addressed. Kindly provide a clearance report. Exception remains. Reviewer Comment (2025-02-24): Received Fraud report is only 7 pages. Provide all pages of Fraud Report. Also, provide Fraud and OFAC search ran on individual name of settlement agent, xxxxxx. Exception remains.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827044	xxxxxx	32705215	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-02-05): OA provided gives binding authority to the Guarantor without consent per Section 4.1 and Exhibit 1.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827044	xxxxxx	32731846	xxxxxx	01/29/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $825,488.93 is less than Cash From Borrower $989,435.28.	The wire for funds to close from account xxxxxx in the amount of $471,517.83 is dated xxxxxx which is post-close and cannot be considered. Full asset balance for xxxxxx considered prior to transfer of funds. Outside of these funds, the final closing statements verifies another deposit made by the borrower in the amount of $479,048.77 that was not verified.		Reviewer Comment (2025-02-03): Received Closing Statement for borrower's primary the property, where borrower had recently refinanced the property in amount of $479,048.77. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827044	xxxxxx	32731919	xxxxxx	01/29/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The wire for funds to close from account xxxxxx in the amount of $471,517.83 is dated xxxxxx which is post-close and cannot be considered. Full asset balance for xxxxxx considered prior to transfer of funds. Outside of these funds, the final closing statements verifies another deposit made by the borrower in the amount of $479,048.77 that was not verified.		Reviewer Comment (2025-02-03): Received Closing Statement for borrower's primary the property, where borrower had recently refinanced the property in amount of $479,048.77. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827045	xxxxxx	32696929	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The OA requires a unanimous consent to bind the company.		Reviewer Comment (2025-02-05): The OA provided section 4.1 Exhibit 1 gives binding authority to our Guarantor without consent.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827045	xxxxxx	32697039	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception- Home is currently occupied by the borrower and not yet tenant occupied. Exception required for the occupancy but with the tenant to move in after the close of the loan. Borrower's visa will expire xxxxxx when her work research ends. She will move back permanently to xxxxxx. Home was listed for rent and an executed lease is done effective xxxxxx Lease and security deposit to the property manager provided. Borrower is purchasing another DSCR property that will use the cash out proceeds from this loan for closing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827048	xxxxxx	32428231	xxxxxx	12/23/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-12-30): Received Title Supplemental Report. Exception cleared. Reviewer Comment (2024-12-26): Received Addition and/or Amendment to Escrow Instructions is not acceptable. Provide the document requested on the original condition. Exception remains.	12/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827048	xxxxxx	32428565	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $9,450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	The Loan Origination Fee was not disclosed on the initial Loan Estimate and was charged $9,450.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-01-30): SitusAMC received PCCD, LOE, copy of refund check & proof of mailing

Reviewer Comment (2024-12-27): SitusAMC: The COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the fee was changed from Lender paid to borrower paid. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee changed and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																01/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827049	xxxxxx	32638358	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing the Operating Agreement for xxxxxx to support xxxxxx is 100% owner and to support 100% ownership transfer.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-28): Received Articles of Organization which was already in file. Provide Operating Agreement for xxxxxx to support xxxxxx is 100% owner and to support 100% ownership transfer. Exception remains. Reviewer Comment (2025-01-27): The Assignments between xxxxxx and xxxxxx signed by xxxxxx is irrelevant without the OA for xxxxxx to support he owned 100% or had any ownership interest in xxxxxx.			01/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565924	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-14): Received Articles of Organization/Formation. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565925	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-01-14): Received Certificate of Good Standing. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565927	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-01-14): Received Corporate Resolution. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565929	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-01-14): Received Employer Identification Number. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565930	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-01-14): Received Operating Agreement. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565931	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2025-02-04): Received Purchase Agreement. Exception cleared. Reviewer Comment (2025-02-03): Requested document was not received, only 1004 was provided. Please provide the document as requested on the original condition. Exception remains. Reviewer Comment (2025-01-14): Received addendum. However the file is missing Purchase Agreement. Exception remains.	02/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565941	xxxxxx	01/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Currency Converter from XE.com or from wall street journal for Colombian Peso 687156.49 is required per the guidelines.		Reviewer Comment (2025-01-30): Currency converter provided with historical rates Reviewer Comment (2025-01-21): Received Currency convertor is from US dollar to Colombian Peso. However it should be from Colombian Peso to US dollar. Also, provided Currency Converter is post closing. Exception remains. Reviewer Comment (2025-01-14): Received Currency convertor from XE.com is for the month of August 2024 and Currency convertor from OANDA is not acceptable. The currency convertor must be via either www.xe.com or the Wall Street Journal conversion table. Exception remains.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32565943	xxxxxx	01/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided	Received Currency Converter however XE.com or from wall street journal is not mention on the document. Exception remains.	Reviewer Comment (2025-02-05): XE.com with historical rates provided.

Reviewer Comment (2025-01-31): Received currency converter dated xxxxxx . however unable source is missing whether it from XE.com or from wall street journal. Exception remains. Exception remains.

Reviewer Comment (2025-01-21): Received Currency convertor is from US dollar to Colombian Peso. However it should be from Colombian Peso to US dollar. Also, provided Currency Converter is post closing. Exception remains.

Reviewer Comment (2025-01-14): Received Currency Convertor is for account xxxxxx. Provide the Currency Converter via either www.xe.com or the Wall Street Journal conversion table for bank account xxxxxx. Exception remains.
															02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32566089	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx The appraisal and comments were completed prior to disaster dec and end date.		Reviewer Comment (2025-02-13): 442 provided dated xxxxxx with updated comments on dec page subject property photos reflecting No Damage	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32566110	xxxxxx	01/09/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-02-13): Received Form 1004D/442. Exception cleared.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32566218	xxxxxx	01/09/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.07 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2025-02-21): Currency converter provided. Borrower now has sufficient reserves.

Reviewer Comment (2025-02-21): Received an additional account for xxxxxx, however need the currency converter with historical rates.

Reviewer Comment (2025-02-21): Account xxxxxx has no additional funds left for use. The last statement balance dated xxxxxx , which is in USD is $83,187.43 and those funds appear to have been transferred via wire to closing on xxxxxx . The amount of the wire is $87,600.

Reviewer Comment (2025-02-05): The accounts do not have sufficient funds. The LOE provided was in regards to the currency converter vs. reserves. Please review the comments from 1/14:  The last ending statement for xxxxxx has $157.36 and xxxxxx $19.71. Funds to close transfer in file for $87,600 and EMD $35,381.50 which can be used for closing funds only. Cash to close is calculated as funds to close + EMD +POCB fees + any gifts/adjustments/1031 on the Final H xxxxxx lement Statement.
															02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827102	xxxxxx	32578099	xxxxxx	01/09/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	Per the appraiser's addendum, there is another appraisal with a completion date of xxxxxx prior to revisions being requested. Provide the corresponding appraisal.	Reviewer Comment (2025-02-05): Received Lender Certification and all Appraisal in file. Exception cleared.

Reviewer Comment (2025-01-31): Received appraisal report dated xxxxxx however the property address is blank. Exception remains.

Reviewer Comment (2025-01-19): The Lender LOE is not acceptable. If the appraiser submitted the appraisal on xxxxxx and the AMC kicked it back corrections, then there is a prelim appraisal prior to updates with a completion date of xxxxxx  The effective date is when the appraiser is assigned the appraisal and the signature of report date is when they complete the appraisal.

Reviewer Comment (2025-01-14): The same appraisal was provided that was in file at time of review. Please review the original condition. Per the appraiser's addendum, there is another appraisal with a completion date of xxxxxx prior to revisions being requested. Provide the corresponding appraisal.
															02/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	827123	xxxxxx	32587435	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-17): Received Certificate of Formation. Exception cleared. Reviewer Comment (2025-01-16): Received Certificate of Formation which was already in file. Provide Articles of Organization/Formation. Exception remains.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827123	xxxxxx	32605149	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The lender provided a 1 page Guarantor Agreement which appears to be more of an LOE. Investor to advise if they are accepting.		Reviewer Comment (2025-02-12): Guarantor Agreement provided is acceptable. Reviewer Comment (2025-02-11): Received Guarantor page 1 and 2 are properly scanned. However rest of the pages are not scanned properly. Also, Guarantor agreement reflects 2 guarantors, however loan is applied by only 1 guarantor. Exception remains.	02/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827123	xxxxxx	32836122	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was executed by another individual, xxxxxx, however credit documents were not provided for this person (i.e. application, fraud report, ofac, VOM/VOR, credit report).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-02-18): Client elects to waive with verified compensation factors			02/18/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827124	xxxxxx	32696875	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide full fraud report. Must contain all participants per the investor overlays.		Reviewer Comment (2025-02-03): Received updated Fraud report with all the loan participants included. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827124	xxxxxx	32702130	xxxxxx	01/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage for borrower's primary residence does not appear on the credit report. Property History Report reflects a mortgage taken out on xxxxxx by the borrower. Provide a completed VOM OR computer generated payment history.	Reviewer Comment (2025-02-12): Received Heloc agreement wherein borrower is not liable for any mortgage payments. Exception cleared.

Reviewer Comment (2025-02-06): Mortgage statement is not acceptable as it does not list all borrowers. Therefore provide Note to verify borrower is not liable for mortgage payments. Exception remains.

Reviewer Comment (2025-02-04): Received Property history report reflects both borrower and non-borrower on the mortgage. Therefore provide Note to verify if borrower is not obliged for mortgage payments or Provide a completed VOM or computer generated payment history. Exception remains.
															02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827124	xxxxxx	32702256	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		The Borrowing Entity is owned 100% by a Trust. Provide the Trust Agreement.		Reviewer Comment (2025-02-06): Received Trust Agreement. Exception cleared. Reviewer Comment (2025-01-29): The condition does not pertain to title vesting. Please review the original condition. The Borrowing Entity is owned 100% by a Trust. Provide the Trust Agreement.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827124	xxxxxx	32702281	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The closing statement reflects 2 months mortgage insurance escrow; however, should reflect 2 months taxes.		Reviewer Comment (2025-02-03): Corrected final settlement statement provided Reviewer Comment (2025-01-29): The same closing statement was provided that was in file at time of review. Please review the original condition. The closing statement reflects 2 months mortgage insurance escrow; however, should reflect 2 months taxes.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827124	xxxxxx	32713258	xxxxxx	01/28/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-02-03): Received updated Fraud report with all the loan participants included. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827132	xxxxxx	32597728	xxxxxx	01/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence the borrower does not own xxxxxx. The unit was not added to the DTI and the blanket HOI and Flood are in the borrower's name.		Reviewer Comment (2025-01-14): Property profile report provided reflecting borrower is not the current owner.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827132	xxxxxx	32597736	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Invoices not provided		Provide the invoice for the HO6 policy. Premium for blanket only in file.		Reviewer Comment (2025-01-23): Evidence of premium provided Reviewer Comment (2025-01-17): Being a refinance deal has no bearing on the what the premium is for the HO6. The policy says paid in full but it does not reflect what the premium is. Provide the invoice with what the premium is for the HO6.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827135	xxxxxx	32648316	xxxxxx	01/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception for the following: Less than 50% total units in xxxxxx project have been sold at this time. Total units = xxxxxx; Total units sold = xxxxxx.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-21): Client elects to waive with verified compensation factors			01/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827135	xxxxxx	32654659	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $213.00 exceeds tolerance of $166.00 plus 10% or $182.60. Insufficient or no cure was provided to the borrower. xxxxxx	Cure provided on Final CD. However, this condition will be addressed when all other tolerance violations have been addressed.		Reviewer Comment (2025-01-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.		01/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827135	xxxxxx	32654660	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Update Master Insurance Policy. Fee Amount of $34.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (81797)	Fee was paid to Lender in Section H. No valid COC for this fee addition.		Reviewer Comment (2025-02-07): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2025-02-05): SitusAMC received LOE, check and tracking details. Missing PCCD. Please provide corrected PCCD with cure amount to cure the exception. Reviewer Comment (2025-01-30): SitusAMC received rebuttal comment that the fee is under unlimited tolerance however, the fee is paid to Lender, and it will no more eligible for unlimited tolerance category. Please provide valid COC or cure will be required.		02/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827142	xxxxxx	32706056	xxxxxx	01/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file for the business used to source income must be in existence for minimum of two (2) years. The borrower's business began on xxxxxx , which is under 2 years in existence. We have 24 months total of bank statements with 19 months of business and 5 months of comingled.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827143	xxxxxx	32779240	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $377.00 exceeds tolerance of $274.00 plus 10% or $301.40. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $377.00 exceeds tolerance of $274.00 plus 10% or $301.40. Insufficient or no cure was provided to the borrower. Sufficient cure on Final CD, however due to multiple tolerance violations, once these are addressed, this one will also be addressed.		Reviewer Comment (2025-02-13): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827143	xxxxxx	32779241	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $14,000.00 exceeds tolerance of $12,880.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $14,000.00 exceeds tolerance of $12,880.00. Valid COC not provided in file. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-02-13): SitusAMC received a valid COC.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827143	xxxxxx	32838869	xxxxxx	02/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $377.00 exceeds tolerance of $274.00 plus 10% or $301.40. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing		02/13/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827147	xxxxxx	32648381	xxxxxx	01/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-05): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827147	xxxxxx	32648391	xxxxxx	01/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-21): Client elects to waive. Appraisal comments dated xxxxxx: No Damage			01/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827147	xxxxxx	32672790	xxxxxx	01/22/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the 2 appraisals with a completion date of xxxxxx and xxxxxx per the appraiser's addendum.		Reviewer Comment (2025-02-07): Prelim and updated appraisal provided	02/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827245	xxxxxx	32616255	xxxxxx	12/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Reviewer Comment (2024-12-18): Received currency conversion for foreign assets, two months bank statements, and proof of funds are held in foreign bank with xxxxxx insured by FDIC, reflecting sufficient funds for reserves.

Reviewer Comment (2024-12-18): The guidelines do not indicate that the bank having branches in the xxxxxx allows foreign funds to be used without meeting the other requirements listed below.  If lender accepted assets in a foreign account, an exception can be requested; however, we are not able to clear unless the funds were transferred to a xxxxxx account (in xxxxxx) or wired directly to the settlement agent.

Reviewer Comment (2024-12-18): Guidelines for assets held in foreign accounts indicate that These funds must be transferred to a xxxxxx. domiciled account in the borrower’s name at least ten (10) days prior to closing unless funds are held in a xxxxxx u.S.xxxxxx s insured by the FDIC; Verified funds for closing to be wired directly to the closing agent. Wire transfer to include bank name, account holder name, and account number. Bank used as a source of wire transfer must match the bank holding the assets verified in the loan file.  The statements provided do not reflect that funds were transferred to a xxxxxx account at least 10 days prior to closing or were wired directly to the title agent.
															12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827245	xxxxxx	32616256	xxxxxx	12/12/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $421,506.59 is less than Cash From Borrower $429,079.20.	Documented qualifying Assets for Closing of $421,506.59 is less than Cash From Borrower $429,079.20.	Reviewer Comment (2024-12-18): Received currency conversion for foreign assets, two months bank statements, and proof of funds are held in foreign bank with xxxxxx insured by FDIC, reflecting sufficient funds for reserves.

Reviewer Comment (2024-12-18): The guidelines do not indicate that the bank having branches in the xxxxxx allows foreign funds to be used without meeting the other requirements listed below.  If lender accepted assets in a foreign account, an exception can be requested; however, we are not able to clear unless the funds were transferred to a xxxxxx account (in xxxxxx) or wired directly to the settlement agent.

Reviewer Comment (2024-12-18): Guidelines for assets held in foreign accounts indicate that These funds must be transferred to a xxxxxx. domiciled account in the borrower’s name at least ten (10) days prior to closing unless funds are held in a foreign bank with xxxxxx insured by the FDIC; Verified funds for closing to be wired directly to the closing agent. Wire transfer to include bank name, account holder name, and account number. Bank used as a source of wire transfer must match the bank holding the assets verified in the loan file.  The statements provided do not reflect that funds were transferred to a xxxxxx account at least 10 days prior to closing or were wired directly to the title agent.
															12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827245	xxxxxx	32616257	xxxxxx	12/12/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		File is missing the required alternative credit documentation. There is an LOE in file indicating that the documents are not required to be translated; however, guidelines require the documents to be in English.		Reviewer Comment (2024-12-18): Received translated documents. Reviewer Comment (2024-12-18): The documents provided are not translated into English. If client accepted the non-translated documents, a lender exception can be granted.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827276	xxxxxx	32676137	xxxxxx	12/13/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	Note date: xxxxxx; Lien Position: 1	2 full appraisals are required.		Reviewer Comment (2024-12-19): Provided.	12/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827276	xxxxxx	32676139	xxxxxx	12/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx Disaster End date: xxxxxx			Reviewer Comment (2024-12-19): Provided.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827276	xxxxxx	32676141	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (2024-12-19): Provided.	12/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827276	xxxxxx	32676142	xxxxxx	12/13/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		2 full appraisals are required.		Reviewer Comment (2024-12-19): Provided.	12/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827276	xxxxxx	32676143	xxxxxx	12/13/2024	Compliance	Compliance	Federal Compliance	Compliance	Disclosed Note P&I payment does not equal calculated P&I payment	Disclosed Note P&I payment does not equal calculated P&I payment. Note P&I of $22,259.15 does not match calculated P&I of $19,997.50. Calculated P&I was used for the APR calculation and compliance testing.	Disclosed Note P&I payment does not equal calculated P&I payment. Note P&I of $22,010.85 does not match calculated P&I of $19,997.50. Calculated P&I was used for the APR calculation and compliance testing. Remove/Clear Exceptions		Reviewer Comment (2025-01-09): Received corrected Note in trailing documents.	01/09/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827276	xxxxxx	32676144	xxxxxx	12/13/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $1,401,940.94 is greater than Guideline total cash-out of $1,000,000.00.	HUD-1 total cash-out of $1,401,940.94 is greater than Guideline total cash-out of $1,000,000.00.		Reviewer Comment (2024-12-19): Provided.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827276	xxxxxx	32676145	xxxxxx	12/18/2024	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.	The document provided is an ALTA settlement statement (as indicated in the top right of the document). This condition requires a final HUD1 or Closing Disclosure. If one was not used in the transaction, this is an EV2 informational condition that client can elect to waive.		Reviewer Comment (2025-01-02): Client elects to waive. Reviewer Comment (2024-12-24): Document provided is not a HUD1. It is a title company closing statement. If a HUD-1 or CD was not used, this is an EV2 client can elect to waive; however, we are not able to clear based on the closing statement provided.			01/02/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827276	xxxxxx	32676146	xxxxxx	12/19/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal transfer letter not provided.		Reviewer Comment (2024-12-24): Invoice received.	12/24/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	D	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	827277	xxxxxx	32616216	xxxxxx	12/09/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-13): Final title received.	12/13/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827277	xxxxxx	32616217	xxxxxx	12/09/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-13): Final title received.	12/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827293	xxxxxx	32638014	xxxxxx	01/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Business bank statement reflects $500,000. Per lender correspondence the funds deposited into the borrower's business account is from a settlement, however there are no settlement document or court order in file to verify the source.		Reviewer Comment (2025-02-10): Received judgment verifying the defendant failed to serve to file a response or any paper as required by law, for that the borrower's business received the settlement. Exception cleared. Reviewer Comment (2025-01-28): Received Check, email from attorney and conditional final waiver and Release of lien. However the file is missing settlement document or court order in file to verify the source of fund. Exception remains.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827293	xxxxxx	32641780	xxxxxx	01/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the second appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-27): Received Appraisal dated xxxxxx . Exception cleared.	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827293	xxxxxx	32669394	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA xxxxxxR - Individual Originator License Status Not Approved	Truth in Lending Act (xxxxxxR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Per the xxxxxx, the LO was not licensed is currently not licensed in the State of FL as of xxxxxx . The LO license must be active from time of application to time of closing.		Reviewer Comment (2025-02-10): Client elects to waive Reviewer Comment (2025-02-10): Regraded to EV2-B based on lender attestation that LO did not conduct business from xxxxxx going forward and another licensed LO took over. Reviewer Comment (2025-01-29): A 1003 signed by another individual does not clear this condition as this individual is listed on all legal documents. For possible downgrade, provide an attestation from the LO indicating if any business was conducted on the file from xxxxxx until closing.			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827298	xxxxxx	32698240	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-29): Received Business Purpose Certificate. Exception cleared.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827298	xxxxxx	32698278	xxxxxx	01/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-02-07): Received Final Title. Exception cleared.	02/07/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827298	xxxxxx	32698279	xxxxxx	01/28/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-02-07): Received Final Title. Exception cleared.	02/07/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827298	xxxxxx	32702431	xxxxxx	01/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $773,331.14 is greater than Guideline total cash-out of $500,000.00.	Investor Exception to have more cash in hand. As cash in hand is exceeding the limit set for the Foreign national borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827298	xxxxxx	32713849	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2025-02-24): Received ACH document. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827298	xxxxxx	32713903	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-01-29): Received Employer Identification Number. Exception cleared.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827303	xxxxxx	32513683	xxxxxx	01/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		There is an appraisal delivery in file, submission version 1, dated xxxxxx & xxxxxx . The appraisal in file has a completion date of xxxxxx with a delivery in file dated xxxxxx . Provide the corresponding appraisal for the xxxxxx and xxxxxx deliveries.		Reviewer Comment (2025-01-09): Prelim appraisal provided. Seller confirms the xxxxxx appraisal was delivered again on xxxxxx per comments. Reviewer Comment (2025-01-07): The LOE is not acceptable. The dates are coming from the deliveries in file. Further, the loan file does not contain a copy of the appraisal with a xxxxxx completion date. Provide a copy of this appraisal. Further, provide evidence of what appraisal the lender sent to the borrower on xxxxxx . Reflects it was an appraisal.	01/09/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827303	xxxxxx	32549383	xxxxxx	01/07/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.93 is less than Guideline PITIA months reserves of 6.00.	There is a POCB for the appraisal invoice in file for $580, however the invoice reflected it was paid by the non-borrowing fiancé of the borrower. There isn't an additional gift letter for the $580 dated prior to closing, therefore cannot add it toward closing funds. The other gift letter in file does not include the $580.		Reviewer Comment (2025-01-07): Lender LOE provided. Borrower is an authorized user on account reflected on appraisal invoice. Acceptable to added back to closing funds. Borrower now has sufficient reserves.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827303	xxxxxx	32549406	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Per the borrower's LOE, the borrower is divorced. Provide the divorce decree to support no added liabilities.		Reviewer Comment (2025-02-03): Received Divorce Decree. Exception cleared. Reviewer Comment (2025-01-14): Settlement Agreement provided along with updated 1008/1003 adding alimony, however the loan was qualified using 100% ownership of the business CLP, however per the agreement, borrower is to add "xxxxxx to the business license and ownership. 1) It is unclear who xxxxxx is. If a minor, the child support agreement will need to be provided 2) Evidence of how much ownership xxxxxx has in business will be required to re-calculate income.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827303	xxxxxx	32549409	xxxxxx	01/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	There is a POCB for the appraisal invoice in file for $580, however the invoice reflected it was paid by the non-borrowing fiancé of the borrower. There isn't an additional gift letter for the $580 dated prior to closing, therefore cannot add it toward closing funds. The other gift letter in file does not include the $580.		Reviewer Comment (2025-01-07): Lender LOE provided. Borrower is an authorized user on account reflected on appraisal invoice. Acceptable to added back to closing funds. Borrower now has sufficient reserves.	01/07/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827303	xxxxxx	32549410	xxxxxx	01/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	There is a POCB for the appraisal invoice in file for $580, however the invoice reflected it was paid by the non-borrowing fiancé of the borrower. There isn't an additional gift letter for the $580 dated prior to closing, therefore cannot add it toward closing funds. The other gift letter in file does not include the $580.		Reviewer Comment (2025-01-07): Lender LOE provided. Borrower is an authorized user on account reflected on appraisal invoice. Acceptable to added back to closing funds. Borrower now has sufficient reserves.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827336	xxxxxx	32728006	xxxxxx	12/30/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after xxxxxx declared end date.		Reviewer Comment (2025-01-30): 442 provided dated xxxxxx: No Damage Reviewer Comment (2024-12-30): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx .	01/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827336	xxxxxx	32728007	xxxxxx	12/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception provided for: Minimum required square footage for condo is 500 sq feet per guidelines. Subject is xxxxxx. Compensating Factors provided are: Post-closing reserves greater than 12 months, Long Term Homeowner.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has: 3 Years of Experience. Currently holds 2 Properties and has Completed 1 Properties.	Reviewer Comment (2024-12-30): Client elects to downgrade and waive based on the following compensating factors: Borrower's Experience/Track Record. The borrower has: 3 Years of Experience. Currently holds 2 Properties and has Completed 1 Properties. Reserves: 55.63 Guideline Requirement: none required.			12/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827336	xxxxxx	32728008	xxxxxx	12/30/2024	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Missing appraisal with 120 days of Note date.		Reviewer Comment (2025-01-17): Updated form 442 provided Reviewer Comment (2025-01-06): Form 442 in file is only completed in the "certification of completion" section. The "summary appraisal update report" section was not filled out for an expired appraisal confirming the value has not changed from the original inspection date.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827336	xxxxxx	32728009	xxxxxx	12/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Project is a xxxxxx. Not just a non warrantable condo. Compensating factors: Post closing reserves >12 month's. Long Term Homeowner.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has: 3 Years of Experience. Currently holds 2 Properties and has Completed 1 Properties.	Reviewer Comment (2024-12-30): Compensating factors: Post closing reserves >12 month's. Long Term Homeowner. Client elects to downgrade and waive.			12/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827337	xxxxxx	32665700	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-30): Received Business Purpose Certificate. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827337	xxxxxx	32697063	xxxxxx	01/24/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	< 1.00 DSCR, 680+ FICO, max LTV 70%. xxxxxx not considered as the market score is < 60 (27 market score).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors			01/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827357	xxxxxx	32674633	xxxxxx	01/22/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Per the application, the borrower already owns xxxxxx. The borrower cannot have two second homes.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-23): The LOX is not sufficient as there is no evidence of pending sale. Provide the corrected 1003.			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827357	xxxxxx	32674843	xxxxxx	01/22/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	The Blanket HOI was not provided. The blanket policy in file is a Cert of Liability only which does not have property coverage.	Reviewer Comment (2025-02-03): Per client, accepting the blanket policy as-is as guidelines only state needs to reflect the project name and project address vs. borrower's name and address or unit number.

Reviewer Comment (2025-02-03): Received Certificate of Property Insurance is not for the subject property.  Please provide the Blanket HOI policy. Exception remains.

Reviewer Comment (2025-01-30): The same Blanket HOI and HO6 policy were provided again in trailing documents. Please review the original condition and the comments from 1/23: The Blanket HOI was not provided. The blanket policy in file is a Cert of Liability only which does not have property coverage.

Reviewer Comment (2025-01-23): Please review the original condition. This does not pertain to the HO6 policy. The Blanket HOI was not provided. The blanket policy in file is a Cert of Liability only which does not have property coverage.
															02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827370	xxxxxx	32512457	xxxxxx	01/07/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-01-09): Received Fraud and OFAC search run for all transaction participants. Exception cleared.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827370	xxxxxx	32512458	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-01-09): Wire Ticket provided	01/09/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827370	xxxxxx	32512486	xxxxxx	01/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note reflects Entity as xxxxxx vs Entity documents which reflects xxxxxx. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2025-02-11): Investor is accepting the affidavit for corrections. Reviewer Comment (2025-01-22): Received corrective affidavit, LOE to borrower which contain LOI and evidence of delivery to the borrower. Assigned to investor to advise if they are accepting. Reviewer Comment (2025-01-22): A corrective affidavit it not acceptable. The documents need to be updated and provided per the original condition. Reviewer Comment (2025-01-09): A xxxxxx affidavit is only for the DOT. It is not for the Note. All cure documents are required.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827370	xxxxxx	32540236	xxxxxx	01/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		DOT reflects Entity as xxxxxx vs Entity documents which reflects xxxxxx. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2025-02-11): Investor is accepting the affidavit. Reviewer Comment (2025-01-22): Received LOE to borrower which contains LOI and evidence of delivery to the borrower. Pending receipt of acceptance by Investor. Assigned to investor. Reviewer Comment (2025-01-09): xxxxxx affidavit provided. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record as well as investor approval they are accepting the xxxxxx.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827370	xxxxxx	32540344	xxxxxx	01/07/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: Missing Street in the address.		Reviewer Comment (2025-01-23): Updated CDA provided Reviewer Comment (2025-01-09): Received corrected appraisal. Pending receipt of corrected CDA.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827370	xxxxxx	32550603	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		xxxxxx.		Reviewer Comment (2025-02-04): Received Articles of Organization for xxxxxx. Exception cleared. Reviewer Comment (2025-01-29): Received Certificate of Filing and Certificate of Formation for xxxxxx. However, the document requested is for Articles of Organization for xxxxxx. Exception remains. Reviewer Comment (2025-01-23): Received Certificate of filing. Provide filed Articles of Organization/Formation for xxxxxx. Exception remains. Reviewer Comment (2025-01-13): Received Articles of organization for xxxxxx. However Articles of Organization/Formation is missing for xxxxxx. Exception remains.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827403	xxxxxx	32641654	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-28): Approval provided	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827403	xxxxxx	32641681	xxxxxx	01/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-22): FTP provided	01/22/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827403	xxxxxx	32641682	xxxxxx	01/21/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $217,000.00 is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-01-22): FTP provided	01/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827410	xxxxxx	32683097	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Reviewer Comment (2025-02-13): Received Operating Agreement reflecting borrower 100% owner of the business. Exception cleared.

Reviewer Comment (2025-02-10): Corporate Resolution is just a hard coded condition. This is the unanimous consent. The OA was not provided. Per guidelines, if the OA cannot be provided reflecting borrower has unrestricted binding authority without consent if not 100% owner, then the Borrowing Cert must be provided for binding authority confirmation.

Reviewer Comment (2025-02-06): Received Articles of Organization, Filing Receipt and received Statement and Resignation of the Organization. However the document requested is for Corporate Resolution. Exception remains.
															02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827410	xxxxxx	32683098	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-02-06): Received Guarantor Agreement. Exception cleared.	02/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827410	xxxxxx	32683099	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-02-13): Received Operating Agreement. Exception cleared. Reviewer Comment (2025-02-10): The OA was not provided. Per guidelines, if the OA cannot be provided, then the Borrowing Cert must be provided for binding authority confirmation. Reviewer Comment (2025-02-06): Received Articles of Organization, Filing Receipt and received Statement and Resignation of the Organization. However the document requested is for Operating Agreement. Exception remains.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827427	xxxxxx	32794368	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-07): Client elects to waive. CDAIR received dated xxxxxx: No Damage			02/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827427	xxxxxx	32794399	xxxxxx	02/11/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	122 days old. A new scored report dated prior to closing is required.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-12): Client elects to waive with verified compensation factors			02/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827427	xxxxxx	32794416	xxxxxx	02/11/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx vs Flood Certificate -xxxxxx		Reviewer Comment (2025-02-12): Updated flood cert provided	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827427	xxxxxx	32794420	xxxxxx	02/11/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	xxxxxx vs CDA -xxxxxx		Reviewer Comment (2025-02-14): Updated CDA provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827453	xxxxxx	32596052	xxxxxx	01/13/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-15): E-Consent provided	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827453	xxxxxx	32596058	xxxxxx	01/13/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-21): Received Final Title. Exception cleared.	01/21/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827453	xxxxxx	32596082	xxxxxx	01/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Statement	Provide Mortgage Statement for the property xxxxxx to determine whether the property is escrowed or not. If the taxes and insurance are not escrowed then provide HOI policy to determine the monthly insurance payment as it is missing in the file.		Reviewer Comment (2025-01-15): First Payment Letter with taxes and insurance provided along with HOI and Note.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827453	xxxxxx	32608422	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $218.60 exceeds tolerance of $185.00. Insufficient or no cure was provided to the borrower. (7520)	The COC only states credit report fee increased due to invoices received, however this is not a valid COC for a credit report increase. Provide a valid reason for the increase in fees.		Reviewer Comment (2025-01-29): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827453	xxxxxx	32608426	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-27): Client elects to waive. PDI received dated xxxxxx: No Damage			01/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827453	xxxxxx	32608427	xxxxxx	01/13/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-21): Received Final Title. Exception cleared.	01/21/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827490	xxxxxx	32657682	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-22): Client elects to waive. PDI received dated xxxxxx: No Damage			01/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827490	xxxxxx	32657812	xxxxxx	01/23/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx vs xxxxxx	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-27): Per the HOI, the changes were not effective until xxxxxx 5 which is post close and not acceptable.			01/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827490	xxxxxx	32657833	xxxxxx	01/23/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal and PDI: xxxxxx vs xxxxxx		Reviewer Comment (2025-01-29): Update PDI received. Reviewer Comment (2025-01-27): Received updated appraisal. Pending receipt of updated PDI.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827490	xxxxxx	32657836	xxxxxx	01/23/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2025-01-27): Supplement provided	01/27/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827526	xxxxxx	32862997	xxxxxx	02/20/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor Exception- Requesting exception for no housing history on primary residence.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-18): Client elects to waive with verified compensation factors			02/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827526	xxxxxx	32865093	xxxxxx	02/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Cert is dated over 1 year. Provide updated Cert.		Reviewer Comment (2025-02-21): Received updated Business Purpose Certificate. Exception cleared.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827528	xxxxxx	32608687	xxxxxx	01/14/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-01-23): Final CD from C/O on REO property provided.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827528	xxxxxx	32608693	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-01-23): Final CD from C/O on REO property provided.	01/23/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827528	xxxxxx	32608701	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-01-23): Final CD from C/O on REO property provided.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827528	xxxxxx	32608702	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-24): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827528	xxxxxx	32608703	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-24): SitusAMC Received Valid COC dated xxxxxx	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827528	xxxxxx	32608720	xxxxxx	01/14/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $36,411.77 is less than Cash From Borrower $76,960.74.			Reviewer Comment (2025-01-23): Final CD from C/O on REO property provided.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827528	xxxxxx	32627007	xxxxxx	01/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the tax preparer's license number or additional evidence borrowers are 100% owners of the business used for qualifying.		Reviewer Comment (2025-01-29): Additional documentation provided verifying ownership %	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827528	xxxxxx	32627029	xxxxxx	01/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the property on Evans does not appear on the credit report. Provide a copy of the mortgage or Note to verify P&I, 12 housing history in addition to 6 month borrower pay history. If this is a new HELOC, also provide evidence the $xxxxxx lien per the fraud report was paid in full.		Reviewer Comment (2025-01-30): Received HELOC agreement and Satisfaction of HELOC. Exception cleared. Reviewer Comment (2025-01-23): Received final CD for REO property with no payoff, however the Fraud report reflects a $xxxxxx open lien with no evidence of payoff. Provide the release of this lien.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827528	xxxxxx	32627074	xxxxxx	01/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		The xxxxxx CU is 1.9, xxxxxx CU 4.5. Due to discrepancy, provide the secondary valuation.		Reviewer Comment (2025-01-24): AVM from approved vendor with acceptable FSD score provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827528	xxxxxx	32700280	xxxxxx	01/24/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-01-24): Sufficient Cure Provided At Closing		01/24/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827533	xxxxxx	32607113	xxxxxx	01/14/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization		Reviewer Comment (2025-01-22): Authorization provided Reviewer Comment (2025-01-15): The Borrower's Cert and Authorization is not the Credit and Background Authorization form.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	827533	xxxxxx	32607115	xxxxxx	01/14/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-01-24): Received OFAC search for real estate agent. Exception cleared. Reviewer Comment (2025-01-23): OFAC search is missing for Real Estate agent, xxxxxx. Exception remains. Reviewer Comment (2025-01-17): Received OFAC search for Settlement Agent, xxxxxx. Exception cleared. Reviewer Comment (2025-01-16): Received OFAC searches. However OFAC search is missing for Settlement Agent, xxxxxx. Exception remains.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	827533	xxxxxx	32607129	xxxxxx	01/14/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-01-15): CDA provided	01/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	827533	xxxxxx	32607356	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-01-15): Wire ticket provided	01/15/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	827533	xxxxxx	32607389	xxxxxx	01/14/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.36 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-01-22): Additional account provided for xxxxxx with sufficient funds for reserves. Reviewer Comment (2025-01-21): Condition cannot be cleared as borrower does not have sufficient reserves. Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 on the Final H xxxxxx lement Statement. Verified assets $69,919.24 which included EMD of $2,500 (EMD can only be used for closing funds). Accounts xxxxxx $64,397.76, xxxxxx $3,354.33, xxxxxx $673.45. After total cash to close, borrower has $497.42 in remaining reserves.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	827533	xxxxxx	32627203	xxxxxx	01/14/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	Reviewer Comment (2025-01-30): Evidence of tax lien satisfied and withdrawal provided

Reviewer Comment (2025-01-29): Provide the supporting documentation for the IRS lien. Comments are not acceptable.

Reviewer Comment (2025-01-29): The lien was filed in xxxxxx vs. xxxxxx. SOL provisions need to be provided for this and in regard to IRS tax liens. The $xxxxxx is not a judgment.

Reviewer Comment (2025-01-28): As previously stated, if the SOL has expired on a lien, documentation to proof the States SOL's must provided.

Reviewer Comment (2025-01-28): Received dismissal/removal for xxxxxx $xxxxxxK lien and xxxxxx $xxxxxxK lien. Pending receipt of removal/release/satisfaction of the IRS filed lien for $xxxxxx. The xxxxxx is not the same thing.

Reviewer Comment (2025-01-23): This is not stating anything regarding duplicates. Further, if the SOL has expired, this will need to be proven. In additional, stating the lien removal is for the $xxxxxxK lien is not sufficient as nothing it ties it to the open lien.

Reviewer Comment (2025-01-23): The xxxxxx release of lien does not tie to the debt filed on the background report. Further, there are multiple liens filed by the xxxxxx. This $xxxxxx does not have a docket number and release does not have an amount. In additional, the IRS filed the lien for $xxxxxx. The xxxxxx is not the same thing.

Reviewer Comment (2025-01-22): The liens and judgments listed are on the background report for the Guarantor.
															01/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	827534	xxxxxx	32664391	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided. Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Settlement Agents.		Reviewer Comment (2025-02-06): Received Fraud and OFAC search run on Settlement Agents. Exception cleared. Reviewer Comment (2025-02-05): Received full Fraud Report. However Fraud and OFAC search is not run on settlement agent. Exception remains.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827534	xxxxxx	32664393	xxxxxx	01/23/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-06): Received UDM. Exception cleared. Reviewer Comment (2025-02-05): Received fraud report. Provide Credit Report - Gap. Exception remains.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827534	xxxxxx	32664872	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,270.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,270.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-02-10): SitusAMC received LOE with fee bifurcation for recording and transfer taxes on LE. Reviewer Comment (2025-02-05): SitusAMC received Itemization of fees. However, we would also require LOE for the same stating breakup of fees in order to clear the exception.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827545	xxxxxx	32638462	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-24): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827553	xxxxxx	32551822	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Application date is xxxxxx and LE was issued on xxxxxx .	Reviewer Comment (2025-01-23): SitusAMC received the attestation letter indicates that xxxxxx lead + was closed for business on xxxxxx and Initial LE disclosed to borrower within that timing requirements.

Reviewer Comment (2025-01-21): SitusAMC received attestation form confirming closing dates however, as per initial 1003 the application date is xxxxxx while the initial LE in file is dated xxxxxx which is not within 3 business days from the application date. Please provide copy of initial LE within 3 business days from application.

Reviewer Comment (2025-01-15): The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application. Initial LE issued xxxxxx . On this loan, the LE and eConsent should have been issued within 3 business days of the broker application date of xxxxxx .
															01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827553	xxxxxx	32551896	xxxxxx	01/09/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-14): Please review the original condition. Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date. The disbursement date has no bearing on wet states.			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827553	xxxxxx	32556105	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signor, xxxxxx, was not included in the report.		Reviewer Comment (2025-01-16): Received watchlist search result for authorized signor. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827553	xxxxxx	32586772	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rent Schedule - Departing Residence. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75142)	The COC disclosed the fee for the REO 1007 on xxxxxx , however the initial application dated xxxxxx reflects at time of application it was known rental income was going to be used to qualify. The fee was not disclosed within 3 days of discovery.		Reviewer Comment (2025-01-29): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827555	xxxxxx	32668235	xxxxxx	01/24/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $46,009.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded tolerance of $0.00 for Transfer Tax.		Reviewer Comment (2025-02-10): SitusAMC received LOE with fee bifurcation of recording and transfer tax disclosed on LE. Reviewer Comment (2025-02-05): SitusAMC received LE and itemization for the breakup of fees. However, we would require LOE stating breakup of recording and transfer tax fees in order to clear the exception.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827555	xxxxxx	32699006	xxxxxx	01/24/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per HOA cert, HOA is in litigation. Investor exception will be required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-14): Per the Client, the HOA litigation is for the project xxxxxx owner for unapproved alterations. Litigation does not apply to the borrower or subject property. The client elects to waive with verified compensation factors.			02/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827562	xxxxxx	32753680	xxxxxx	02/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $539,215.75 is over disclosed by $200.00 compared to the calculated Amount Financed of $539,015.75 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $837,681.13; calculated amount financed is $837,881.13. Variance is $200.00. The lender did not include the appraisal management fee.	Reviewer Comment (2025-02-14): SitusAMC received lender attestation that AMC services were for verifying & confirming appraisal info and are xxxxxx.

Reviewer Comment (2025-02-12): SitusAMC reviewed lender rebuttal and invoice.  However, the lender rebuttal did not breakout the services that were included in the AMC fee that would be considered excludable.  The purpose/services of the fee determine if a finance charge and not the payee.  AMC fee is excludable if it is primarily for services related to items listed in 1026.4(c)(7) such as the cost of verifying or confirming information connected to the appraisal.  Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.  There was no breakdown of the services to the fee provided.

Reviewer Comment (2025-02-10): Finance charge remains under disclosed in the amount of $200.  Please provide PCCD, LOE, Copy of Refund Check, re-opening of RTC and proof of delivery. This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.  Further, the RTC must show at least three or more business days, not including holidays, and sundays between receipt of RTC and expiration of RTC.
															02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827562	xxxxxx	32753681	xxxxxx	02/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $837,681.13 is under disclosed by $200.00 compared to the calculated Finance Charge of $837,881.13 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $837,681.13; calculated finance charge is $837,881.13. Variance is $200.00. The lender did not include the appraisal management fee.	Reviewer Comment (2025-02-14): SitusAMC received lender attestation that AMC services were for verifying & confirming appraisal info and are 4c7.

Reviewer Comment (2025-02-12): SitusAMC reviewed lender rebuttal and invoice.  However, the lender rebuttal did not breakout the services that were included in the AMC fee that would be considered excludable.  The purpose/services of the fee determine if a finance charge and not the payee.  AMC fee is excludable if it is primarily for services related to items listed in 1026.4(c)(7) such as the cost of verifying or confirming information connected to the appraisal.  Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.  There was no breakdown of the services to the fee provided.

Reviewer Comment (2025-02-10): Finance charge remains under disclosed in the amount of $200.  Please provide PCCD, LOE, Copy of Refund Check, re-opening of RTC and proof of delivery. This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.  Further, the RTC must show at least three or more business days, not including holidays, and sundays between receipt of RTC and expiration of RTC.
															02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827562	xxxxxx	32754462	xxxxxx	02/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-02-07): Prelim appraisal provided	02/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827562	xxxxxx	32789470	xxxxxx	02/06/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Blanket policy provided does not specify the subject property.		Reviewer Comment (2025-02-25): Updated blanket HOI provided with subject property address Reviewer Comment (2025-02-21): The LOE does not clear this condition. The blanket HOI must reflect the subject property address.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827564	xxxxxx	32616537	xxxxxx	01/15/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-16): E-Consent provided	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32637307	xxxxxx	01/17/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.99003% exceeds Guideline total debt ratio of 50.00000%.	Per the final 1003, the income considered was $19,550.52/month and per the P&L statements the income comes is $11,550.52/month. Based on the UW worksheet, it appears the lender was utilizing the figures labeled as Total Operating Expenses vs. Net Income.	Reviewer Comment (2025-01-29): See added investor exception for officer concentration add back. DTI is not within guidelines for this.

Reviewer Comment (2025-01-24): No additional documents were received. Pleas review comments from 1/24: The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-24): The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-21): Per guidelines, for the P&L program, income is qualified off of Net income from the P&L Statement divided by the time period covered (12- or 24- months) multiplied by the borrower’s ownership percentage. The following may be added back: Depreciation/Depletion/Amortization/Casualty Loss. The guidelines do not state compensation to officers can be added back.
															01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32637312	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per the final 1003, the income considered was $19,550.52/month and per the P&L statements the income comes is $11,550.52/month. Based on the UW worksheet, it appears the lender was utilizing the figures labeled as Total Operating Expenses vs. Net Income.	Reviewer Comment (2025-01-29): See added investor exception for officer concentration add back. DTI is not within guidelines foSee added investor exception for officer concentration add back. DTI is not within guidelines for this. r this.

Reviewer Comment (2025-01-24): No additional documents were received. Pleas review comments from 1/24: The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-24): The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-21): Per guidelines, for the P&L program, income is qualified off of Net income from the P&L Statement divided by the time period covered (12- or 24- months) multiplied by the borrower’s ownership percentage. The following may be added back: Depreciation/Depletion/Amortization/Casualty Loss. The guidelines do not state compensation to officers can be added back.
															01/29/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827576	xxxxxx	32637313	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.99003% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Per the final 1003, the income considered was $19,550.52/month and per the P&L statements the income comes is $11,550.52/month. Based on the UW worksheet, it appears the lender was utilizing the figures labeled as Total Operating Expenses vs. Net Income.	Reviewer Comment (2025-01-29): See added investor exception for officer concentration add back. DTI is not within guidelines for this.

Reviewer Comment (2025-01-24): No additional documents were received. Pleas review comments from 1/24: The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-24): The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-21): Per guidelines, for the P&L program, income is qualified off of Net income from the P&L Statement divided by the time period covered (12- or 24- months) multiplied by the borrower’s ownership percentage. The following may be added back: Depreciation/Depletion/Amortization/Casualty Loss. The guidelines do not state compensation to officers can be added back.
															01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32637315	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per the final 1003, the income considered was $19,550.52/month and per the P&L statements the income comes is $11,550.52/month. Based on the UW worksheet, it appears the lender was utilizing the figures labeled as Total Operating Expenses vs. Net Income.	Reviewer Comment (2025-01-29): See added investor exception for officer concentration add back. DTI is not within guidelines for this.

Reviewer Comment (2025-01-24): No additional documents were received. Pleas review comments from 1/24: The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-24): The updated P&L's provided are not dated as to when they were revised. The date is required. Further, the borrower's compensation was removed and added to the net proceeds. Investor to advise if they are accepting this.

Reviewer Comment (2025-01-21): Per guidelines, for the P&L program, income is qualified off of Net income from the P&L Statement divided by the time period covered (12- or 24- months) multiplied by the borrower’s ownership percentage. The following may be added back: Depreciation/Depletion/Amortization/Casualty Loss. The guidelines do not state compensation to officers can be added back.
															01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32637334	xxxxxx	01/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-22): Client elects to waive. PDI received dated xxxxxx: No Damage			01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32637335	xxxxxx	01/17/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-22): FTP provided	01/22/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32637338	xxxxxx	01/17/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-22): FTP provided	01/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32656468	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA xxxxxxR - Individual Originator License Status Not Approved	Truth in Lending Act (xxxxxxR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	The LO's license was inactive from xxxxxx xxxxxx . Per regulations, the LO must be licensed from time of application until time of loan closing.		Reviewer Comment (2025-01-28): Client elects to waive Reviewer Comment (2025-01-28): Regraded based on attestation that no loan origination activities took place during the unlicensed period.			01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32656469	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA xxxxxxR - Originator Company License Status Not Approved	Truth in Lending Act (xxxxxxR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.	The Loan Origination Organization license was inactive from xxxxxx xxxxxx . Per regulations, the license must be active from time of application until time of loan closing.		Reviewer Comment (2025-01-28): Client elects to waive Reviewer Comment (2025-01-28): Regraded based on attestation that no loan origination activities took place during the unlicensed period.			01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827576	xxxxxx	32737654	xxxxxx	01/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, P&L income calculation method only allows Depreciation, Depletion, and Amortization/casualy loss to be added back to the income. Investor granting an exception to allow the add back of officer compensation to the P&L income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors			01/30/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827581	xxxxxx	32604810	xxxxxx	01/14/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $415,000.00 is less than the note amount of xxxxxx based on the Commitment in file.	Reviewer Comment (2025-02-06): Updated title with email confirmation on update

Reviewer Comment (2025-02-05): The same document was uploaded that was previously uploaded. Please review comments from xxxxxx and 1/24: The incorrect and correct title are dated and time stamped the same. Unknown which was provided last. Provide evidence of which is the last title policy (i.e. email from title regarding updates).

Reviewer Comment (2025-01-24): The same document was uploaded that was previously uploaded. Please review comments from 1/19: The incorrect and correct title are dated and time stamped the same. Unknown which was provided last. Provide evidence of which is the last title policy (i.e. email from title regarding updates).

Reviewer Comment (2025-01-19): The incorrect and correct title are dated and time stamped the same. Unknown which was provided last. Provide evidence of which is the last title policy (i.e. email from title regarding updates).
															02/06/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827581	xxxxxx	32628361	xxxxxx	01/14/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The RCE in file is over a year old.		Reviewer Comment (2025-01-19): Updated RCE provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827646	xxxxxx	32657129	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-27): Client elects to waive. PDI received dated xxxxxx: No Damage			01/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827646	xxxxxx	32657132	xxxxxx	01/23/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-28): Received E-Sign Consent Agreement. Exception cleared.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827646	xxxxxx	32657137	xxxxxx	01/23/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-28): Received Title Final. Exception cleared.	01/28/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827646	xxxxxx	32657138	xxxxxx	01/23/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-28): Received Title Final. Exception cleared.	01/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827646	xxxxxx	32695553	xxxxxx	01/23/2025	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.	Borrower does not meet the minimum 12 months reserves for an escrow waiver. Gift funds of $145,000 were deposited into the borrower's personal account, therefore backed out as to not double count as well as gifts cannot be used for reserves. Further, ending balance in account xxxxxx is not $238,108 as reflected on the 1003 as $238,520 was transferred to the personal account xxxxxx and used for funds to close.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-27): The loan closed xxxxxx therefore the balance of $150,905.48 in account xxxxxx is not post-close but the current balance at closing. Cash to close is calculated as funds to close + EMD+POCB fees + any adjustments/gifts/1031 on the Final H xxxxxx tlement Statement. Total funds needed to close was $373,020.02. The gift funds were backed out of xxxxxx for $145,000 as they cannot be used for reserves and added only to closing funds. Remaining balance after funds were backed out is $5,905.48. Further, account xxxxxx was liquidated for funds to close with a remaining balance of $95.35 with the liquidated part used for closing funds.
																	02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649473	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-21): Client elects to waive			01/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649475	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are overdisclosed. (Final xxxxxx)			Reviewer Comment (2025-02-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-30): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4). Reviewer Comment (2025-01-27): SitusAMC received xxxxxx PCCD with correct page 4. Please provide copy of LOE provided to borrower.		02/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649476	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)			Reviewer Comment (2025-02-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-27): SitusAMC received xxxxxx PCCD with correct page 4. Please provide copy of LOE provided to borrower.		02/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649477	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final xxxxxx)			Reviewer Comment (2025-02-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-27): SitusAMC received xxxxxx PCCD with correct page 4. Please provide copy of LOE provided to borrower.		02/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649478	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	RTC expiration is xxxxxx which is the same as the disbursement date. If the disbursement date is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-01-24): Final SS provided with updated disbursement date	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649520	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose the Monthly Escrow Payment. (Final xxxxxx)	The Final Closing Disclosure did not incorrectly disclosed the Monthly Escrow Payments, Estimated Taxes, Insurance & Assessments. Additionally, the escrow account on page 4 is also incorrectly disclosed.		Reviewer Comment (2025-01-15): Sufficient Cure Provided At Closing		01/15/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649521	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final Closing Disclosure did not incorrectly disclose the Monthly Escrow Payments, Estimated Taxes, Insurance & Assessments. Additionally, the escrow account on page 4 is also incorrectly disclosed.		Reviewer Comment (2025-02-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-27): SitusAMC received xxxxxx PCCD with correct page 4. Please provide copy of LOE provided to borrower.		02/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649522	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final Closing Disclosure did not incorrectly disclosed the Monthly Escrow Payments, Estimated Taxes, Insurance & Assessments. Additionally, the escrow account on page 4 is also incorrectly disclosed.	Reviewer Comment (2025-02-07): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2025-02-04): SitusAMC received Corrected CD and LOE to borrower.  However, property taxes and homeowner's insurance were not disclosed in Estimated Taxes, Insurance & Assessments section Page 1.  Though a HELOC 2nd mortgage, the property still has taxes and insurance costs associated and would be disclosed as non-escrowed costs.  Corrected CD & LOE to borrower.

Reviewer Comment (2025-01-30): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).

Reviewer Comment (2025-01-27): SitusAMC received xxxxxx PCCD with correct page 4.  Please provide copy of LOE provided to borrower.
																02/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649523	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial Closing Disclosure was not issued to the borrower at least 3 business days prior to closing.		Reviewer Comment (2025-01-27): SitusAMC received initial CD. Reviewer Comment (2025-01-27): SitusAMC received CD dated xxxxxx and xxxxxx . As per notary date xxxxxx the CD dated xxxxxx is final CD and CD dated xxxxxx is PCCD. Initial CD is missing in file. Please provide copy of ICD to review this exception.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649524	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,629.00 exceeds tolerance of $1,379.00 plus 10% or $1,516.90. Insufficient or no cure was provided to the borrower. xxxxxx	The Ten Percent Fee Tolerance exceeded due to increase in Credit Report Fee.		Reviewer Comment (2025-01-27): SitusAMC received initial CD. Reviewer Comment (2025-01-27): SitusAMC received corrected PCCD reconciled with final SS but missing LOE to borrower to accompanied CD. Please provide LOE to cure this exception.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649525	xxxxxx	01/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $123.59 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $100.00 on the initial Loan Estimate to $123.59 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-01-27): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.		01/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827657	xxxxxx	32649559	xxxxxx	01/22/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-24): E-Consent provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827657	xxxxxx	32654410	xxxxxx	01/22/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-02-12): 2055E provided Reviewer Comment (2025-01-24): The same document was provided that was in file at time of review. The document provided is not a secondary valuation. This is a property condition inspection report which is required when an AVM is provided for the primary valuation.	02/12/2025			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827657	xxxxxx	32673671	xxxxxx	01/22/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The property is located in a PUD, however the DOT does not contain a PUD rider. Provide the corrected and executed DOT, executed PUD rider, LOE to borrower, evidence of delivery to borrower, and lender's letter of intent to re-record.		Reviewer Comment (2025-02-17): Received evidence of delivery to borrower, and lender's letter of intent to re-record. Exception cleared. Reviewer Comment (2025-02-12): Received corrected and executed DOT to included PUD rider, executed PUD rider and intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827657	xxxxxx	32673685	xxxxxx	01/22/2025	Credit	Document Error	HOA	Document Error	HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.		Provide evidence of the PUD HOA dues.		Reviewer Comment (2025-01-24): Evidence of HOA provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827657	xxxxxx	32710133	xxxxxx	01/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $123.59 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-01-27): Sufficient Cure Provided At Closing		01/27/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827663	xxxxxx	32706040	xxxxxx	01/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A verification of rent (VOR): A third-party VOR is required for any file when the borrower is currently renting. A credit supplement was added stating verified by documentation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors			01/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827691	xxxxxx	32585851	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided				Reviewer Comment (2025-01-19): Cert of Trust provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827691	xxxxxx	32586998	xxxxxx	01/13/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate has xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-01-19): Updated flood cert provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827691	xxxxxx	32587000	xxxxxx	01/13/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA has xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-01-19): Updated CDA provided	01/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827691	xxxxxx	32604941	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-29): Client elects to waive. DI receive dated xxxxxx: No Damage Reviewer Comment (2025-01-27): The PDI address reflects xxxxxx vs xxxxxx.			01/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827694	xxxxxx	32631639	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property solely to the borrower.		Reviewer Comment (2025-01-29): Received deed transferring the property solely to the borrower. Exception cleared.	01/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827702	xxxxxx	32541465	xxxxxx	01/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception for the borrower using a government address as her current residence. This address is also the current address on the credit report. The borrower has a case/Ruling against the ex-spouse. However, the comp factors are incorrect. Credit Score is not 30+ points above the minimum required. Minimum 720 for tax and insurance escrow waiver.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-15): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-10): Note to the Seller: Please do not queuing this condition. It is assigned to the investor to update the comp factors. Every time you requeue the condition, it assigned it back to the DD and the timing starts over. This condition is for the investor. They need to update their form to correct comp factors. Assigned to investor. Reviewer Comment (2025-01-09): This condition is for the investor. They need to update their form to correct comp factors. Assigned to investor.			01/15/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827702	xxxxxx	32541468	xxxxxx	01/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two PPP addendums to the Note in file executed by the borrower with different terms. Provide the correct PPP addendum, the incorrect addendum with “Cancelled” at the top, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2025-01-17): LOE to borrower and evidence of delivery provided Reviewer Comment (2025-01-10): The LOE does not serve as proof of delivery. Evidence of delivery of the LOE and updated PPP Is required.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827702	xxxxxx	32541473	xxxxxx	01/08/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-10): Prelim appraisal provided	01/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827702	xxxxxx	32541514	xxxxxx	01/08/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		An agent LOE was provided stating they do not add replacement cost, full replacement cost or 100% replacement cost to the policies. Further, the agent does not confirm that the property is insured at 100% estimated replacement cost. This does not meet the FL overlay requirements. This will need to be added or an investor exception will be required.		Reviewer Comment (2025-02-05): Received Endorsement notice along with mortgagee clause. Exception cleared. Reviewer Comment (2025-02-04): The HOI provided with replacement cost verbiage no longer reflects the correct mortgagee + ISAOA. Reviewer Comment (2025-01-10): Lender would like to waive Reviewer Comment (2025-01-10): Please reach out to the investor to ask for any waivers. Also, assigned to investor to review.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827702	xxxxxx	32549074	xxxxxx	01/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects HOI is escrowed, however the escrows collected are for the Flood Insurance. Provide the final stamped settlement statement correcting this.		Reviewer Comment (2025-01-15): Updated PC-CD and final signed stamped settlement statement	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827702	xxxxxx	32573514	xxxxxx	01/08/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Page 1 of the appraisal reflects vacant, however the 1007 reflects the subject is currently rented.		Reviewer Comment (2025-01-13): Updated appraisal and comments and updated 1007 provided. Property is vacant.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827702	xxxxxx	32573614	xxxxxx	01/08/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Page 1 of the appraisal reflects Vacant, however per the 1007, the property is leased. Provide the corrected appraisal.		Reviewer Comment (2025-01-13): Updated appraisal and comments and updated 1007 provided. Property is vacant.	01/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827740	xxxxxx	32491687	xxxxxx	01/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR reflects Tenant has rented since "Over 12 months". Further, per the VOR, the monthly rental amount is $2,350, however, the checks in file are for $1,575. Per borrower LOE, borrower is paying $1,575 and $775 is paid by the borrower's roommate. The lease and increase notice in file only reflect xxxxxx. Provide the updated VOR with the exact date borrower started renting the property as well as the additional checks for the remaining rent to verify paid on time.		Reviewer Comment (2025-01-10): Received VOR and UW cert to clear the exception. Exception Cleared.	01/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827740	xxxxxx	32492262	xxxxxx	01/02/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-09): Received final Title. Exception cleared.	01/09/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827740	xxxxxx	32492265	xxxxxx	01/02/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-09): Received final Title. Exception cleared.	01/09/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827740	xxxxxx	32492282	xxxxxx	01/02/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-02): Client elects to waive			01/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827740	xxxxxx	32492358	xxxxxx	01/02/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Also, the Appraisal delivery notice in file reflects an appraisal was sent to borrower on xxxxxx . The only appraisal in file has a completion date of xxxxxx . Provide both corresponding appraisals.		Reviewer Comment (2025-01-16): Additional prelim appraisal provided Reviewer Comment (2025-01-15): Received prelim appraisal dated xxxxxx . If the report date on the initial CDA of xxxxxx under appraisal reviewed was an error, an attestation from the CDA reviewer will need to be provided regarding this. Reviewer Comment (2025-01-09): Updating the CDA to the most recent appraisal does not clear this condition. All prelim appraisals prior to updates must be provided.	01/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827740	xxxxxx	32518947	xxxxxx	01/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,328.13 exceeds tolerance of $2,531.00. Insufficient or no cure was provided to the borrower. (7200)	File does not contain a valid COC for the discount fee. The COC in file only reflected Exception Hit Added, however there are no exceptions to policy violations noted on the file nor is there a lender's or investor exception in file.	Reviewer Comment (2025-01-28): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-01-23): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $6,328.13 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)

Reviewer Comment (2025-01-07): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the discount fee increased.  In order to determine if the changed circumstance is valid detailed information is necessary about the exception hit and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																01/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827740	xxxxxx	32731330	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-29): Client elects to waive. PDI received dated xxxxxx: No Damage			01/29/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827756	xxxxxx	32843607	xxxxxx	02/19/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Please provide proof of MLS listing cancelled prior to application date. As appraisal report reflecting subject property was offered for sale on xxxxxx and it is still an active listing. Per guidelines, the subject property may not have been listed For Sale in the last 6 months prior to the application date. If listed for sale, must use lesser of lowest list price or appraised value.		Reviewer Comment (2025-03-03): Updated appraisal provided correcting last list date of xxxxxx which property was purchased on xxxxxx .	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827758	xxxxxx	32630636	xxxxxx	01/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-01-24): Received Credit Report dated xxxxxx . Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827758	xxxxxx	32631481	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2025-01-22): Received Flood Certificate. Exception cleared.	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827758	xxxxxx	32631751	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $144.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	As per Final CD Lender Cure of -$579.50 includes $44.00 credit for the increase of Credit Report Fees. Additional cure of $44 was provided to the borrower.		Reviewer Comment (2025-01-13): Sufficient Cure Provided At Closing		01/13/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827758	xxxxxx	32645355	xxxxxx	01/16/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003. Per the 1003, borrower has lived at current residence for 3.3 years, however per the VOR, the borrower started renting on xxxxxx . Provide the correct 2 year housing history.		Reviewer Comment (2025-02-06): Updated and initialed VOR provided with updated start date Reviewer Comment (2025-01-23): Lease and email provided, however VOR will need to be updated as currently it does not verify 12 months of current housing history. Verified xxxxxx to signing date of xxxxxx . Post close months are not considered.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827758	xxxxxx	32645474	xxxxxx	01/16/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Different mortgagee reflected		Reviewer Comment (2025-02-06): Updated HOI to reflect amended dec effective prior to closing Reviewer Comment (2025-02-05): Per the HOI, the amended declaration has an effective date of xxxxxx which is post-close.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827774	xxxxxx	32665677	xxxxxx	01/24/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-29): FTP provided	01/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827774	xxxxxx	32665679	xxxxxx	01/24/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $282,438.00 is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-01-29): FTP provided	01/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827774	xxxxxx	32671768	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on borrower, xxxxxx.		Reviewer Comment (2025-01-30): Received updated Fraud report. Fraud and OFAC ran on the borrower. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827791	xxxxxx	32594973	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2025-01-29): Received ACH document. Exception cleared.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827791	xxxxxx	32627927	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signor's, xxxxxx and xxxxxx, were not included in the report.		Reviewer Comment (2025-01-21): Received Fraud and OFAC search on seller authorized signor's, xxxxxx and xxxxxx. Exception cleared.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827791	xxxxxx	32627980	xxxxxx	01/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		County on Appraisal reflects xxxxxx and County on DOT reflects xxxxxx.		Reviewer Comment (2025-01-29): Updated appraisal provided	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827821	xxxxxx	32535712	xxxxxx	01/07/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-01-14): Received OFAC searches for all transaction participants. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827821	xxxxxx	32535724	xxxxxx	01/07/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization & Contact Information Sheet.		Reviewer Comment (2025-01-13): Contact info sheet provided Reviewer Comment (2025-01-13): Received Credit and Background Authorization. Pending receipt of Contact Information Sheet. Exception remains.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827821	xxxxxx	32535837	xxxxxx	01/07/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 82.75862% exceeds Guideline loan to value percentage of 75.00000%.	Reviewer Comment (2025-02-05): Per investor comments, allowing the use of the Sales Comparison Approach vs. As-Is for multi-family property.

Reviewer Comment (2025-01-27): Lender would like to waive. Assigned to investor.

Reviewer Comment (2025-01-27): DD is not misinterpreting the guidelines. The guidelines do not state any other value outside of the as-is value can be used for multi-family or mixed use properties. Investor will need to consider waiving with verified compensation factors.

Reviewer Comment (2025-01-27): xxxxxx. Loan was not reviewed to Verus guidelines. xxxxxx guidelines do not specify what can be used on commercial properties. Default is to As-Is value. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-24): Loan was not reviewed to Verus guidelines. xxxxxx guidelines do not specify what can be used on commercial properties. Default is to As-Is value. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-01-13): The loan term sheet does not clear this condition. The only appraisal we have in file with a completion date of xxxxxx has an as-is value of xxxxxx
															02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827821	xxxxxx	32570553	xxxxxx	01/07/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects ISAO vs ISAOA.		Reviewer Comment (2025-01-27): Updated HOI provided	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827823	xxxxxx	32452352	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-30): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827823	xxxxxx	32476517	xxxxxx	12/24/2024	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines	As per the guidelines, there should be no more than 1 late mortgage payment in the most recent 12 months. As per the Credit report and gap report, the HELOC - xxxxxx is more than 1 time late in the most recent 12 months. Appears to have been a matured HELOC that came due xxxxxx. There is 1 - 60 day late, 2- 90+ days late in the last 2 months. Loan is ineligible xxxxxx .	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-04): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-03): Investor to advise if they are accepting 0x30x12. Assigned to investor. Credit report reflects 1x60, 2 x 90 in the last 2 months, 1 credit supplement reflects 0x30 not verified, 1 credit supplement says 0x30 verified with an individual, and pay history reflects payment due xxxxxx made on xxxxxx and xxxxxx 24. The LOE from the original lien holder states the borrower was reached out to with plenty of time to refi with them prior to the loan maturing.

Reviewer Comment (2025-01-22): The credit supplement states the lates reflected are not verified. Therefore it is not acceptable. Per previous comments,  if the borrower was never late, then something from the mortgage company will need to be provided stating the actual lates for the borrower as well as evidence submission of updating the credit report from the mortgage company will need to be submitted.

Reviewer Comment (2025-01-10): The pay history does not clear this condition. The credit report reflects different. If the borrower was never late, then something from the mortgage company will need to be provided as well as evidence submission of updating the credit report from the mortgage company will need to be submitted.

Reviewer Comment (2025-01-02): The loan was reviewed to the lender's 3.2024 guidelines. The guidelines do not allow any 60 or 90 day lates. The borrower is not 0x60x12. The borrower is 1x60x12, 2x90x12 in the last 2 months.
																	02/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	827825	xxxxxx	32664187	xxxxxx	01/23/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-27): Received corresponding appraisal. Exception cleared.	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827825	xxxxxx	32664348	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. Settlement Agent is missing. Unable to identify the settlement agent name from the Closing Disclosure provided and signature is not legible on other documents.		Reviewer Comment (2025-01-29): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827825	xxxxxx	32695740	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided	A concurrent loan was submitted for this same borrower for purchase of xxxxxx. This property was not added to the DTI. Provide the updated 1003, 1008 and evidence of PITIA for this property. Subject to DTI recalculation.	Reviewer Comment (2025-02-12): Appraisal provided with HOA dues.

Reviewer Comment (2025-02-12): Received corrected 1003 and 1008 adding the property to DTI. Pending receipt of HOA Statement. Exception remains.

Reviewer Comment (2025-02-10): The investor advised on this on xxxxxx  The borrower is the LLC on both loans and the a personal guaranty is being provided on both.

Reviewer Comment (2025-01-31): Received CD reflects the property has HOA dues. Therefore provide the HOA document. Also, the property needs to be included in DTI. Therefore provide updated 1003 and 1008 for this property. Subject to DTI recalculation. Exception remains.

Reviewer Comment (2025-01-30): The property is owned by this LLC and is closing concurrent with this loan. The property is to be included in the DTI.

Reviewer Comment (2025-01-29): Received only Fraud report and Guarantor Agreement. Please provide the document as requested on the original condition. Exception remains.
															02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827825	xxxxxx	32695941	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		All pages of the GA were not provided.		Reviewer Comment (2025-02-03): Received Guarantor agreement. Exception cleared. Reviewer Comment (2025-01-29): Received Guarantor Agreement loan amount does not match with the Note. Provide corrected Guarantor Agreement. Exception remains.	02/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827825	xxxxxx	32698010	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Loan closed in an Entity in a Community Property State. Provide the Spousal Consent.		Reviewer Comment (2025-01-31): Received Spousal Consent Form. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827829	xxxxxx	32654779	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-01-29): Received Guarantor Agreement. Exception cleared.	01/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827829	xxxxxx	32654885	xxxxxx	01/23/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal we have in file has a completion date of xxxxxx . However, we have delivery confirmation on xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-27): Received corresponding appraisal. Exception cleared.	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827829	xxxxxx	32654891	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. Settlement Agent is missing. Unable to identify the settlement agent name from the Closing Disclosure provided and signature is not legible on other documents.		Reviewer Comment (2025-01-29): Received updated fraud report. Fraud and OFAC search ran on settlement agent. Exception cleared.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827829	xxxxxx	32695729	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	A concurrent loan was submitted for this same borrower for purchase of xxxxxx. This property was not added to the DTI. Provide the updated 1003, 1008 and evidence of PITIA for this property. Subject to DTI recalculation.	Reviewer Comment (2025-02-12): Appraisal was provided verifying HOA dues.

Reviewer Comment (2025-02-12): Received corrected 1003 and 1008 adding the property to DTI. Pending receipt of HOA Statement. Exception remains.

Reviewer Comment (2025-02-10): The investor advised on this on xxxxxx  The borrower is the LLC on both loans and the a personal guaranty is being provided on both.

Reviewer Comment (2025-02-03): Received CD reflects the property has HOA dues. Therefore provide the HOA document. Also, the property needs to be included in DTI. Therefore provide updated 1003 and 1008 for this property. Subject to DTI recalculation. Exception remains.

Reviewer Comment (2025-01-30): The property is owned by this LLC and is closing concurrent with this loan. The property is to be included in the DTI.
															02/12/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827829	xxxxxx	32698007	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Loan closed in an Entity in a Community Property State. Provide the Spousal Consent.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors			01/29/2025	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827834	xxxxxx	32585535	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $438,062.71 is over disclosed by $37.50 compared to the calculated Amount Financed of $438,025.21 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $807,578.19; calculated amount financed is $807,615.69. Variance is -$37.50.		Reviewer Comment (2025-02-24): SitusAMC received PCCD, LOE, Copy of refund check, reopening of RTC and proof of delivery. Reviewer Comment (2025-02-04): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		02/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827834	xxxxxx	32585536	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $807,578.19 is under disclosed by $37.50 compared to the calculated Finance Charge of $807,615.69 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $07,578.19; calculated finance charge is $807,615.69. Variance is -$37.50.		Reviewer Comment (2025-02-24): SitusAMC received PCCD, LOE, Copy of refund check, reopening of RTC and proof of delivery. Reviewer Comment (2025-02-04): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		02/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827834	xxxxxx	32585593	xxxxxx	01/13/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-02-04): Received CDA. Exception cleared.	02/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	827834	xxxxxx	32614631	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property solely to the borrower.		Reviewer Comment (2025-02-06): Received deed transferring the property solely to the borrower. Exception cleared.	02/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	827834	xxxxxx	32614684	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $465.00 exceeds tolerance of $345.00 plus 10% or $379.50. Insufficient or no cure was provided to the borrower. xxxxxx	The COC reflects recording fee increased due to release of lien being recorded, however at time of application it was know there was a mortgage lien on title that would need to be paid off and released.	Reviewer Comment (2025-02-13): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-02-10): SitusAMC received rebuttal comment recording fee increased due to record a deed. However, vesting mismatch between initial 1003 and Title commitment, both are available in the loan file at the time of initial review need to disclose all the applicable fees. But fee was increased on xxxxxx CD. provide documentation of timeline for review and to provide information supporting lender’s knowledge of when they became aware of the fee or Cure is due to borrower.

Reviewer Comment (2025-02-05): SitusAMC provided COC in the loan file does not give sufficient information on what impacts and why the Recording fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																02/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827927	xxxxxx	32862410	xxxxxx	02/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-24): Received Credit Report - Gap. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827927	xxxxxx	32862524	xxxxxx	02/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,923.03 exceeds tolerance of $3,911.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-02-27): SitusAMC received a valid COC. Reviewer Comment (2025-02-26): SitusAMC Received COC dated xxxxxx showing rate lock; however, file contains E-Consent agreement dated xxxxxx which is after COC date. Provide earliest E-Consent dated prior to COC date.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828021	xxxxxx	32754640	xxxxxx	02/05/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The file is missing Background and Credit Card Authorization document & Borrower Contact Information Sheet.		Reviewer Comment (2025-02-06): Documents provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828021	xxxxxx	32754674	xxxxxx	02/05/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-02-06): OFAC received for all the participants to the transaction (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). Exception Cleared.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828021	xxxxxx	32754681	xxxxxx	02/05/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-25): FTP provided	02/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828021	xxxxxx	32769098	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Trade not provided		Reviewer Comment (2025-02-06): Wire ticket provided	02/06/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828021	xxxxxx	32779464	xxxxxx	02/05/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide the lease agreements for xxxxxx. Lower of to be utilized.		Reviewer Comment (2025-02-06): Lease agreement received for xxxxxx. Exception Cleared.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828021	xxxxxx	32779799	xxxxxx	02/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket lien on title.		Reviewer Comment (2025-02-25): Clear FTP provided	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828029	xxxxxx	32794812	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Tenant occupied as per Appraisal		Reviewer Comment (2025-02-14): Received executed copies of Lease agreement. Exception Cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828029	xxxxxx	32812836	xxxxxx	02/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide proof that borrower's primary residence is owned free & clear.		Reviewer Comment (2025-03-11): Received corrected 1003. Exception cleared. Reviewer Comment (2025-03-10): As per property history report xxxxxx does not belong to borrower. Provide corrected 1003 as current address reflects that borrower own the property. Exception remains. Reviewer Comment (2025-02-17): Received lease agreement is for the subject property. However, the document requested is for the proof that borrower's primary residence is owned free & clear. Exception remains.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828033	xxxxxx	32617672	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,994.65 exceeds tolerance of $-6,526.00. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,994.65 exceeds tolerance of $-7,956.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-01-23): SitusAMC received CD dated xxxxxx along with the COC.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828033	xxxxxx	32617673	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $363.50 exceeds tolerance of $200.00 plus 10% or $220.00. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $363.50 exceeds tolerance of $200.00 plus 10% or $220.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-04): SitusAMC received valid COC document.

Reviewer Comment (2025-01-29): SitusAMC received corrected COC dated xxxxxx for increase in recording fee however, the recording fee was increased on CD dated xxxxxx . The COC dated after CD. Please provide correct COC for CD dated xxxxxx .

Reviewer Comment (2025-01-23): SitusAMC received COC dated xxxxxx which is already in loan file. However, the COC does not have reason why the recoding fee was increased. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.
															02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828033	xxxxxx	32617674	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $9,238.94 exceeds tolerance of $8,102.00. Insufficient or no cure was provided to the borrower. (73109)	The Mortgage Broker Fee increased from $8,102.00 on the initial Loan Estimate to $9,238.94 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-01-21): SitusAMC received valid COC dated xxxxxx .	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828033	xxxxxx	32617675	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee was not disclosed on Initial Loan Estimate and was later disclosed on the final Closing Disclosure as $225.00 without a valid change of circumstance.		Reviewer Comment (2025-01-21): SitusAMC received valid COC dated xxxxxx .	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828034	xxxxxx	32783074	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-06): Client elects to waive. DI received dated xxxxxx : No Damage			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828034	xxxxxx	32783094	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee was not disclosed on Initial Loan Estimate and was later disclosed on the initial Closing Disclosure as $150.00 without a valid change of circumstance.		Reviewer Comment (2025-02-12): SitusAMC received a valid COC.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828040	xxxxxx	32519696	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-16): Received Articles of Organization/Formation. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32519697	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-01-13): Received Certificate of Good Standing for borrowing entity. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32519698	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-01-13): Received EIN for borrowing entity. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32519704	xxxxxx	01/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects subject property as Tenant Occupied. Provide Lease Agreement.		Reviewer Comment (2025-01-13): Received lease agreement. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32519711	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-01-13): Received Operating Agreement. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32519712	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).	Reviewer Comment (2025-01-29): Received email verifying the settlement agent name. Exception cleared.

Reviewer Comment (2025-01-28): Received PDF cover sheet. Please reupload email confirmation. Exception remains.

Reviewer Comment (2025-01-27): Please provide the email confirmation for settlement agent, the document is not uploaded in clarity. Exception remains.

Reviewer Comment (2025-01-23): Received same OFAC searches. However, the document requested was for the name of the settlement agent who has signed the HUD-1, since unable to determine from the sign. Exception remains.

Reviewer Comment (2025-01-16): Received OFAC search for borrower, Brokers, xxxxxx; Brokers, Loan Officers, xxxxxx; Appraisers, xxxxxx; Provide Fraud and OFAC Settlement Agents, (provide the document who signed the final HUD-1, unable to determine from the sign). Exception remains.

Reviewer Comment (2025-01-13): Received OFAC search for borrower. Provide OFAC search for Brokers, xxxxxx; Brokers, Loan Officers, xxxxxx; Appraisers, xxxxxx; Settlement Agents, (provide the document who signed the final HUD-1, unable to determine from the sign). Exception remains.
															01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32541500	xxxxxx	01/07/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit & Background Authorization		Reviewer Comment (2025-01-16): Received Credit & Background Authorization. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32570616	xxxxxx	01/07/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx			Reviewer Comment (2025-01-24): Release of liens provided for $xxxxxx and $xxxxxx. $xxxxxx lien is < $10K and does not affect title. Per guidelines, can be ignored due t+O94o this. Reviewer Comment (2025-01-22): The background report reflects these judgments and liens and do not reflect $0. Reviewer Comment (2025-01-16): The only document uploaded is the background report again which does not clear this condition. Evidence these judgments have been satisfied is required.	01/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828040	xxxxxx	32570648	xxxxxx	01/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent.		Reviewer Comment (2025-01-16): Received Wire Ticket to Settlement Agent. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828130	xxxxxx	32707731	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are overdisclosed. (Final xxxxxx)	Page 4 incorrectly reflects loan file will have escrows.		Reviewer Comment (2025-02-06): SitusAMC received PCCD and LOE. Reviewer Comment (2025-02-04): SitusAMC received Corrected CD. Missing copy of LOE to borrower that accompanied the PCCD to finalize cure.		02/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828130	xxxxxx	32707732	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Page 4 incorrectly reflects loan file will have escrows.		Reviewer Comment (2025-02-06): SitusAMC received PCCD and LOE.		02/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828130	xxxxxx	32707773	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose the Monthly Escrow Payment. (Final xxxxxx)	Monthly payment is not escrowed as per Final CD dated xxxxxx .		Reviewer Comment (2025-01-24): Sufficient Cure Provided At Closing		01/24/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828130	xxxxxx	32707774	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 incorrectly reflects loan file will have escrows.		Reviewer Comment (2025-02-06): SitusAMC received PCCD and LOE.		02/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828130	xxxxxx	32707775	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 incorrectly reflects loan file will have escrows.		Reviewer Comment (2025-02-06): SitusAMC received PCCD and LOE.		02/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828130	xxxxxx	32707827	xxxxxx	01/29/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-03): Received E-Sign Consent Agreement. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828130	xxxxxx	32712889	xxxxxx	01/29/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $1,923,919.79 is greater than Guideline total cash-out of $1,000,000.00.			Reviewer Comment (2025-02-07): Client requested re-review to xxxxxx from xxxxxx Plus. xxxxxx allowed unlimited cash back.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828171	xxxxxx	32690124	xxxxxx	01/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-31): Received the corresponding appraisal dated xxxxxx . Exception cleared.	01/31/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828171	xxxxxx	32690149	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-05): Updated report provided	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828171	xxxxxx	32695034	xxxxxx	01/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $478,702.24 is greater than Guideline total cash-out of $300,000.00.	Foreign National max is $300,000 when LTV is > 50%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Reviewer Comment (2025-02-05): Client elects to waive with verified compensation factors			02/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828171	xxxxxx	32715267	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		The affidavit does not have a select for item #4.		Reviewer Comment (2025-02-19): Received Citizenship Affidavit. Exception cleared. Reviewer Comment (2025-02-12): Received Citizenship Affidavit however the "Affiant" name is missing on the document. Exception remains. Reviewer Comment (2025-02-06): Received Citizenship Affidavit appears to be an altered document. Sec 4 appears lender updated the details, since the document is manually updated and X mark is computer generated. Provide updated Citizenship Affidavit. Exception remains.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828177	xxxxxx	32693767	xxxxxx	01/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		RCE and HOI: City reflects xxxxxx vs xxxxxx		Reviewer Comment (2025-02-03): Received updated HOI policy reflecting correct property address. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828177	xxxxxx	32714996	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the fraud report, the primary residence is not listed as an owned property by the borrower.		Reviewer Comment (2025-01-31): Received corrected 1003. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32696763	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-29): Approval provided	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32696769	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-30): Received Business Purpose Certificate. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32696783	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		The 1007 reflects xxxxxx.		Reviewer Comment (2025-01-30): Received 1007 reflecting correct property address. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32696920	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception- Mortgage for subject borrower's primary residence does not appear on the credit report. VOM and DOT were provided. Cannot obtain mortgage statement or mortgage Note and cannot obtain 6 months pay history for primary housing history, requesting Exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32716295	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Reviewer Comment (2025-02-10): Per client accepting the 2 page Written Organizational Action and Initial Operating Agreement of the members of the Entity as the full xxxxxx ownership.

Reviewer Comment (2025-02-07): Received Written Organizational action and Initial Operating Agreement of the Members can be considered as Corporate Resolution. Kindly provide Operating Agreement or Borrowing Certificate. Exception remains.

Reviewer Comment (2025-01-29): Document provided is not a complete OA but Unanimous Consent for the company. If the complete OA cannot be provided, the borrowing cert must be provided per guidelines.
															02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32716310	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.1, xxxxxx CU 3.5. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-02-06): CDA provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32716438	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Note as an individual vs. Guarantor of the Entity as well as signed the Guarantor Agreement, however has 0% ownership in the Borrowing Entity. xxxxxx did not executed the DOT either nor is reflected as having individual vested interest. Investor to advise if they are requiring any updates to the signatures.		Reviewer Comment (2025-02-07): Per investor, no corrective action is needed and accepting DOT as-is.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828179	xxxxxx	32716686	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Borrowing Entity is owned 100% by a Trust. The Trustee is xxxxxx who is not a party to the transaction. Upon his death, the Guarantor xxxxxx because the successor Trustee. Provide the death cert.		Reviewer Comment (2025-02-07): Cert of trust reflects the trustee died on xxxxxx . Acceptable as completed and signed by an attorney.	02/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828186	xxxxxx	32657341	xxxxxx	01/23/2025	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	The verification of employment was not obtained within 10 days prior to the Note date.		Reviewer Comment (2025-01-24): Preclose work number provided dated within 10 days of closing	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828186	xxxxxx	32657418	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx		Reviewer Comment (2025-01-29): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-27): SitusAMC received corrected PCCD but missing LOE to borrower to accompanied CD. Please provide LOE to cure this exception.		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828186	xxxxxx	32657419	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx		Reviewer Comment (2025-01-27): SitusAMC received xxxxxx Initial CD, 3 business days prior to the consummation.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828186	xxxxxx	32657513	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rental 1007 Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	Zero Percent Fee Tolerance exceeded for Rental 1007 Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-02-06): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-01-29): SitusAMC received Post CD and LOX. However, we would also require copy of refund check along with proof of mailing in order to cure the exception.		02/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828186	xxxxxx	32659194	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-23): Client elects to waive			01/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828186	xxxxxx	32694924	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Other not provided		Page 2 was not provided for the Addendum to the Note (xxxxxx).		Reviewer Comment (2025-01-24): Complete rider provided	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828195	xxxxxx	32841886	xxxxxx	02/19/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $460,000.00 is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-02-24): Version 8 provided with updated amount Reviewer Comment (2025-02-21): The title provided has an issue date of 4. Issue date 7 in file was provide and has an insufficient amount. The title needs to be re-updated or provide the final title.	02/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828195	xxxxxx	32842045	xxxxxx	02/19/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage statement for 1st mortgage in file does not reflect the borrower, however statements do not always reflect all borrowers. Provide the Note or equivalent documentation to support the borrower is not obligated to the Note.		Reviewer Comment (2025-02-26): HELOC agreement provided which matches the statement and payoff which reflects only non-borrower is obligated. Original lien agreement does not need to be signed. Reviewer Comment (2025-02-24): Received HELOC agreement for 1st mortgage is not executed. Provide executed HELOC agreement. Exception remains.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828195	xxxxxx	32849288	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Investment property and missing the Business Purpose Certificate.		Reviewer Comment (2025-03-10): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-02-27): Received Affiliated Business Arrangements. However exception is raised for Business Purpose Certificate. Exception remains. Reviewer Comment (2025-02-26): The xxxxxx does not clear this condition. Please review the original condition. Investment property and missing the Business Purpose Certificate. This is a guideline requirement.	03/10/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828195	xxxxxx	32861573	xxxxxx	02/19/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.	Investor exception request - Rural properties are ineligible per program guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-17): Client elects to waive with verified compensation factors			02/17/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828195	xxxxxx	32861577	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Missing Quit Claim Deed from vesting only our borrower		Reviewer Comment (2025-02-21): Deed provided	02/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828195	xxxxxx	32861593	xxxxxx	02/19/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR provided by a private landlord. Provide 6 months cancelled checks/bank statements.		Reviewer Comment (2025-02-24): Received 6 months bank statement for rent payment. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828223	xxxxxx	32771480	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-05): Client elects to waive. 442 provided dated xxxxxx: No Damage			02/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828223	xxxxxx	32771613	xxxxxx	02/07/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The Note document reflects address as xxxxxx xxxxxx Appraisal report reflects subject property address as xxxxxx.		Reviewer Comment (2025-02-19): Email requesting updates provided Reviewer Comment (2025-02-14): If the appraisal was sent back to the appraiser for corrections, then that is updates to the original prelim appraisal. We need evidence of which was provided last (i.e. email requesting updates, etc). Reviewer Comment (2025-02-12): The correct and incorrect appraisals have the same completion date. Provide evidence of which one was provided last. When appraisers make updates to prelims, the signature and report date should also be updated.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828223	xxxxxx	32771627	xxxxxx	02/07/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The Note document reflects address as xxxxxx xxxxxx CDA report reflects subject property address as xxxxxx.		Reviewer Comment (2025-02-13): Updated CDA provided	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828278	xxxxxx	32698557	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 reflects xxxxxx Citizen, however, EAD card in file. Please provide a corrected 1003 or evidence updating to Non-Perm Resident.		Reviewer Comment (2025-02-03): Received corrected 1003 reflecting borrower non-permanent resident alien. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828278	xxxxxx	32698813	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-05): UDM within xxxxxx received. No alerts noted. Exception Cleared. Reviewer Comment (2025-02-03): Received same credit report dated xxxxxx that was already provided at the time of review. However A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Exception remains.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828278	xxxxxx	32698864	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-01-31): Tax document received. Exception Cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828318	xxxxxx	32698564	xxxxxx	01/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for the property on xxxxxx does not appear on the credit report. VOM and 12 month pay history provided. Provide a copy of the mortgage statement or copy of the original Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-31): Provided snip is considered as pay history. However, per guidelines a copy of the mortgage statement or copy of the original Note is required when the mortgage is not report on credit report. Exception remains.			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828318	xxxxxx	32698616	xxxxxx	01/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the business purpose certification.		Reviewer Comment (2025-02-06): BP cert provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828330	xxxxxx	32696530	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided	Reviewer Comment (2025-02-10): Tax rate provided. Re-calculated taxes at tax rate x purchase price.

Reviewer Comment (2025-02-06): The document provided is not acceptable. The tax information sheet is the same taxes that are on the title. Taxes for buyers are calculated off the property tax rate x the new purchase price. This is not just for new construction properties. You will need to provide the property tax rate for taxes to be calculated correctly.

Reviewer Comment (2025-02-04): This is a purchase transaction. The taxes on the title are for the current property seller and not the borrower. Provide the tax cert with tax rate to calculate the taxes based off the new purchase price.
															02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828330	xxxxxx	32716806	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The Unanimous Consent is required per OA. item #32. Guarantor is only 50% owner. The Borrowing Cert was provided but it is for a sole owned Entity vs. Multi-Owned Entity and is only signed by the Guarantor on the loan.		Reviewer Comment (2025-02-04): Transfer agreement provided for LLC transferring 100% ownership to the Guarantor. UC no longer required.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32699097	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-30): Appraisal comments received dated xxxxxx: No Damage	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32699098	xxxxxx	01/28/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-01-30): Appraisal provided	01/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32703064	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		DSCR to be calculated upon receipt. Currently there is not xxxxxx receipts in file and the approval reflects the DSCR as calculated off of $55,476 in gross rents($4,623x 80%=$3,698.40 monthly).		Reviewer Comment (2025-01-30): 1007 provided	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32703168	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: MERS Min Number was not provided		Incorrect MERS # reflected. Short a couple of numbers.		Reviewer Comment (2025-02-10): Received updated Security Instrument with the correct MERS Min Number. Exception Cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32717216	xxxxxx	01/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal is missing. Property type to be updated upon receipt.		Reviewer Comment (2025-02-05): Prelim appraisal provided Reviewer Comment (2025-01-30): Updated appraisal provided. However CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.	02/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32717236	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Security Instrument was electronically signed. Guidelines require 2 forms of identification. Passports only provided.		Reviewer Comment (2025-02-06): Additional identification docs provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32717243	xxxxxx	01/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per HOA Cert, HOA is in litigation. Investor exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-14): HOA is the Plaintiff in this matter. xxxxxx. HOA notates that xxxxxx. Reserves account balances(s) $791,920.21. Ins General Occurrences $1mm. The client elects to waive with verified compensation factors			02/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828343	xxxxxx	32897322	xxxxxx	02/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration exceeds 60% and OO < 40%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	828354	xxxxxx	32690166	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-05): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared. Reviewer Comment (2025-02-04): Received Hazard Insurance document. Provide Fraud and OFAC searches not run on settlement agent, xxxxxx. Exception remains.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828354	xxxxxx	32690227	xxxxxx	01/28/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-06): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-05): The dec page provided has an effective date of xxxxxx which is post-close and not acceptable.			02/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828357	xxxxxx	32676364	xxxxxx	01/27/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-06): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-05): The HOI provided reflects the endorsement effective date with the corrected mortgagee + ISAOA is effective as of xxxxxx which is post close and not acceptable. Reviewer Comment (2025-02-04): The dec page provided with the updated mortgagee clause became effective xxxxxx which is post close and not acceptable.			02/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828362	xxxxxx	32705996	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-30): Client elects to waive. 442 received dated xxxxxx: No Damage			01/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828365	xxxxxx	32770962	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-05): Client elects to waive. DI received dated xxxxxx: No Damage			02/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828365	xxxxxx	32771314	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-02-11): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828400	xxxxxx	32726945	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee Fee was not disclosed on the Loan Estimate or the final CD but was added on the PCCD issued on xxxxxx .		Reviewer Comment (2025-02-20): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (2025-02-20): SitusAMC received LOE to borrower, Corrected CD and copy of Refund Check. Attestation for mailing the check is provided but missing USPA Tracking ID. Please provide tracking ID to cure this exception. Reviewer Comment (2025-02-07): SitusAMC received rebuttal. However, adding fee on PCCD is not a valid circumstance. Cure will be required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		02/20/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828400	xxxxxx	32727012	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Evidence of earlier borrower receipt was not found in file.	Reviewer Comment (2025-02-20): SitusAMC received earliest e-consent.

Reviewer Comment (2025-02-07): SitusAMC received rebuttal however, the consumer went through the eConsent process on xxxxxx the consumer acknowledged the receipt of the LE on xxxxxx But the loan application date was xxxxxx In the event the consumer had not provided eConsent by xxxxxx then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828400	xxxxxx	32727048	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,689,569.35 is under disclosed by $200.00 compared to the calculated total of payments of $1,689,769.35 which exceeds the $100.00 threshold. (Final xxxxxx)	TOP was shown as $1,689,569.35 but calculated TOP is $1,689,769.35. Variance of -$200.00. The $200.00 appraisal fee was added on the PC-CD.	Reviewer Comment (2025-02-20): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2025-02-06): SitusAMC receive rebuttal that transaction was a dry funding state and fees were updated between closing and funding and no change in APR.  The APR change does not determine a TOP violation, the underdisclosure of the TOP calculation at closing determines if a violation.  SitusAMC guidance that the determination of whether the APR, Finance Charge, Amount Financed, and TOP disclosed to the consumer at consummation is accurate will be based on whether the creditor disclosed based on the best information reasonably available at the time of disclosure.  Note that the “reasonably available” standard requires that the creditor, acting in good faith, exercise due diligence in obtaining information. If there is sufficient documentation in the loan file to support that disclosures were made based on best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information and the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure), a violation would not be cited for inaccurate disclosures (APR, Finance Charge, Amount Financed, TOP).   Note that dry state closings, in and of itself, would not be sufficient reason for fees to increase and not result in an under disclosure finding.  As noted, there must be documentation in file to support that disclosures at consummation were: 1. made based on best information reasonably available;  2. that creditor acted in good faith and exercised diligence in obtaining the information; and  3. the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure)  For the subject transaction, lender provided a FINAL settlement statement from the settlement agent dated xxxxxx the same date as the Corrected CD after consummation which does not support that the disclosure was made based on the best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure, proof of mailing and if applicable reopening of rescission to all consumers, or must provide supporting documentation that confirms the lender disclosed figures were made based on best information reasonably available, that they exercised due diligence in orbatining and the inaccuracies were attributred to events occurring after disclosures were issued.
																02/20/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828400	xxxxxx	32727058	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. 442 provided dated xxxxxx: No Damage			02/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828407	xxxxxx	32573404	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud run on seller, xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-12): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-12): Received OFAC search, however fraud report does not reflect seller, xxxxxx. Therefore provide updated Fraud Report or HUD/GSA/LDP search. Exception remains.

Reviewer Comment (2025-02-05): OFAC only provided for xxxxxx, however guidelines require both the fraud and ofac runs.

Reviewer Comment (2025-01-28): Received OFAC for xxxxxx. Provide the Fraud and OFAC search on seller, xxxxxx. Exception remains.

Reviewer Comment (2025-01-15): Received fraud report dated xxxxxx . That was already available at the time of review. However the Fraud and OFAC searches not run on seller, xxxxxx. Exception remains.
																	02/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828407	xxxxxx	32573557	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-02-04): PDI received dated xxxxxx: No Damage	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828407	xxxxxx	32573568	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-01-28): Received Business Purpose Certificate. Exception cleared.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828407	xxxxxx	32573588	xxxxxx	01/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Provide the currency convertor for the account xxxxxx from either www.xe.com or the Wall Street Journal conversion table for $806,518.80 & $488,059.30.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828407	xxxxxx	32578321	xxxxxx	01/09/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note is xxxxxx vs xxxxxx		Reviewer Comment (2025-01-27): Updated flood cert provided	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828407	xxxxxx	32578605	xxxxxx	01/09/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		FL overlays: Policy must reflect 100% replacement cost or similar verbiage. The policy nor agent email reflects this.		Reviewer Comment (2025-02-10): Checklist of coverage addressed to borrower with replacement cost verbiage noted.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828407	xxxxxx	32578615	xxxxxx	01/09/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		12 months bank statements provided for primary. 12 month VOM required and a copy of the Note or Mortgage Statement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-06): Client elects to waive with verified compensation factors			02/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828407	xxxxxx	32578676	xxxxxx	01/09/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003 for xxxxxx. Dec page reflects intent to occupy.		Reviewer Comment (2025-02-12): Updated 1003 provided	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828423	xxxxxx	32666401	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report is missing. Must contain all participants.		Reviewer Comment (2025-02-04): Received updated Fraud report with all the loan participants included. Exception cleared. Reviewer Comment (2025-01-31): Received full fraud report. However, fraud and OFAC not ran on individual name of sellers, xxxxxx. Exception remains.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828423	xxxxxx	32672135	xxxxxx	01/24/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6 Policy reflects xxxxxx vs xxxxxx		Reviewer Comment (2025-01-31): Received HO6 policy reflecting correct property address. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828429	xxxxxx	32843218	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-18): Approval provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828432	xxxxxx	32588767	xxxxxx	01/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report. There is also a delivery receipt in file dated xxxxxx please provide a copy of this and all pre-close appraisals.		Reviewer Comment (2025-01-15): Prelim appraisals provided	01/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828432	xxxxxx	32589061	xxxxxx	01/13/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-01-09): Client elects to waive			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828432	xxxxxx	32589189	xxxxxx	01/13/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match.		Reviewer Comment (2025-01-31): Received corrected Insurance document. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828432	xxxxxx	32589204	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-09): Client elects to waive			01/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828432	xxxxxx	32597732	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide all documents for xxxxxx to support borrower is 100% owner.		Reviewer Comment (2025-01-15): Documentation provided to support this company is a self guided retirement account. IRA document in file supports Guarantor is 100% owner.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828432	xxxxxx	32608220	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Cert of Good Standing for the Borrowing Entity.		Reviewer Comment (2025-01-21): Received Cert of Good Standing for the Borrowing Entity. Exception cleared. Reviewer Comment (2025-01-15): The COGS provided was in file at time of review. The Business Entity name is xxxxxx. The COGS provided is for xxxxxx	01/21/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828432	xxxxxx	32608232	xxxxxx	01/13/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	Tax Returns > 120 days old must provide a YTD P&L.		Reviewer Comment (2025-01-24): Per client, accepting cash flow analysis as YTD P&L noting it contains similar information Reviewer Comment (2025-01-15): The document provided is not a P&L. A cash flow statement provides insights into liquidity and short-term viability, while a profit and loss statement provides insights into the overall financial performance.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828435	xxxxxx	32615596	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided				Reviewer Comment (2025-01-16): Received Articles of Incorporation. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32615606	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2025-01-16): Received Bylaws for the Business Entity. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32615615	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-01-16): Received Certificate of Good Standing. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32615739	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-01-16): Received the OFAC name screening for all transaction participants. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32615867	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-16): Disaster PCR received dated xxxxxx: No Damage	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32626903	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provided the deed from the current LLC vested on title to the current LLC on the loan.		Reviewer Comment (2025-01-22): Deed provided Reviewer Comment (2025-01-21): Provided the deed from the current LLC vested on title to the current LLC on the loan. The LLC vested on title is not the Borrowing Entity.	01/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32626924	xxxxxx	01/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the clear title policy. There is a blanket mortgage on the title.	Reviewer Comment (2025-01-31): The TPOL was provided.

Reviewer Comment (2025-01-29): The supplement referenced in the lender's comments on xxxxxx was not uploaded. There is PDI adobe read document which could be an indication of an upload error imaging issue. However, please note, the supplement must explicitly state the blanket policy will not appear on the final title policy for this property, otherwise the clear and final title policy will be required.

Reviewer Comment (2025-01-28): An email from the UW nor the closing statements provided clear the condition. As previously stated, the condition cannot be cleared. You must provide the clear and final title policy to clear this condition or supplement from title stating lien will not appear on title.

Reviewer Comment (2025-01-21): The condition cannot be cleared. Please review the title policy in file. There is a blanket lien on title. The blanket lien was not fully paid through close. You must provide the clear and final title policy to clear this condition or supplement from title stating lien will not appear on title.

Reviewer Comment (2025-01-16): The same title was provided that was in file at time of review. Please review the original condition. Provide the clear title policy. There is a blanket mortgage on the title.
															01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32627065	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-01-16): Employer Identification Number received. Exception cleared.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828435	xxxxxx	32630107	xxxxxx	01/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of ownership in xxxxxx of xxxxxx (currently vested on title and loan is a refinance).		Reviewer Comment (2025-01-22): Evidence of ownership provided Reviewer Comment (2025-01-21): The document provided was in file at time of review. Please review the original condition. Provide evidence of ownership in xxxxxx of xxxxxx (currently vested on title and loan is a refinance).	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828456	xxxxxx	32685415	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-02-04): SitusAMC received rebuttal comment for survey not required by lender.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828456	xxxxxx	32724091	xxxxxx	01/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per the appraisal report addendum, the original appraisal was requested to be revised twice on xxxxxx and xxxxxx . The report we have in file is dated xxxxxx . Provide all appraisal reports prior to any updates being requested along with any updated reports.		Reviewer Comment (2025-02-05): Prelim appraisal provided Reviewer Comment (2025-02-03): The addendum states revised report xxxxxx , therefore regardless if the UW requested revisions and they were rejected, the appraiser still made notes for the updates. There should be an appraisal with a completion date of xxxxxx . The only appraisal we have in file is dated xxxxxx .	02/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828456	xxxxxx	32794472	xxxxxx	02/05/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.90472% or Final Disclosure APR of 9.97600% is equal to or greater than the threshold of APOR 6.77% + 1.5%, or 8.27000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the xxxxxx appraisal was delivered to the borrower.		Reviewer Comment (2025-02-18): Delivery provided Reviewer Comment (2025-02-10): It is irrelevant what the corrections were or if the UW requests were rejected. All appraisals, prelims and updates are required to be delivered to the borrower.	02/18/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828456	xxxxxx	32794473	xxxxxx	02/05/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the xxxxxx appraisal was delivered to the borrower.		Reviewer Comment (2025-02-18): Delivery provided Reviewer Comment (2025-02-10): It is irrelevant what the corrections were or if the UW requests were rejected. All appraisals, prelims and updates are required to be delivered to the borrower.	02/18/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828456	xxxxxx	32874065	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-18): Client elects to waive			02/18/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828476	xxxxxx	32926139	xxxxxx	02/28/2025	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 9.08788% or Final Disclosure APR of 9.14000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.96000 + 1.75%, or 8.71000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2025-02-26): Client elects to waive			02/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828476	xxxxxx	32926598	xxxxxx	02/28/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2025-02-26): Client elects to waive			02/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828476	xxxxxx	32935810	xxxxxx	02/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		As per LOE the borrower is living rent free at property xxxxxx (owned by mother-in-law); however, final 1003 reflects current address as xxxxxx, which also matches driver's license. Provide the updated 1003.		Reviewer Comment (2025-03-10): Received corrected 1003. Exception cleared. Reviewer Comment (2025-03-04): Received 1003 reflects borrowing living rent free at property xxxxxx for 6 years. However driver's license that was issued on xxxxxx reflects the property address as xxxxxx. Provide corrected 1003 to reflect the correct 2 years of housing history. Exception remains.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828493	xxxxxx	32698388	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx - Settlement Agent - party to the transaction is Missing in the Fraud Report and OFAC searches.		Reviewer Comment (2025-02-07): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828494	xxxxxx	32588195	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-10): Client elects to waive			01/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828494	xxxxxx	32588326	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	3 day recission was not provided. Lender included a holiday into the rescission timing. Expiration should have been xxxxxx .		Reviewer Comment (2025-01-21): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided		01/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828494	xxxxxx	32588332	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-01-21): SitusAMC received xxxxxx Initial CD, 3 business days prior to the consummation.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828494	xxxxxx	32588333	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-01-16): SitusAMC received proof of receipt.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828494	xxxxxx	32588334	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-01-16): SitusAMC received proof of receipt.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828494	xxxxxx	32614791	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Due On Sale Clause, Holder's right to foreclose, Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-10): Client elects to waive			01/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828524	xxxxxx	32733607	xxxxxx	02/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. 442 received dated xxxxxx: No Damage			02/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828524	xxxxxx	32733714	xxxxxx	02/04/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $621,447.52 is less than Cash From Borrower $622,305.04.			Reviewer Comment (2025-02-06): POCB paid invoices provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828524	xxxxxx	32772380	xxxxxx	02/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-02-06): Tax cert provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828524	xxxxxx	32772391	xxxxxx	02/04/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds.	Initial 1003, dec page, reflects intent to occupy. Provide the lender attesation on error.		Reviewer Comment (2025-02-11): Lender attestation provided along with initial request for exception denied. Reviewer Comment (2025-02-06): The lender attestation on company letter head and signed by an authorized agent needs to be loaded to the file. Clarity comments are not acceptable.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828533	xxxxxx	32784636	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-06): Client elect to waive. 442 provided dated xxxxxx: No Damage			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828533	xxxxxx	32788004	xxxxxx	02/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Dwelling coverage of $100K is insufficient. RCE on the flood policy is $250,000.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-11): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-06): The policy with the updated coverage is dated post-close and not acceptable. The borrower needed sufficient coverage at time of closing. Reviewer Comment (2025-02-21): The LOE is not sufficient. There are RCE's for flood insurance as it is listed on the policy itself. The policy verifies the replacement cost is $250,000 and the dwelling coverage is only $100,000. The flood insurance policy is not sufficient.			03/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828536	xxxxxx	32812877	xxxxxx	02/12/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal and delivery.		Reviewer Comment (2025-02-17): The corresponding appraisal and delivery dated xxxxxx . Exception cleared.	02/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828536	xxxxxx	32813002	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized seller signor, xxxxxx, was not included in the report.		Reviewer Comment (2025-02-19): Received Transaction participants, authorized seller signor, xxxxxx. Exception cleared. Reviewer Comment (2025-02-17): Received SAM.gov and HUD.gov. Provide OFAC search or updated fraud report run on the authorized seller signor, xxxxxx. Exception remains.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828536	xxxxxx	32813073	xxxxxx	02/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-02-19): RCE provided Reviewer Comment (2025-02-17): 100% replacement cost verbiage does not meet the investor guidelines. That is for FL only. This property is in xxxxxx. Without the RCE, it is not known what the RCE is. Provide the RCE.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32705118	xxxxxx	01/29/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-02-03): Received Title Final Policy. Exception cleared.	02/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32705126	xxxxxx	01/29/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-02-03): Received Title Final Policy. Exception cleared.	02/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32705136	xxxxxx	01/29/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx Verification of Unrestricted Access Verification of Unrestricted Access	Verification of Unrestricted Access for IRA distribution Income for both borrowers are required. A letter from the financial institution managing the account, confirming that borrowers have unrestricted access to the funds without penalty is required.		Reviewer Comment (2025-02-04): Per client, if evidence is in file that borrower is over 59 1/2 it can be assumed borrower has unrestricted access and guidelines are met. No other documentation is required.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32705152	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008 does not have UW name. Provide the 1008 with UW name or Lender's Approval with conditions.		Reviewer Comment (2025-01-31): Received Approval Document. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32705189	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-29): Client elects to waive			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32705190	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2025-02-03): SitusAMC received initial CD.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32705191	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $13,940.45 may be required.	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2025-02-03): SitusAMC received LE. Reviewer Comment (2025-02-03): No loan estimate was located in the loan file. Please provide all LE's for testing.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828541	xxxxxx	32774577	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee increased with no VCC. Provided VCC does not indicate an increase or a reason for an increase in the appraisal fee. Receipt of an invoice is not a reason for a fee increase.		Reviewer Comment (2025-02-10): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		02/10/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828549	xxxxxx	32690665	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-04): Received Credit Report - Gap. Exception cleared.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828549	xxxxxx	32690690	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. settlement agent name "xxxxxx" missing.		Reviewer Comment (2025-02-05): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828549	xxxxxx	32690717	xxxxxx	01/28/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-04): E-consent provided	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828549	xxxxxx	32724878	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Initial Purchase) not provided		Purchase closing statement is in file, however, the settlement/disbursement year reflects xxxxxx instead of xxxxxx. Please provide a corrected fully executed/stamped purchase closing statement from xxxxxx with corrected year.		Reviewer Comment (2025-02-05): Corrected and executed closing statement provided	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828549	xxxxxx	32725216	xxxxxx	01/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence of free and clear. The xxxxxx verifying no HOA dues or HOI with no mortgagee is not evidence of free and clear as HOI's omit these at times accidentally.		Reviewer Comment (2025-02-06): Received Property History Report verifying property free and clear. Exception cleared. Reviewer Comment (2025-02-04): Please review the original condition. Provide evidence of free and clear. The xxxxxx verifying no HOA dues and HOI with no mortgagee is not evidence of free and clear as HOI's omit these at times accidentally.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828564	xxxxxx	32817825	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Investor Approval in file; Current EAD expires on xxxxxx and received application for renewal on xxxxxx , however the status of approval for Form I-765 Application for Employment Authorization is not received, however comp factors are incorrect. Credit score is not 30+ points above the minimum.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-14): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-14): The same documentation was provided that was already provided. The investor needs to update their comp factors are they already granted an exception for this.			02/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828564	xxxxxx	32817829	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-17): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828564	xxxxxx	32817834	xxxxxx	02/12/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 690 is less than Guideline representative FICO score of 700.	Investor exception in file referencing DSCR, however loan is a 24 month bank statement loan. Further, the borrower needs a 700 minimum FICO for 80% LTV. Therefore, the comp factor of 30+ points above the minimum is incorrect as well as the DSCR verbiage.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-14): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-14): The chain email does not clear this condition. Yes it is known the doc type is 24 months and reviewed as such, however the comments on the exception form reference DSCR and need to be updated as well as the comp factors.			02/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828564	xxxxxx	32818024	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.55314% or Final Disclosure APR of 8.54800% is equal to or greater than the threshold of APOR 6.93% + 1.5%, or 8.43000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2025-02-14): Delivery provided Reviewer Comment (2025-02-14): The high cost worksheet does not clear this condition. This pertains to the appraisal delivery not being received.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828564	xxxxxx	32818025	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-14): Delivery provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828564	xxxxxx	32818606	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2025-02-24): SitusAMC received disclosure tracking is sufficient to clear.

Reviewer Comment (2025-02-19): SitusAMC received rebuttal, however we require proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days. Please provide same to re-evaluate the exception.

Reviewer Comment (2025-02-17): The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828569	xxxxxx	32714467	xxxxxx	01/30/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects xxxxxx vs. all other documents which do not.		Reviewer Comment (2025-02-04): Received updated Hazard Insurance Binder with correct address as per Note, removing "xxxxxx". Exception Cleared.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828580	xxxxxx	32664659	xxxxxx	01/23/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal notice in file reflects an appraisal was sent to borrower on xxxxxx , however the file contains appraisal with completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-31): The original appraisal was provided.	01/31/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828580	xxxxxx	32664660	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller's, xxxxxx and xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2025-01-31): An updated fraud report was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828580	xxxxxx	32664851	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.07002% or Final Disclosure APR of 9.13700% is equal to or greater than the threshold of APOR 6.77% + 1.5%, or 8.27000%. Non-Compliant Higher Priced Mortgage Loan.	Due to verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-02-05): Delivery provided Reviewer Comment (2025-01-31): Please provide evidence of delivery of the most recent appraisal dated xxxxxx . This can be post-close as delivery of all appraisals is an HPML requirement.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828580	xxxxxx	32664852	xxxxxx	01/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-02-05): Delivery provided Reviewer Comment (2025-01-31): Please provide evidence of delivery of the most recent appraisal dated xxxxxx . This can be post-close as delivery of all appraisals is an HPML requirement.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828580	xxxxxx	32794225	xxxxxx	02/05/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-05): Client elects to waive			02/05/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828583	xxxxxx	32705328	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-31): Received Approval. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828583	xxxxxx	32705384	xxxxxx	01/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business Purpose Certificate is missing information for Closing Date, Seller Name, Loan Amount, & Property address.		Reviewer Comment (2025-02-03): A completed business purpose cert was provided.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828583	xxxxxx	32736501	xxxxxx	01/29/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: Note - Subject Lien is incomplete		Page 3 of 3, signature page, is missing from the Note.		Reviewer Comment (2025-02-06): All pages of the Note provided Reviewer Comment (2025-02-03): Page 3 of 3 of the Note was not found the same pages were provided 1 of 3, 2 of 3, and the PPP Addendum.	02/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828583	xxxxxx	32736562	xxxxxx	01/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy Address: Reflects xxxxxx vs. all other documents which do not.		Reviewer Comment (2025-02-21): Title supplement provided	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828584	xxxxxx	32589085	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.87720% or Final Disclosure APR of 9.97200% is equal to or greater than the threshold of APOR 6.77% + 1.5%, or 8.27000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-01-30): Evidence of delivery/receipt provided Reviewer Comment (2025-01-23): The same document was provided that was previously provided. Please review comments from 1.21: The LOE is not sufficient as the borrower must attest to when they received the appraisal. Reviewer Comment (2025-01-21): The LOE is not sufficient as the borrower must attest to when they received the appraisal.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828584	xxxxxx	32589086	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-30): Evidence of delivery/receipt provided Reviewer Comment (2025-01-23): The same document was provided that was previously provided. Please review comments from 1.21: The LOE is not sufficient as the borrower must attest to when they received the appraisal. Reviewer Comment (2025-01-21): The LOE is not sufficient as the borrower must attest to when they received the appraisal.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828584	xxxxxx	32589134	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx and xxxxxx, is missing. Note: The provided OFAC searches do not reflect the complete name of the seller.		Reviewer Comment (2025-01-31): Received updated Fraud report. Fraud and OFAC search ran on the seller. Exception cleared. Reviewer Comment (2025-01-24): Received OFAC search and fraud report. However Fraud and OFAC is not run on Trustee of the selling entity, xxxxxx and xxxxxx. Exception remains. Reviewer Comment (2025-01-22): Received updated Fraud report. However Fraud and OFAC is not run on Trustee of the selling entity, xxxxxx and xxxxxx. Exception remains.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828609	xxxxxx	32711842	xxxxxx	01/30/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-01-31): Evidence the red flags were addressed was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828610	xxxxxx	32683389	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-01-31): Received Guarantor Agreement. Exception cleared.	01/31/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828610	xxxxxx	32683390	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-30): Received Approval. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828616	xxxxxx	32627642	xxxxxx	01/16/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification			Reviewer Comment (2025-02-20): Received taxes and Insurance. Exception cleared. Reviewer Comment (2025-02-12): Received xxxxxx search is not acceptable to verify the taxes and insurance. Also, received mortgage statement is for the mortgage lien that has been paid in full. Provide taxes and Insurance document to verify the current amount. Exception remains.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32627647	xxxxxx	01/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-01-27): Received Undisclosed Debt Monitoring. Exception cleared.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32627671	xxxxxx	01/16/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.61220% exceeds Guideline total debt ratio of 50.00000%.	Lender utilized the borrower with the monthly qualifying income of $23,271.89. However, audit income resulted in income of $18,138.93. Lender considered the gift funds that is deposited to the account xxxxxx for income calculation.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-07): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-05): Please have the Seller review the income worksheet they provided. They are using the ending account balance of $1,352,737.99 which includes the $399,337.65 in gift funds that were deposited on xxxxxx 24. These gift funds can only be used for closing funds. So even if they were used to payoff the mortgage liens, then they would be backed out and added to closing funds only as they cannot be used for income or reserves per guidelines. Even if you did a manual calculation of the funds in the account as if the gift of $399,337.65 were never received, between the initial start balance/deposits/withdrawals as of the xxxxxx to the most recent statement of xxxxxx , the qualifying balance for income  should be the same of $953,400.34

Reviewer Comment (2025-01-27): No additional information received. The bank statement provided was already accounted for in the income.

Reviewer Comment (2025-01-21): The LOE does not clear the condition and validates the condition cited. xxxxxx ending balance of $1,352,737.99 includes $399,337.65 deposited gift funds. Per guidelines, gift funds cannot be used for income calculations. These were backed out at time of audit and the income was calculated off the ending balance for this account xxxxxx of $953,400.34 and account xxxxxx $1,284,827.75 ($1,835,468.22 x 70%).
																	02/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32627689	xxxxxx	01/16/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal notice in file reflects an appraisal was sent to borrower on xxxxxx , however the file contains appraisal with completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-05): Prelim appraisal provided	02/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32627696	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender utilized the borrower with the monthly qualifying income of $23,271.89. However, audit income resulted in income of $18,138.93. Lender considered the gift funds that is deposited to the account xxxxxx for income calculation.	Reviewer Comment (2025-02-07): Loan has been designated as Non-QM so this exception is no longer valid’

Reviewer Comment (2025-01-27): No additional information received. The bank statement provided was already accounted for in the income.

Reviewer Comment (2025-01-21): The LOE does not clear the condition and validates the condition cited. xxxxxx ending balance of $1,352,737.99 includes $399,337.65 deposited gift funds. Per guidelines, gift funds cannot be used for income calculations. These were backed out at time of audit and the income was calculated off the ending balance for this account xxxxxx of $953,400.34 and account xxxxxx $1,284,827.75 ($1,835,468.22 x 70%).
															02/07/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828616	xxxxxx	32627697	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender utilized the borrower with the monthly qualifying income of $23,271.89. However, audit income resulted in income of $18,138.93. Lender considered the gift funds that is deposited to the account xxxxxx for income calculation.	Reviewer Comment (2025-02-07): Loan has been designated as Non-QM so this exception is no longer valid’

Reviewer Comment (2025-02-05): Please have the Seller review the income worksheet they provided. They are using the ending account balance of $1,352,737.99 which includes the $399,337.65 in gift funds that were deposited on xxxxxx 24. These gift funds can only be used for closing funds. So even if they were used to payoff the mortgage liens, then they would be backed out and added to closing funds only as they cannot be used for income or reserves per guidelines. Even if you did a manual calculation of the funds in the account as if the gift of $399,337.65 were never received, between the initial start balance/deposits/withdrawals as of the xxxxxx to the most recent statement of xxxxxx , the qualifying balance for income  should be the same of $953,400.34

Reviewer Comment (2025-01-27): No additional information received. The bank statement provided was already accounted for in the income.

Reviewer Comment (2025-01-21): The LOE does not clear the condition and validates the condition cited. xxxxxx ending balance of $1,352,737.99 includes $399,337.65 deposited gift funds. Per guidelines, gift funds cannot be used for income calculations. These were backed out at time of audit and the income was calculated off the ending balance for this account xxxxxx of $953,400.34 and account xxxxxx $1,284,827.75 ($1,835,468.22 x 70%).
															02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32627698	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.61220% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender utilized the borrower with the monthly qualifying income of $23,271.89. However, audit income resulted in income of $18,138.93. Lender considered the gift funds that is deposited to the account xxxxxx for income calculation.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-07): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-05): Please have the Seller review the income worksheet they provided. They are using the ending account balance of $1,352,737.99 which includes the $399,337.65 in gift funds that were deposited on xxxxxx 24. These gift funds can only be used for closing funds. So even if they were used to payoff the mortgage liens, then they would be backed out and added to closing funds only as they cannot be used for income or reserves per guidelines. Even if you did a manual calculation of the funds in the account as if the gift of $399,337.65 were never received, between the initial start balance/deposits/withdrawals as of the xxxxxx to the most recent statement of xxxxxx , the qualifying balance for income  should be the same of $953,400.34

Reviewer Comment (2025-01-27): No additional information received. The bank statement provided was already accounted for in the income.

Reviewer Comment (2025-01-21): The LOE does not clear the condition and validates the condition cited. xxxxxx ending balance of $1,352,737.99 includes $399,337.65 deposited gift funds. Per guidelines, gift funds cannot be used for income calculations. These were backed out at time of audit and the income was calculated off the ending balance for this account xxxxxx of $953,400.34 and account xxxxxx $1,284,827.75 ($1,835,468.22 x 70%).
																	02/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32627699	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2025-01-28): SitusAMC received CD dated xxxxxx .	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32647164	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.35700% or Final Disclosure APR of 8.43800% is equal to or greater than the threshold of APOR 6.90% + 1.5%, or 8.40000%. Non-Compliant Higher Priced Mortgage Loan.	Delivery in file is dated prior to appraisal completion. Provide evidence of delivery of the xxxxxx appraisal.		Reviewer Comment (2025-02-19): Delivery provided Reviewer Comment (2025-02-11): The appraisal provided was already provided previously and does not clear the condition. Evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower is required.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32647165	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Delivery in file is dated prior to appraisal completion. Provide evidence of delivery of the xxxxxx appraisal.		Reviewer Comment (2025-02-19): Delivery provided Reviewer Comment (2025-02-11): The appraisal provided was already provided previously and does not clear the condition. Evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower is required.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828616	xxxxxx	32896914	xxxxxx	02/19/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-19): Client elects to waive			02/19/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828620	xxxxxx	32656007	xxxxxx	01/23/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal reflects the incorrect borrower.		Reviewer Comment (2025-01-27): Updated appraisal with Guarantor's name provided Reviewer Comment (2025-01-24): The same appraisal was provided that was provided at time of review. Please review the original condition. The appraisal reflects the incorrect borrower.	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828629	xxxxxx	32804050	xxxxxx	02/12/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift Letter reflects amount of $60,500.00; however, wire confirmation reflects amount of $61,500.00. Provide the updated gift letter. The higher amount is needed for closing funds/reserves.		Reviewer Comment (2025-02-17): Received updated Gift letter. Exception cleared. Reviewer Comment (2025-02-14): Received Gift letter is an altered document. Amount listed on the document is in different font. Provide updated Gift Letter. Exception remains.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828629	xxxxxx	32804494	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-11): Client elects to waive. PDI received dated xxxxxx: No Damage			02/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828629	xxxxxx	32826792	xxxxxx	02/12/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Endorsement Fee, Title - Lender's Title Insurance, Title - Notary Fee, Title - Recording Service Fee, Title - Settlement / Closing / Escrow Fee	Payees not reflected		Reviewer Comment (2025-02-11): Client elects to waive			02/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828631	xxxxxx	32707480	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-30): Client elects to waive. 2075 receive dated 1.15.2025: No Damage			01/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828651	xxxxxx	32901128	xxxxxx	02/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	The Collateral Desktop Analysis Fee increases from $0.00 on the initial Loan Estimate to $165.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-02-20): Sufficient Cure Provided At Closing		02/20/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828651	xxxxxx	32901129	xxxxxx	02/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $83.82 exceeds tolerance of $42.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Credit Report Fee increases from $0.00 on the initial Loan Estimate to $83.82 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-02-20): Sufficient Cure Provided At Closing		02/20/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828651	xxxxxx	32912257	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All tax liens (federal, state, and local) must be paid off prior to or at loan closing unless the requirements listed are met: The balance of the lien, or repayment plan, must be included when determining the maximum CLTV for the program.		Reviewer Comment (2025-02-28): Updated 1008 provided and debt added to CLTV Reviewer Comment (2025-02-27): The 1008 did not include this into the CLTV. Provide the updated 1008 including the IRS lien into the CLTV.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828651	xxxxxx	32970008	xxxxxx	03/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor granting an exception to utilize first and last months rent for departing residence vs. security deposit being provided which is a guideline requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-04): Client elects to waive with verified compensation factors			03/04/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828668	xxxxxx	32683186	xxxxxx	01/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Subject zoning is xxxxxx - Mixed Use. The Subject xxxxxx, however comp factors are incorrect. FICO is not 30+ points above the minimum. Minimum 680 for P&L program.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors			01/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828668	xxxxxx	32683188	xxxxxx	01/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-30): Prelim appraisal provided	01/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828668	xxxxxx	32683191	xxxxxx	01/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide full Fraud Report. Also, all parties to the transaction must be included in the Fraud and OFAC searches.		Reviewer Comment (2025-02-07): Received OFAC search for borrower with suffix. Exception cleared. Reviewer Comment (2025-02-05): Received SAM.gov, however the provided fraud does not reflects borrower name with suffix. Provide fraud and OFAC search for borrower xxxxxx Exception remains. Reviewer Comment (2025-01-31): Received full Fraud Report. Fraud and OFAC search not ran on borrower with suffix. Provide Fraud and OFAC search for Borrower, xxxxxx Exception remains.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828668	xxxxxx	32683223	xxxxxx	01/27/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance reflects xxxxxx vs Note reflects xxxxxx.		Reviewer Comment (2025-01-31): Received updated HOI policy reflecting correct property address. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828668	xxxxxx	32683534	xxxxxx	01/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,818.50 exceeds tolerance of $1,571.00 plus 10% or $1,728.10. Insufficient or no cure was provided to the borrower. xxxxxx	The Title - Endorsement Fee and the Title - Real Estate Closing Fee was not disclosed on the initial Loan Estimate and was charged $247.50 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-02-07): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		02/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828668	xxxxxx	32704154	xxxxxx	01/27/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Provide Gift Letter for $10,000 to be signed by the borrower.		Reviewer Comment (2025-01-31): Received Gift Letter or $10,000 signed by borrower. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828689	xxxxxx	32684900	xxxxxx	01/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-06): Additional prelim appraisal provided Reviewer Comment (2025-02-03): The xxxxxx appraisal was provided, however the addendum reflects a review of value was requested on xxxxxx . Provide the prelim appraisal prior to any updates being requested.	02/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828689	xxxxxx	32684914	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-03): Approval provided	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828689	xxxxxx	32684916	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The BP cert does not reflect the correct loan amount.		Reviewer Comment (2025-02-03): Updated BP cert provided	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828689	xxxxxx	32684947	xxxxxx	01/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note does not reflect xxxxxx in the address.		Reviewer Comment (2025-02-11): Received corrected 1003, title, executed Note + Addendums, executed DOT + Riders adding xxxxxx, LOE to borrower, LOI, and evidence of delivery to borrower.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828689	xxxxxx	32684948	xxxxxx	01/28/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note does not reflect xxxxxx in the address.		Reviewer Comment (2025-02-11): Received corrected 1003, title, executed Note + Addendums, executed DOT + Riders adding xxxxxx, LOE to borrower, LOI, and evidence of delivery to borrower.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828689	xxxxxx	32684951	xxxxxx	01/28/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note does not reflect xxxxxx in the address.		Reviewer Comment (2025-02-11): Received corrected 1003, title, executed Note + Addendums, executed DOT + Riders adding xxxxxx, LOE to borrower, LOI, and evidence of delivery to borrower.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828689	xxxxxx	32685104	xxxxxx	01/28/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 65.00000%.	Investor Exception -Requesting an exception for a $xxxxxx loan amount with 80% LTV/CLTV (no subordinate financing) for this rate/term DSCR loan. Max 65% when loan amount is <$150,000.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-27): Client elects to waive with verified compensation factors			01/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828689	xxxxxx	32712304	xxxxxx	01/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The liens for the subject property do not appear on the credit report. Note for $xxxxxx lien, VOM's for both liens and pay histories provided. Provide the Note or mortgage statement for the $xxxxxx lien.		Reviewer Comment (2025-02-11): Received Note document for second lien. Exception cleared. Reviewer Comment (2025-02-03): The DOT was provided for the $5 lien. The guidelines require a copy of the Note or Mortgage Statement.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828692	xxxxxx	32690555	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-06): UDM provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828692	xxxxxx	32690614	xxxxxx	01/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		RCE not provided and FL overlays not met with policy stating 100% replacement cost or similar verbiage.		Reviewer Comment (2025-02-10): RCE provided Reviewer Comment (2025-01-29): Comments appear to be for Seller and pertains to gap report.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828707	xxxxxx	32833260	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request for condominium square footage for subject is xxxxxx square feet and the minimum required per the guidelines is 500 square feet.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-13): Client elects to waive with verified compensation factors			02/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828707	xxxxxx	32833271	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request for over 50% commercial space in condominium project.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-13): Client elects to waive with verified compensation factors			02/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828711	xxxxxx	32658347	xxxxxx	01/23/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Certificate address is missing Unit xxxxxx.		Reviewer Comment (2025-01-27): Updated flood cert provided	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828711	xxxxxx	32659125	xxxxxx	01/23/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-27): Prelim appraisal provided	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828711	xxxxxx	32659198	xxxxxx	01/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All parties to the transaction were not included. The settlement agent, xxxxxx, and seller, xxxxxx, are missing.		Reviewer Comment (2025-01-27): Updated Fraud Report with searches provided	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828711	xxxxxx	32659314	xxxxxx	01/23/2025	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 8.97268% or Final Disclosure APR of 9.03300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.85000 + 1.75%, or 8.60000%. Compliant SubPrime Loan.			Reviewer Comment (2025-01-27): Client elects to waive			01/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828711	xxxxxx	32696580	xxxxxx	01/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower is on an IRS installment plan with a remaining balance of $xxxxxx, however this balance was not added to the CLTV as required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-27): Please review the original condition. This does not pertain to the debt being included in the DTI. The borrower is on an IRS installment plan with a remaining balance of $xxxxxx, however this balance was not added to the CLTV as required per guidelines.			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828711	xxxxxx	32696677	xxxxxx	01/23/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Blanket: Zip code for subject property reflects xxxxxx vs xxxxxx. HO6 policy: Address reflects xxxxxx vs. xxxxxx		Reviewer Comment (2025-01-29): Updated HO6 provided Reviewer Comment (2025-01-27): Received updated blanket HOI. Pending receipt of updated HO6. Per original condition, HO6 policy: Address reflects xxxxxx vs. xxxxxx	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828721	xxxxxx	32745662	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		The Trust Agreement is not executed or notarized.		Reviewer Comment (2025-02-10): Received executed Trust Agreement. Exception cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828728	xxxxxx	32604594	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-17): Received Approval. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828728	xxxxxx	32604641	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent; seller xxxxxx.		Reviewer Comment (2025-01-17): Received Fraud and OFAC search run on settlement agent; seller xxxxxx. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828728	xxxxxx	32789717	xxxxxx	02/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Updated Note provided with updated PPP terms. Provide the LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2025-02-11): LOE and evidence of delivery to borrower provided	02/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828737	xxxxxx	32736323	xxxxxx	02/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note document shows subject property zip code as xxxxxx, however, all other documents, including DOT and Title reflect xxxxxx. The USPS. com also reflects xxxxxx. Please provide a corrected and executed note with the correct zip code, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2025-02-05): Clearer copy of the Note provided which reflects xxxxxx.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828746	xxxxxx	32712974	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The final closing statement is not signed/stamped certified.		Reviewer Comment (2025-01-30): Final stamped closing statement provided Reviewer Comment (2025-01-29): The same document was provided that was in file at time of review. Please review the original condition. The final closing statement is not signed/stamped certified.	01/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828748	xxxxxx	32674900	xxxxxx	01/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The lien for the property on xxxxxx does not appear on the credit report. Note was provided. Provide the VOM & payment history (Note date xxxxxx)	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-03): The same comments were provided that were previously rejected. Please review comments from xxxxxx: Received copy of Notes and Closing Statement  with 3 months pay history collected at closing. A VOM is part of the requirements in the guidelines when the lien does not appear on the borrower's credit.

Reviewer Comment (2025-01-30): Received copy of Notes and Closing Statement  with 3 months pay history collected at closing. A VOM is part of the requirements in the guidelines when the lien does not appear on the borrower's credit.
																	02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828748	xxxxxx	32705708	xxxxxx	01/27/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	Departure residence: 1007 with estimated rents is required. The lower of the lease or estimated rents to be utilized.		Reviewer Comment (2025-01-30): Received Comparable Rent Schedule. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828754	xxxxxx	32683749	xxxxxx	01/27/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file. Provide the final stamped settlement statement.		Reviewer Comment (2025-01-28): Final signed stamped settlement statement provided	01/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828754	xxxxxx	32683755	xxxxxx	01/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-28): Approval provided	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828774	xxxxxx	32779447	xxxxxx	02/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-02-17): Received Title Supplemental Report with coverage amount. Exception cleared.	02/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828774	xxxxxx	32779463	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-12): Received Approval. Exception cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828797	xxxxxx	32606037	xxxxxx	01/14/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide the Note to support the borrowers are not obligated to the lien. The mortgage statement does not always reflect all borrowers.		Reviewer Comment (2025-01-17): An updated 1008 & 1003 to include the investment property in the DTI was provided. The Note is no longer required.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828797	xxxxxx	32607226	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,230.00 exceeds tolerance of $3,701.25. Insufficient or no cure was provided to the borrower. (7200)	Valid COC nor cure provided.		Reviewer Comment (2025-01-20): SitusAMC Received Valid COC dated xxxxxx along with CD.	01/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828797	xxxxxx	32607227	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	Appraisal was completed xxxxxx , however fee was not disclosed until xxxxxx which is not within 3 days of discovery.		Reviewer Comment (2025-01-23): SitusAMC received LOE and system snip and LOE for adding the fee. Reviewer Comment (2025-01-20): SitusAMC Received LOE stating Underwriter condition for final inspection; however, require supporting document like approval, system log, email Confirmation etc for underwriter's conditions along with date and time in order to verify timeline.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828797	xxxxxx	32607480	xxxxxx	01/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is paying co-borrower's ex-husband $1,000/month for the subject property mortgage via Zelle. Mortgage payment is $2,075.62/month. Ex-husbands mortgage statements are provided for 12 months. Unable to verify complete housing history. Lender exception in file. Investor must approve.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-15): Client elects to waive with verified compensation factors			01/15/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828797	xxxxxx	32613049	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Modification Approval / Workout Agreement not provided	Provide the DefferalModification Agreement for subject property. Mortgage statement reflects deferred payment.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-28): The statement does not clear this condition. The only thing that will clear this condition is the modification agreement and when it was taken out as that is when the timing is measured from. Reviewer Comment (2025-01-28): The property profile report is not acceptable. No FCL or NOD is not sufficient. We need the deferral/mod agreement to determine if it occurred 12+ months from the closing. Reviewer Comment (2025-01-17): Per guidelines, the deferred agreement is required.			01/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828797	xxxxxx	32617564	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property solely to the current borrower and co-borrower. Ex-spouse LOE alone is not sufficient.		Reviewer Comment (2025-01-17): The Quitclaim Deed was provided.	01/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828798	xxxxxx	32780461	xxxxxx	02/10/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter showing $6800.00 however wire confirmation reflects $7000.00 transferred to the escrow. Need an updated gift letter reflecting $7000.00 as per wire document.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-22): Client elects to waive with verified compensation factors			02/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828798	xxxxxx	32780783	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers, Property Sellers, and Settlement Agents.		Reviewer Comment (2025-02-25): Received Fraud report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828798	xxxxxx	32781622	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax was not disclosed on the Loan Estimate, but was disclosed as $4,450.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $4,450.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-02-25): SitusAMC received LOE and itemization document suffice.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828798	xxxxxx	32781725	xxxxxx	02/10/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-02-24): CU provided with score of 1.9	02/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828798	xxxxxx	32802660	xxxxxx	02/10/2025	Credit	Guideline	Guideline Issue	Guideline	Gift Funds not allowable per guidelines.		Gift funds are not allowed on Non-Perm Residents	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-22): Client elects to waive with verified compensation factors			02/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828798	xxxxxx	32802732	xxxxxx	02/10/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Tax Service Fee (Life Of Loan)	Payee not reflected		Reviewer Comment (2025-02-06): Client elects to waive			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828809	xxxxxx	32989523	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-13): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828809	xxxxxx	33000407	xxxxxx	03/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: Unit number is missing from address		Reviewer Comment (2025-03-12): Updated title with email requesting updates provided	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828819	xxxxxx	32798728	xxxxxx	02/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence of appraisal delivery dated xxxxxx in file. However, appraisal for the xxxxxx delivery is missing.		Reviewer Comment (2025-02-13): Prelim appraisal provided	02/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828819	xxxxxx	32802522	xxxxxx	02/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR in file, borrower is renting from a private party. Any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.). File only contains pmt from xxxxxx .		Reviewer Comment (2025-02-17): Received 6 months of checks. Exception cleared.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828836	xxxxxx	32790392	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-06): Client elects to waive. PDI received dated xxxxxx: No Damage			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828836	xxxxxx	32790402	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-11): Approval provided	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828836	xxxxxx	32790511	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-02-06): Client elects to waive			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828836	xxxxxx	32790514	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee increases from $0.00 on the initial Loan Estimate to $200.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-02-25): SituisAMC received valid COC dated xxxxxx . Reviewer Comment (2025-02-20): SitusAMC received LEs which are already in file however, the Appraisal Disaster Area Inspection Report fee was not disclosed on initial LE the fee was added on revised LE dated xxxxxx without providing a valid COC. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828854	xxxxxx	32704759	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-03): Received Approval. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828854	xxxxxx	32704882	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-02-03): Received Article of Organization. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828854	xxxxxx	32704894	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-02-03): Received Certificate of Good Standing. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828854	xxxxxx	32704935	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-02-06): Received Employer Identification Number. Exception cleared. Reviewer Comment (2025-02-03): Received Operating Agreement, Certificate of Good Standing, Article of Organization and Approval. However, condition is raised for EIN document. Exception remains.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828854	xxxxxx	32704936	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-02-03): Received Operating Agreement.Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828854	xxxxxx	32733271	xxxxxx	01/29/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per the appraisal report, revisions were requested after the report was submitted. The updated report dated xxxxxx is in file. Provide the report dated prior to revisions requested.		Reviewer Comment (2025-02-03): Received Appraisal prior to revision. Exception cleared.	02/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828854	xxxxxx	32733305	xxxxxx	01/29/2025	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		Seller Concessions of $26,659 exceed requirements max allowed of $13,829.91. Qualifying value was not reduced by the difference.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-07): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-06): Approval and rate lock provided reflecting qualified off of the difference. An exception is still required by the investor.			02/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828866	xxxxxx	32672956	xxxxxx	01/22/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The blanket policy does not reflect the subject property address.		Reviewer Comment (2025-02-04): Received Hazard Insurance Policy. Exception cleared. Reviewer Comment (2025-01-31): The address in the remarks is not the subject property address.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828883	xxxxxx	32920065	xxxxxx	02/27/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-05): Received Title supplement with coverage amount. Exception cleared.	03/05/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828918	xxxxxx	32727035	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. 442 received dated 1.17.2025: No Damage			02/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828918	xxxxxx	32727208	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. COC in file reflects fee was requested on xxxxxx which is for the disaster, however FEMA disaster declared xxxxxx . Fee was not disclosed within 3 days of discovery.		Reviewer Comment (2025-02-05): SitusAMC Received Valid COC along with supporting document for timeline.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828924	xxxxxx	32812134	xxxxxx	02/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Please provide source of large deposits Dated xxxxxx - $20,000.00; xxxxxx - $35,000.00 & xxxxxx $242,000.00 reflecting on xxxxxx bank statement.		Reviewer Comment (2025-02-20): Received source of large deposits Dated xxxxxx - $20,000.00; xxxxxx - $35,000.00 & xxxxxx $242,000.00 . Exception cleared. Reviewer Comment (2025-02-17): If the bank statements were provided for review, then they are required to be reviewed. Further, the source is required. The borrower transferred these large deposits from xxxxxx and are needed to qualify.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828924	xxxxxx	32835509	xxxxxx	02/13/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Investor exception in file to allow he use of YTD paystubs in lieu of 2 years W2's, however comp factors are incorrect. LTV/CLTV is not 10% above the max. Max is 80% for FTHB.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-17): Client elects to waive with verified compensation factors			02/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828930	xxxxxx	32696968	xxxxxx	01/28/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-30): Received E-Sign Consent Agreement. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828930	xxxxxx	32697076	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)	Reviewer Comment (2025-02-04): Client elects to waive

Reviewer Comment (2025-02-03): Exception has been downgraded but will not be cleared.

Reviewer Comment (2025-01-30): The exception was regraded to EV2-B as the School Taxes is being disclosed to the consumer, just in the incorrect line item as it should be part of Property Taxes, but instead was disclosed under Other. The amounts to be considered under the “Property Taxes” category are any of the costs associated with property taxes.  As stated above, given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EV2-B accordingly.
																	02/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828930	xxxxxx	32697181	xxxxxx	01/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. File does contain a 16 month statement print-out from apartment complex.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-04): Client elects to waive with verified compensation factors			02/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828930	xxxxxx	32697307	xxxxxx	01/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		File contains an appraisal delivery receipt from xxxxxx Appraisal in file has a report/completion date of xxxxxx Provide the corresponding appraisal.		Reviewer Comment (2025-01-30): Received the corresponding appraisal. Exception cleared.	01/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828930	xxxxxx	32697461	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		SOF for the xxxxxx $140,000 wire deposit into xxxxxx not provided in file.		Reviewer Comment (2025-02-04): A search has rendered that xxxxxx with xxxxxx teams, therefore source of funds per the xxxxxx statement with withdrawal of $140,000 that is the borrower's account that was deposited into xxxxxx is acceptable. Reviewer Comment (2025-01-31): Received Bank Statement for xxxxxx Financial reflecting $140,000 was send to xxxxxx account. However the wire deposit into xxxxxx reflects the wire was received from xxxxxx Account. Exception remains.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828930	xxxxxx	32723313	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal reflects the property is in a PUD, however the DOT does not reflect a PUD rider is attached. Provide the corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2025-02-06): Evidence of delivery provided Reviewer Comment (2025-02-03): Received the corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to borrower and lender's letter of intent to re-record. Provide evidence of delivery to the borrower. Exception remains.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828933	xxxxxx	32673275	xxxxxx	01/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-04): Received the corresponding appraisal dated xxxxxx . Exception cleared.	02/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828933	xxxxxx	32674588	xxxxxx	01/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-02-07): Received EIN. Exception cleared. Reviewer Comment (2025-02-05): An EIN document is required to verify the EIN number of the business. Received Business Entity Records reflects Entity ID number that is not same as EIN number. Exception remains. Reviewer Comment (2025-02-04): Received Business Entity record however EIN number is not mention on the document. Exception remains.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828934	xxxxxx	32771212	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Provide the Final xxxxxx D/Closing Statement.		Reviewer Comment (2025-02-10): Final CD provided	02/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828941	xxxxxx	32772217	xxxxxx	02/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-10): Received the corresponding appraisal dated xxxxxx . Exception cleared.	02/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828941	xxxxxx	32772376	xxxxxx	02/07/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an LLC, however the signature on the PPP addendum only reflect the Guarantor name. Provide the corrected and executed addendum, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-05): Client elects to waive			02/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828941	xxxxxx	32772476	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-10): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828943	xxxxxx	32608340	xxxxxx	01/15/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-02-07): Prelim appraisals provided	02/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828943	xxxxxx	32608815	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-04): Client elects to waive. PDI received dated xxxxxx: No Damage			02/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828943	xxxxxx	32608820	xxxxxx	01/15/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Please provide proof of receipt of damage deposit and first month’s rent, as rental income is being used from departing residence and guidelines required the additional documents.		Reviewer Comment (2025-02-20): Received updated 1008 and 1003. Exception cleared. Reviewer Comment (2025-02-14): Received 12 months Checks reflecting Non-Borrower is paying the mortgage lien. Provide the updated 1003 and 1008 removing the Rental income. DTI is inline. Exception remains. Reviewer Comment (2025-01-24): Requested document was not received. Please provide the documents as requested on the original condition. Exception remains.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828943	xxxxxx	32627359	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-14): Client elects to waive			01/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828943	xxxxxx	32627360	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,750.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Tolerance violation of $6,750.00.		Reviewer Comment (2025-01-27): SitusAMC received a valid COC.	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828949	xxxxxx	32668106	xxxxxx	01/24/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower. (7506)			Reviewer Comment (2025-01-17): Sufficient Cure Provided within 60 Days of Closing		01/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828949	xxxxxx	32668107	xxxxxx	01/24/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $220.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75103)			Reviewer Comment (2025-01-17): Sufficient Cure Provided within 60 Days of Closing		01/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828949	xxxxxx	32698739	xxxxxx	01/24/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.				Reviewer Comment (2025-01-31): An updated appraisal with the Location marked as xxxxxx was provided. Reviewer Comment (2025-01-30): The completion dates on both appraisals have an effective date of xxxxxx . One says xxxxxx l and the other xxxxxx. If the appraiser updated the provided appraisal in trailing documents last, they must update the completion date to reflect that with addendum on changes.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828949	xxxxxx	32698787	xxxxxx	01/24/2025	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable xxxxxx title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			Reviewer Comment (2025-01-23): Client elects to waive			01/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828952	xxxxxx	32745680	xxxxxx	02/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		The appraisal reflects Tenant Occupied. Per guidelines on purchase transactions, the 1007 must reflect the actual lease rents.		Reviewer Comment (2025-02-07): Updated appraisal provided. Appraiser addendum notes the property is currently rented as an STR which is why he marked it as tenant occupied. The 1007 estimated rents are based off long term therefore did not complete field.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828958	xxxxxx	32697320	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent , xxxxxx, is missing.		Reviewer Comment (2025-02-12): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828958	xxxxxx	32697328	xxxxxx	01/29/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-02-03): Prelim report provided	02/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828958	xxxxxx	32698003	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.58663% or Final Disclosure APR of 8.65000% is equal to or greater than the threshold of APOR 6.89% + 1.5%, or 8.39000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-02-12): Evidence of delivery of all appraisal was provided. Reviewer Comment (2025-02-04): Received appraisal delivery dated xxxxxx and xxxxxx The xxxxxx delivery is for the prelim appraisal with a completion date of xxxxxx Due to the delivery provided dated xxxxxx, provide the corresponding appraisal that was delivered on xxxxxx and evidence of delivery of the appraisal with a completion date of xxxxxx	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828958	xxxxxx	32698004	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-12): Evidence of delivery of all appraisal was provided. Reviewer Comment (2025-02-04): Received appraisal delivery dated xxxxxx and xxxxxx The xxxxxx delivery is for the prelim appraisal with a completion date of xxxxxx Due to the delivery provided dated xxxxxx, provide the corresponding appraisal that was delivered on xxxxxx and evidence of delivery of the appraisal with a completion date of xxxxxx	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828958	xxxxxx	32698772	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $295.00 exceeds tolerance of $250.00. Insufficient or no cure was provided to the borrower. (75103)	Compliance Inspection fee was shown on initial CD as $250.00 with valid COC in file, but was increased to $295.00 on the final CD. No Valid COC or cure was provided for this increase. Violation of $45.00.		Reviewer Comment (2025-02-06): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		02/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828958	xxxxxx	32735715	xxxxxx	01/29/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		12/2: $50,781.44: If personal accounts are used for assets, large deposits defined as any single deposit that represents greater than 100% of the borrower’s qualifying monthly income are to be documented for a purchase transaction.		Reviewer Comment (2025-02-03): Received source of funds for Large Deposit $50,781.44. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828958	xxxxxx	32835589	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-12): The client elects to waive.			02/12/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828972	xxxxxx	32715490	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must contain all participants per the overlays.		Reviewer Comment (2025-02-03): Received Fraud report with all the loan participants included. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828972	xxxxxx	32717671	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $220.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	10% fee violation due to an increase in the Recording fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $38.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-01-27): Sufficient Cure Provided At Closing		01/27/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828999	xxxxxx	32699225	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-02-03): OA provided	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828999	xxxxxx	32699249	xxxxxx	01/29/2025	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report date: xxxxxx	When an appraisal report will be more than 120 days old on the date of the Note, regardless of whether the property was appraised as proposed or existing construction, the appraiser must inspect the exterior of the property and review current market data to determine whether the property has declined in value since the date of the original appraisal. This inspection and the resul		Reviewer Comment (2025-02-05): Recert of value with inspection date of xxxxxx provided Reviewer Comment (2025-02-03): The CDA provided was in file at time of review and does not clear the age of appraisal requirements.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829005	xxxxxx	32754242	xxxxxx	02/05/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-02-18): Received OFAC SDN Name for Broker - xxxxxx & Settlement Agent - xxxxxx. Exception Cleared. Reviewer Comment (2025-02-17): Received OFAC SDN Name screening for Borrower's/Guarantors, Loan Officer's and Appraisers. Provide OFAC SDN Name screening for Broker - xxxxxx and settlement agent - xxxxxx. Exception remains.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829005	xxxxxx	32754245	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-02-17): Received Wire Ticket to Settlement Agent. Exception cleared.	02/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829005	xxxxxx	32780664	xxxxxx	02/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT has a PUD rider attached however the appraisal does not reflect PUD or HOA dues.		Reviewer Comment (2025-03-11): Updated appraisal provided Reviewer Comment (2025-03-04): Both the correct and incorrect appraisals are dated xxxxxx . Need evidence of which was provided last (email from appraiser with updates, etc). The box on the appraisal just provided in trailing documents on xxxxxx appears altered. Reviewer Comment (2025-02-25): The appraisal provided with PUD and HOA dues has a completion date of xxxxxx . The updated appraisal with a completion date of xxxxxx removed these. The appraisal will need to be re-updated.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829005	xxxxxx	32780792	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Per guidelines, the policy must cover wind, hail and water damage. The policy notes limited xxxxxx, but does not reflect xxxxxx.		Reviewer Comment (2025-02-25): Confirmation email provided	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829017	xxxxxx	32799250	xxxxxx	02/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	1 month rent receipt provided. Guidelines require 2 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-20): Received bank statement for the month of xxxxxx 24. Provide the statement from the management company for the month of xxxxxx to verify the expense of the company. Exception remains.			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829017	xxxxxx	32811736	xxxxxx	02/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents, Other	Departure Resident: 1007 and 1 month rent and security deposit required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-14): Client elects to waive with verified compensation factors			02/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829027	xxxxxx	32779859	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statement in the file is marked Estimated.		Reviewer Comment (2025-02-12): Final stamped SS provided	02/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829027	xxxxxx	32803203	xxxxxx	02/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage history for subject property does not appear on the credit report. VOM, Pay history and Payoff provided. Provide a copy of the original Note as required by guidelines.		Reviewer Comment (2025-02-12): Copy of original Note provided	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829041	xxxxxx	32801693	xxxxxx	02/12/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-14): E-Consent provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829051	xxxxxx	32803693	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $7,130.00 exceeds tolerance of $6,125.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-02-06): Sufficient Cure Provided At Closing		02/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829051	xxxxxx	32803712	xxxxxx	02/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-14): Received Credit Report - Gap. Exception Cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829051	xxxxxx	32803748	xxxxxx	02/12/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-14): E-Consent provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829051	xxxxxx	32827300	xxxxxx	02/12/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003, Page 1 and Dec page. Per the fraud report and Note in file, the borrower has no ownership in the current primary residence and is living rent free and has not had any previous ownership in a property in the last 3 years.		Reviewer Comment (2025-02-14): REO property search provided and borrower has vested ownership in current primary but is not obligated to the lien per the Note.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829058	xxxxxx	32891153	xxxxxx	02/25/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Investor exception in file. Transaction is cash out refinance but borrower does not currently own a rental property for more than 1 year.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829058	xxxxxx	32891923	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Article of Organization is missing for xxxxxx, xxxxxx & xxxxxx.		Reviewer Comment (2025-03-03): Received Article of Organization for xxxxxx & xxxxxx. Exception cleared. Reviewer Comment (2025-02-28): Articles of Organization/Formation is missing in the file. Provide for xxxxxx & xxxxxx. Exception remains.	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829058	xxxxxx	32895342	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing for xxxxxx		Reviewer Comment (2025-03-05): Per the OA for xxxxxx, it states no UC is required to bind company and majority member LLC, which the Guarantors are 100% owner of, act as managers on behalf for the company. Reviewer Comment (2025-02-28): The condition cannot be waived. This is just the hard coded condition for Corporate Resolution. Provide the Unanimous Consent.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829058	xxxxxx	32895368	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for entity layering. File is going to close under xxxxxx. xxxxxx is owned 100% by xxxxxx. xxxxxx owns 95 % of xxxxxx. Guarantors own 100% of xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829058	xxxxxx	32911188	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		xxxxxx is not listed on the Personal Guaranty as guarantor on page 1 (although they signed the document).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-26): The updated GA agreement is dated post close. Guidelines require the document to be signed at closing. Investor to advise if they are accepting the corrected GA agreement dated post-close adding GA to page 1.			03/05/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829058	xxxxxx	32911198	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD has a disbursement date prior to the consummation date.		Reviewer Comment (2025-02-26): Final stamped SS provided with updated disbursement date.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829058	xxxxxx	32911396	xxxxxx	02/25/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	HO6: Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2025-02-26): Final stamped SS statement provided with updated disbursement date Reviewer Comment (2025-02-26): Provided post-CD is a lender generated document. The final signed/ stamped certified settlement statement is required to verify the disbursement date. Exception remains.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829060	xxxxxx	32825378	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided	Reviewer Comment (2025-03-12): LOE provided to the borrower stating that Mortgage re-recorded removing the 1-4 Rider. Exception Cleared.

Reviewer Comment (2025-03-11): Received LOE to borrower reflects lender needs to re-record the 1-4 Family Rider. However, we have received re-record Mortgage removing 1-4 Family Rider. Please provide correct LOE to borrower. Exception remains.

Reviewer Comment (2025-03-07): Updated mortgage reflects intent to re-record. Pending receipt of LOE  to borrower and evidence of delivery to the borrower.

Reviewer Comment (2025-03-07): Received Re-Recorded Mortgage removing 1-4 family rider. Provide LOE to borrower, evidence of delivery to the borrower and lender's intend to re-record. Exception remains.

Reviewer Comment (2025-02-28): Received the 1-4 family rider, however the rider does not reflect the Trust or LLC; only the individual.  Also, the same signed rider was provided with the information completed on behalf of the borrower by an unknown person. Provide the corrected and executed 1-4 family rider adding the Trust and LLC, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.

Reviewer Comment (2025-02-24): 145 pages were uploaded, none of which meet the condition requirement. Provide the completed 1-4 family rider. If updated post close, LOE to borrower, evidence of delivery to borrower and lender's intent to re-record will also be required. Only upload the document that the condition is requesting.

Reviewer Comment (2025-02-19): Received Rider - 1-4 Family however the date, lender, and property address is missing on the document. Exception remains.
															03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829060	xxxxxx	32825637	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-02-19): COGS provided	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829060	xxxxxx	32842985	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The appraisal reflects the property is a xxxxxx unit property however, the HOI reflects xxxxxx units.		Reviewer Comment (2025-02-28): Updated HOI provided	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829060	xxxxxx	32843030	xxxxxx	02/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		6 months mortgage statements with pay history provided for subject property and payoff. Pending receipt of an additional 6 months pay history for a complete 12 months or 12 month VOM.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-19): VOM in file however "the Account in the name of" is blank. Also provide an additional 6 months pay history for a complete 12 months. Exception remains.			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829069	xxxxxx	32754454	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Trade Ticket		Reviewer Comment (2025-02-07): Wire ticket provided	02/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829069	xxxxxx	32754457	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the executed term sheet.		Reviewer Comment (2025-02-07): Executed term sheet provided	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829069	xxxxxx	32754557	xxxxxx	02/05/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2025-02-10): Received Borrower's/Guarantors, Loan Officer's, Appraisers and Settlement Agents. Exception cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829072	xxxxxx	32717384	xxxxxx	02/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception -Borrower is currently making the mortgage payments for her current residence but she is not on the mortgage	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors			01/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829072	xxxxxx	32717387	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report missing. Must be provided for all participants.		Reviewer Comment (2025-02-14): Received Watch List, fraud and OFAC ran on the settlement agent. Exception cleared. Reviewer Comment (2025-02-04): Received full fraud report. However, all parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud and OFAC search for the settlement agent, xxxxxx. Exception remains.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829072	xxxxxx	32717391	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-02-14): Received Operating Agreement. Exception cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829072	xxxxxx	32717393	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Business Loan Rider		Reviewer Comment (2025-02-04): Received Business Loan Rider. Exception cleared.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829072	xxxxxx	32717437	xxxxxx	02/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-05): FTP provided	02/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829072	xxxxxx	32745933	xxxxxx	02/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided insured reflects the individual, however loan closed in an Entity. Provide the updated title, deed, supplement, or final title.		Reviewer Comment (2025-02-12): Email from title requesting corrections provided Reviewer Comment (2025-02-11): The incorrect and correct FTP are dated and time stamped the same. Per previous comments. Provide the updated FTP along with email confirmation on corrections if the date/version is not updated. Reviewer Comment (2025-02-05): The FTP was provided, however reflects the final vesting as a individual. The loan closed in an LLC. Provide the update FTP along with email confirmation on correction if the date/version is not updated.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829090	xxxxxx	32771109	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2025-02-10): Received ACH. Exception cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829092	xxxxxx	32816007	xxxxxx	02/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The PPP addendum to the Note term is the same date as the Note xxxxxx ). Provide the corrected and executed addendum, LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2025-03-04): Received corrected and executed PPP addendum, LOE to borrower and evidence of delivery to the borrower. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	829092	xxxxxx	32816045	xxxxxx	02/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-12): Client elects to waive. PDI received dated xxxxxx: No Damage			02/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829092	xxxxxx	32816069	xxxxxx	02/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing history for the subject property does not appear on the original credit report for the first and second liens. A credit supplement was provided verifying information with the mortgage holders for pay history. Provide a copy of the original Notes or mortgage statement.		Reviewer Comment (2025-02-26): Received original Notes. Exception cleared.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829092	xxxxxx	32817649	xxxxxx	02/14/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The PPP Rider to the DOT term is the same date as the Note xxxxxx ). Provide the corrected and executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. If investor is not requiring updates to the PPP rider, they will need to advise for clearance.		Reviewer Comment (2025-02-28): Per client, they are not requiring updates.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829115	xxxxxx	32723450	xxxxxx	02/03/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-06): Prelim provided	02/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829122	xxxxxx	32788560	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Clearance Report only provided. Full fraud report not in file. Must include all participants.	Reviewer Comment (2025-02-27): Received Fraud Report and OFAC search along with HUD/GSA/LDP. Exception cleared.

Reviewer Comment (2025-02-24): Fraud and OFAC search needs to be ran on the authorize signor of the selling entity. The file contains OFAC search for authorize signor, xxxxxx. However, provide HUD/GSA/LDP for xxxxxx. Exception remains.

Reviewer Comment (2025-02-19): Received OFAC search. Provide HUD/GSA/LDP or updated fraud report, Fraud and OFAC run on the seller. Exception remains.

Reviewer Comment (2025-02-14): Received Fraud Report however OFAC search is not run on seller xxxxxx. Exception remains.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829122	xxxxxx	32793214	xxxxxx	02/11/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-14): Received E-Sign Consent Agreement. Exception cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829122	xxxxxx	32793323	xxxxxx	02/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Please provide 2 months rent $1,220.00 receipt from the investment property (xxxxxx).	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829122	xxxxxx	32793355	xxxxxx	02/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Please provide 2 months rent $2,685.00 receipt from the investment property (xxxxxx).	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829122	xxxxxx	32793374	xxxxxx	02/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Please provide proof of 2 months rent $3,355.00 receipt from the investment property (xxxxxx).	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829122	xxxxxx	32793429	xxxxxx	02/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other, Tax Verification	Please provide proof of 2 months rent $3,045.00 receipt from the investment property (xxxxxx), Tax certificate, Insurance policy and HOA document (if applicable).	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-27): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-27): Received taxes, insurance and the property does not have HOA Reviewer Comment (2025-02-25): Waived in error. The exception is for rents only. The condition is also calling for TIA documents. Reviewer Comment (2025-02-19): Received LOX from lender regarding the total rental income received on the bank statement. However the bank statement reflects an inconsistent rental deposits due to that unable to identify the exact rental income for each properties. Exception remains.			02/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829122	xxxxxx	32793478	xxxxxx	02/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Other, Statement, Tax Verification	Please provide mortgage statement, Taxes, Insurance, HOA (if applicable) to verify the PITIA for the investment property (xxxxxx). Also, provide the 12 month housing history (unclear if just recently acquired).	Reviewer Comment (2025-03-12): Received Bank statement reflecting, borrower draw funds from HELOC on xxxxxx . Exception cleared.

Reviewer Comment (2025-03-07): Received Line of credit reflecting borrower withdrawal of $185,000, document provided is from xxxxxx lending. Provide document from xxxxxx. Exception remains.

Reviewer Comment (2025-03-06): The Line of credit with xxxxxx with limit $xxxxxx is associated with the property located xxxxxx. However credit report reflect balance and payment as $0. Provide the evidence of mortgage payment along with housing history since borrower withdrawn the fund and final 1003 reflects mortgage payment in amount of $1,776. Exception remains.

Reviewer Comment (2025-03-03): Received Tax document and proof of free and clear. Provide the updated 1003 and 1008 removing the REO debt reflecting on the 1003 - REO section. Exception remains.

Reviewer Comment (2025-02-27): Received the same documents which were provided earlier. If the loan xxxxxx recently acquired on property "xxxxxx", provide a copy of Note, Tax certificate and HOA statement to verify the PITA. OR
If the loan is not recently acquired then provide VOM, tax certificate and HOA statement to determine the PITIA along with 6 months of mortgage payment history. Exception remains.

Reviewer Comment (2025-02-19): Received LOE processor certificate, stating mortgage statement attached. However, received OFAC search and bank statement. Provide mortgage statement, if taxes and insurance are not escrowed then required documents of taxes and insurance. If there is an HOA on the property, then require evidence for the same. Also, provide housing history since Final 1003 reflects mortgage payment in amount of $1,776 and credit report reflects balance and payment as $0 with DLA of xxxxxx 23. Exception remains.
															03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829122	xxxxxx	32811179	xxxxxx	02/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan was qualified using 100% of each lease for qualifying which guidelines do not state is allowed.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829134	xxxxxx	32852646	xxxxxx	02/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Business Purpose Cert		Reviewer Comment (2025-02-28): BP Cert provided	02/28/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32819917	xxxxxx	02/14/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.18037% or Final Disclosure APR of 10.18100% is equal to or greater than the threshold of APOR 6.98% + 1.5%, or 8.48000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the xxxxxx and xxxxxx appraisal were delivered to the borrower. The xxxxxx appraisal must be delivered within 3 business days prior to closing		Reviewer Comment (2025-02-26): Delivery provided Reviewer Comment (2025-02-21): Delivery provided for the xxxxxx . Pending receipt of delivery the xxxxxx appraisal.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32819918	xxxxxx	02/14/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL HPML Appraisal Not Obtained Prior to Closing Test	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.	Appraisal in file is dated post-close.		Reviewer Comment (2025-02-19): Prelim appraisal provided dated prior to closing	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32819919	xxxxxx	02/14/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-26): Delivery provided Reviewer Comment (2025-02-21): Delivery provided for the xxxxxx . Pending receipt of delivery the xxxxxx appraisal.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32819921	xxxxxx	02/14/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2025-02-12): Client elects to waive			02/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32819922	xxxxxx	02/14/2025	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 10.18037% or Final Disclosure APR of 10.18100% is equal to or greater than the threshold of APOR 6.98% + 1.5%, or 8.48000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2025-02-12): Client elects to waive			02/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32819924	xxxxxx	02/14/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Lender cure of $15.00 is reflecting on final CD.		Reviewer Comment (2025-02-10): Sufficient Cure Provided At Closing		02/10/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829139	xxxxxx	32824673	xxxxxx	02/14/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-19): Prelim appraisal provided	02/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32824722	xxxxxx	02/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide VOR for property on xxxxxx from xxxxxx to present for xxxxxx. If from a private/non-institutional landlord, pay history will also be required. VOR in file is from previous rental on xxxxxx.	Reviewer Comment (2025-02-27): Received corrected 1003, VOR and pay history. Exception cleared.

Reviewer Comment (2025-02-20): 1003 reflects rent in amount of $1,300, whereas VOR reflects rent amount as $1,850 for the property located at xxxxxx that is borrower's previous primary residence. The current primary residence located at xxxxxx reflects rent amount as $1,850 on 1003 and the file is missing VOR. if the amount listed on 1003 is incorrect provide corrected 1003 along with VOR for  previous rental on xxxxxx. If from a private/non-institutional landlord, pay history will also be required. Exception remains.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32896901	xxxxxx	02/19/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Client:24856 xxxxxx			Reviewer Comment (2025-02-21): Delivery provided	02/21/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829139	xxxxxx	32933298	xxxxxx	02/26/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-26): Client elects to waive			02/26/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829149	xxxxxx	32667998	xxxxxx	01/24/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-01-27): Prelim appraisal provided	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829149	xxxxxx	32697786	xxxxxx	01/24/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity. The OA was provided but an OA is a borrower generated document.		Reviewer Comment (2025-01-28): Received Business Entity Listing. Exception cleared.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829173	xxxxxx	32714794	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-05): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2025-02-04): Received OFAC search run on company. Provide Fraud and OFAC run on individual settlement agent, xxxxxx. Exception remains.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829195	xxxxxx	32723715	xxxxxx	02/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		As per the guidelines, Credit refresh is required no more than 10 days prior to loan closing or at any time after closing.		Reviewer Comment (2025-02-05): Received Credit Gap Report. Exception cleared.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829214	xxxxxx	32837122	xxxxxx	02/18/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.		Reviewer Comment (2025-02-19): Received E-sign Consent Agreement. Exception Cleared.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829214	xxxxxx	32837212	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-02-17): Client elects to waive			02/17/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829214	xxxxxx	32837244	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $377,940.67 is over disclosed by $306.00 compared to the calculated Amount Financed of $377,634.67 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $377,940.67 is over disclosed by $306.00 compared to the calculated Amount Financed of $377,634.67. The appraisal management fee was not included.	Reviewer Comment (2025-03-03): SitusAMC received lender attestation on the services provided for AMC which were primarily appraisal review services

Reviewer Comment (2025-02-27): Based on the xxxxxx response, the AMC fee is primarily for selecting the appraiser, managing the appraisal process and delivery process which would not fall into the 4(c)(7) exclusion.  The verification and quality checks would be viable and excludable. If fee breakdown can be provided for the above SitusAMC would re-test.  Otherwise is seems that the primary fee purpose of the AMC fee is not excludable and cure is required.
															03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829214	xxxxxx	32837245	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $794,023.92 is under disclosed by $306.00 compared to the calculated Finance Charge of $794,329.92 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $794,023.92 is under disclosed by $306.00 compared to the calculated Finance Charge of $794,329.92. The appraisal management fee was not included.	Reviewer Comment (2025-03-03): SitusAMC received lender attestation on the services provided for AMC which were primarily appraisal review services

Reviewer Comment (2025-02-27): Based on the xxxxxx response, the AMC fee is primarily for selecting the appraiser, managing the appraisal process and delivery process which would not fall into the 4(c)(7) exclusion.  The verification and quality checks would be viable and excludable. If fee breakdown can be provided for the above SitusAMC would re-test.  Otherwise is seems that the primary fee purpose of the AMC fee is not excludable and cure is required.
															03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829243	xxxxxx	32834024	xxxxxx	02/17/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The Credit and Background Authorization is missing.		Reviewer Comment (2025-02-25): Authorization provided Reviewer Comment (2025-02-24): The Borrower's Cert is not the4 same credit and background authorization	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829243	xxxxxx	32834042	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent is missing.		Reviewer Comment (2025-02-24): Wire ticket provided	02/24/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829243	xxxxxx	32849775	xxxxxx	02/17/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Settlement Agents). However, OFAC search is run only on Borrowers. Provide OFAC search run on Loan Officers, Appraisers, Settlement Agents.		Reviewer Comment (2025-02-24): Received OFAC search run on Loan Officers, Appraisers, Settlement Agents. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829261	xxxxxx	32816574	xxxxxx	02/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx.		Reviewer Comment (2025-02-14): Received updated Fraud Report reflecting search run for Settlement Agent (xxxxxx). Exception Cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829282	xxxxxx	32792006	xxxxxx	02/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final closing statement in file is not stamped certified. Provide the final stamped certified closing statement that matches the reduction in cash to close on the PC-CD (needed for reserve requirements to be met).		Reviewer Comment (2025-02-11): Final stamped settlement statement provided which matches PC-CD.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829287	xxxxxx	32902593	xxxxxx	02/26/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Investor exception in file for 75% LTV on short term rental cash out refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-02-24): Client elects to waive with verified compensation factors			02/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829287	xxxxxx	32902944	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided				Reviewer Comment (2025-02-27): Received Certificate of Formation. Exception Cleared.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829287	xxxxxx	32903201	xxxxxx	02/26/2025	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		Based on investor exception provided, a 1007 with STR was also provided.		Reviewer Comment (2025-02-27): Received most recent 12-months rental Income history statement which is acceptable as per guidelines. Exception Cleared.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829287	xxxxxx	32918675	xxxxxx	02/26/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to utilize the higher STR to qualify the loan.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-02-24): Client elects to waive with verified compensation factors			02/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829294	xxxxxx	32772693	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud search not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-10): Received Fraud and OFAC search run on settlement agent, xxxxxx. Along with SAM search. Exception cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829301	xxxxxx	32843372	xxxxxx	02/19/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI, Flood Insurance and RCE reflect city of xxxxxx.		Reviewer Comment (2025-02-27): Received corrected Flood Insurance document. Exception cleared. Reviewer Comment (2025-02-25): Received HOI and RCE document with corrected address. Provide Flood Insurance document with corrected address. Exception remains.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829306	xxxxxx	32812098	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Please provide Business Purpose Certificate as the loan transaction is purchase of investment property.		Reviewer Comment (2025-02-19): Received Business Purpose Certificate. Exception cleared.	02/19/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829307	xxxxxx	32919443	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud report was not run on the Settlement Agent, xxxxxx.		Reviewer Comment (2025-03-04): The comprehensive report is the fraud report. Provided for Settlement Agent xxxxxx. Global Watchlist is the OFAC. Reviewer Comment (2025-03-03): Received Background Check. Provide Fraud report and OFAC search run on the Settlement Agent, xxxxxx. Exception remains.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829307	xxxxxx	32919485	xxxxxx	02/26/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Trust, only the Trustee.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-24): Client elects to waive			02/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829308	xxxxxx	32754891	xxxxxx	02/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-02-11): Prelim provided	02/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829308	xxxxxx	32754958	xxxxxx	02/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-11): Approval provided	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829308	xxxxxx	32788860	xxxxxx	02/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC reflects fee was disclosed on xxxxxx, however appraisal was completed subject to on xxxxxx Fee was not disclosed within 3 days of discovery.		Reviewer Comment (2025-02-20): SitusAMC received LOE in support of COC dated xxxxxx .	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829340	xxxxxx	32809212	xxxxxx	02/12/2025	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		$20,000 exceeds the max of $14,714.70. Purchase priced reduced by value. Investor exception is still required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829340	xxxxxx	32818212	xxxxxx	02/12/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the appraisal prior to any updates. Addendum states signature date was updated to xxxxxx to coincide with requested changes.		Reviewer Comment (2025-02-14): Per addendum, the appraisal dates remained the same and time was just updated. Prelim provided Reviewer Comment (2025-02-14): The same appraisal was provided that was in file at time of review. Provide the appraisal prior to any updates. Addendum states signature date was updated to xxxxxx to coincide with requested changes.	02/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829340	xxxxxx	32818300	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on all participants: Borrowers/Guarantors, Property Sellers, Settlement Agents		Reviewer Comment (2025-02-14): Received Fraud and OFAC searches run on all participants: Borrowers/Guarantors, Property Sellers, Settlement Agents. Exception cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32895534	xxxxxx	02/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx and the file contains appraisal with completion date xxxxxx and xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-27): Received the corresponding appraisal dated xxxxxx . Exception cleared.	02/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32895536	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Required Corporate Resolution for xxxxxx.		Reviewer Comment (2025-03-05): Per the OA for xxxxxx, it states no UC is required to bind company and majority member LLC, which the Guarantors are 100% owner of, act as managers on behalf for the company. Reviewer Comment (2025-02-28): The condition cannot be waived. This is just the hard coded condition for Corporate Resolution. Provide the Unanimous Consent.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32895543	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Article of Organization is missing for xxxxxx, xxxxxx & xxxxxx.		Reviewer Comment (2025-03-03): Received Article of Organization for xxxxxx & xxxxxx. Exception cleared. Reviewer Comment (2025-02-27): We have Operating Agreement in file. Provide filed Articles of Organization/Formation for xxxxxx & xxxxxx. Exception remains.	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32895549	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		xxxxxx is not listed on the Personal Guaranty as guarantor on page 1 (although they signed the document).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-26): The updated GA agreement is dated post close. Guidelines require the document to be signed at closing. Investor to advise if they are accepting the corrected GA agreement dated post-close adding GA to page 1.			03/05/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32895579	xxxxxx	02/25/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate does not reflect unit number xxxxxx VS note reflects Unit xxxxxx.		Reviewer Comment (2025-02-26): Corrected flood cert provided	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32911485	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for entity layering. File is going to close under xxxxxx. xxxxxx is owned 100% by xxxxxx. xxxxxx owns 95 % of xxxxxx. Guarantors own 100% of xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32911545	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD has a disbursement date prior to the consummation date.		Reviewer Comment (2025-02-26): Final stamped SS provided with updated disbursement date of xxxxxx	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829349	xxxxxx	32911588	xxxxxx	02/25/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	HO6: Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2025-02-26): Final stamped SS provided with updated disbursement date of xxxxxx Reviewer Comment (2025-02-26): Provided post-CD is a lender generated document. The final signed/ stamped certified settlement statement is required to verify the disbursement date. Exception remains.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829371	xxxxxx	32790968	xxxxxx	02/10/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects Unit as xxxxxx vs xxxxxx as per Note.		Reviewer Comment (2025-02-13): Updated flood cert provided	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829371	xxxxxx	32791841	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-02-13): HOA questionnaire provided	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829380	xxxxxx	32794111	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-21): Received Fraud and OFAC searches not run on settlement agent, xxxxxx. Exception cleared.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829380	xxxxxx	32794113	xxxxxx	02/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx , as well as there is an appraisal delivery receipt in file dated xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-19): Prelim report provided	02/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829380	xxxxxx	32794179	xxxxxx	02/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects xxxxxx vs Note reflects xxxxxx		Reviewer Comment (2025-02-13): Received corrected HOI policy. Exception cleared.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829380	xxxxxx	32798864	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrower only.		Reviewer Comment (2025-02-25): Affidavit of death of spouse provided - listed on title for subject property. Reviewer Comment (2025-02-13): Death Certificate in file however we require the deed transferring the property to the borrower only. Exception remains.	02/25/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829390	xxxxxx	32826870	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception given for borrower's self employment history. The borrower was xxxxxx in 2023. Beginning in 2024, the business/ restaurant concept was changed to xxxxxx, while remaining at the same location. A new business filling was created for xxxxxx.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-13): Client elects to waive with verified compensation factors			02/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829390	xxxxxx	32842085	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the 1003, borrower's primary residence is xxxxxx, however per VOR the address is xxxxxx. Provide the updated VOR or 1003, whichever is correct.		Reviewer Comment (2025-02-24): Updated VOR provided	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829416	xxxxxx	32665444	xxxxxx	01/24/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-10): FTP provided	02/10/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	829416	xxxxxx	32665447	xxxxxx	01/24/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-02-07): Received CDA. Exception cleared.	02/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	829416	xxxxxx	32665790	xxxxxx	01/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2025-02-10): Clear FTP provided	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	829416	xxxxxx	32696995	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Investment property in Sections 1 and 2 not checked.		Reviewer Comment (2025-02-11): Received updated Occupancy Certificate with the box checked on Investment Property in Sections 1 and 2. Exception Cleared. Reviewer Comment (2025-02-10): The updated NOO is not for the subject property Reviewer Comment (2025-02-07): The document requested is for Occupancy Certificate Check box is not checked on the Investment property. Provide updated Occupancy Certificate. Exception remains.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	829418	xxxxxx	32921197	xxxxxx	02/27/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Correct final 1003 to reflect current address as No primary housing per fraud report.		Reviewer Comment (2025-03-04): Received corrected 1003. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829431	xxxxxx	32665562	xxxxxx	01/24/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2025-01-29): Updated HOI provided	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829431	xxxxxx	32665569	xxxxxx	01/24/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx is missing from address		Reviewer Comment (2025-01-29): Updated flood cert provided	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829440	xxxxxx	32842180	xxxxxx	02/18/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.69473% exceeds Guideline total debt ratio of 50.00000%.	The lender qualified the income at $24,447.61, however actual qualifying income is $20,840.74. Per the income worksheet, the lender qualified the borrower with a RSU which, per guidelines, it not eligible for asset utilization.		Reviewer Comment (2025-02-26): Per client clarification, the income used for asset utilization does not have to be reduced by the down payment if borrower has other accounts to cover the funds. After recalculation, DTI is now within guidelines. Reviewer Comment (2025-02-21): Per guidelines, section 2.7.11.5, bullet point 2, reflects privately traded or restricted and/or non vested stocks are not eligible. The guidelines state restricted stocks. RSU=Restricted Stock Units. If this is not how the guidelines are interpreted, then the investor will need to reach out via email and advise.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829440	xxxxxx	32842209	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The lender qualified the income at $24,447.61, however actual qualifying income is $20,840.74. Per the income worksheet, the lender qualified the borrower with a RSU which, per guidelines, it not eligible for asset utilization.		Reviewer Comment (2025-02-26): Per client clarification, the income used for asset utilization does not have to be reduced by the down payment if borrower has other accounts to cover the funds. After recalculation, DTI is now within guidelines. Reviewer Comment (2025-02-21): Per guidelines, section 2.7.11.5, bullet point 2, reflects privately traded or restricted and/or non vested stocks are not eligible. The guidelines state restricted stocks. RSU=Restricted Stock Units. If this is not how the guidelines are interpreted, then the investor will need to reach out via email and advise.	02/26/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829440	xxxxxx	32842211	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The lender qualified the income at $24,447.61, however actual qualifying income is $20,840.74. Per the income worksheet, the lender qualified the borrower with a RSU which, per guidelines, it not eligible for asset utilization.		Reviewer Comment (2025-02-26): Per client clarification, the income used for asset utilization does not have to be reduced by the down payment if borrower has other accounts to cover the funds. After recalculation, DTI is now within guidelines. Reviewer Comment (2025-02-21): Per guidelines, section 2.7.11.5, bullet point 2, reflects privately traded or restricted and/or non vested stocks are not eligible. The guidelines state restricted stocks. RSU=Restricted Stock Units. If this is not how the guidelines are interpreted, then the investor will need to reach out via email and advise.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829440	xxxxxx	32842212	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.69473% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The lender qualified the income at $24,447.61, however actual qualifying income is $20,840.74. Per the income worksheet, the lender qualified the borrower with a RSU which, per guidelines, it not eligible for asset utilization.		Reviewer Comment (2025-02-26): Per client clarification, the income used for asset utilization does not have to be reduced by the down payment if borrower has other accounts to cover the funds. After recalculation, DTI is now within guidelines. Reviewer Comment (2025-02-21): Per guidelines, section 2.7.11.5, bullet point 2, reflects privately traded or restricted and/or non vested stocks are not eligible. The guidelines state restricted stocks. RSU=Restricted Stock Units. If this is not how the guidelines are interpreted, then the investor will need to reach out via email and advise.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829440	xxxxxx	32842222	xxxxxx	02/18/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements	Provide the missing month bank statement for the following accounts as minimum 3 months of bank statements are required to use for Asset Utilization as per the guide: 1. Provide most recent bank statement for xxxxxx to cover 3 months of period and an additional 2 months for xxxxxx 2. Provide most recent bank statement for xxxxxx to cover 3 months of period. 3. Provide bank statements for xxxxxx for the month xxxxxx & xxxxxx. 4. Provide bank statement for xxxxxx 401K covering the month xxxxxx 24.		Reviewer Comment (2025-02-26): Per client request, removed all accounts from asset utilization. Per guidelines, to just use for assets and not income, only 1 month statement is required. Reviewer Comment (2025-02-21): All accounts there are mentioned on original condition needs to be utilized, after utilizing all accounts still DTI is more than 50%. Therefore provide the documents requested on the original condition. Exception remains.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829440	xxxxxx	32842284	xxxxxx	02/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx; settlement agent, xxxxxx.		Reviewer Comment (2025-02-20): Received Fraud and OFAC searches run on seller, xxxxxx; settlement agent, xxxxxx. Exception cleared.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829440	xxxxxx	32859476	xxxxxx	02/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Final 1003 does not include all of the borrower's properties in the REO section. Sufficient docs were provided to omit payment on xxxxxx and verify sale of xxxxxx, but the omission of the other properties on the initial 1003 are unexplained.		Reviewer Comment (2025-02-20): Received Final Closing Statement. Exception cleared.	02/20/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829440	xxxxxx	32859743	xxxxxx	02/18/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the property is free and clear via a property profile report or similar.		Reviewer Comment (2025-02-26): Release provided for $4,481 lien which was part of a CEMA. Reviewer Comment (2025-02-20): As per credit report mortgage lien for $xxxxxx and $ $xxxxxx is paid in full but it does not reflect $$xxxxx lien was released. Exception remains.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829441	xxxxxx	32750093	xxxxxx	02/05/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-02-10): Updated appraisal provided to as-is with comments from appraiser stating house was staged, construction was completed and lease agreement provided post-close.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829441	xxxxxx	32750481	xxxxxx	02/05/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-24): Investor would like to waive. Assigned to investor. Reviewer Comment (2025-02-10): Appraisal provided post-review, in comments, indicates a lease was provided. Provide the lease agreement.			02/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829441	xxxxxx	32750482	xxxxxx	02/05/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-02-24): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx. Exception cleared. Reviewer Comment (2025-02-07): All parties to the transaction were not included. The Settlement Agent (xxxxxx) is missing. Exception remains.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829441	xxxxxx	32750588	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade to Settlement Agent.		Reviewer Comment (2025-02-07): Wire Trade Ticket provided. Exception Cleared.	02/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829511	xxxxxx	32943780	xxxxxx	03/05/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $150,000.00 is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-10): Supplement provided	03/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829511	xxxxxx	32962488	xxxxxx	03/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: Address is listed as xxxxxx vs Unit xxxxxx.		Reviewer Comment (2025-03-10): Supplement provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829522	xxxxxx	32849318	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Filing receipt only provided.		Reviewer Comment (2025-02-18): Filed Articles provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829528	xxxxxx	32803731	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx		Reviewer Comment (2025-02-14): SitusAMC received initial CD.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829528	xxxxxx	32803732	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	SSPL Document is missing from the file.		Reviewer Comment (2025-02-18): SitusAMC received SSPL	02/18/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829528	xxxxxx	32803733	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,211.60 exceeds tolerance of $2,187.00 plus 10% or $2,405.70. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $3,136.60 exceeds tolerance of $2,187.00 plus 10% or $2,405.70. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-02-18): SitusAMC received SSPL Reviewer Comment (2025-02-14): SitusAMC received CD and LEs. However,we would also require SSPl in order to re-verify the title fees .Also, the recording fee increased from $47 to $50 on CD dated xxxxxx . Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829528	xxxxxx	32824510	xxxxxx	02/12/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	1) All CPA letters, including expense ratio in file are not signed and dated by the CPA. 2) Per the CPA, the business experienced a name change only. Provide the Articles to support name change as the business being used to qualify must be active for 2+ years as well as the business bank statements reflect the old name.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-02-26): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-25): Docusign was provided, however please review comments form 2/21: All letters are signed and dated post-close and not acceptable. In addition, item #2 was not provided either from the original condition.:

Reviewer Comment (2025-02-21): All letters are signed and dated post-close and not acceptable. Further, documents were e-signed with no docusign attached. In addition, item #2 was not provided either from the original condition.

Reviewer Comment (2025-02-17): The UW addendum does not clear this condition. The original condition's requirements must be met
																	02/26/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829547	xxxxxx	32850871	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-17): DI received dated xxxxxx: No Damage			02/17/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829547	xxxxxx	32851095	xxxxxx	02/19/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $865,814.44 is greater than Guideline total cash-out of $750,000.00.	Lender Exception in file for the Cash-out exceeding $750,000. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-25): The investor is the only one that can waive conditions. Reach out to the investor for waiver.			02/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829547	xxxxxx	32860391	xxxxxx	02/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $885.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The COC reflects a second appraisal fee was added due to loan amount increase, however, the loan amount only increased from xxxxxx to xxxxxx. Per guidelines, a second appraisal is required for loan amounts >$2MIL.		Reviewer Comment (2025-02-21): SitusAMC received LOX for rebuttal response with supporting documents.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829547	xxxxxx	32860392	xxxxxx	02/19/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Original senior lien holder is the same as the current lender.		Reviewer Comment (2025-02-17): Client elects to waive			02/17/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829568	xxxxxx	32929835	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-04): Received Fraud and OFAC search for settlement agent xxxxxx. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829568	xxxxxx	32942436	xxxxxx	03/03/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects a Unit number.		Reviewer Comment (2025-03-11): Updated appraisal provided	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829572	xxxxxx	32715962	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		Provided the citizenship affidavit for xxxxxx and xxxxxx.		Reviewer Comment (2025-02-05): Per client, overlay provided back on xxxxxx is no longer valid and updated guidelines for 2024 apply which only requires the affidavit on purchases for FN in FL.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829572	xxxxxx	32716078	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Per guidelines, the Note is required to have a wet signature. Currently e-signed.		Reviewer Comment (2025-02-05): Wet signed Note provided	02/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829572	xxxxxx	32716094	xxxxxx	01/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	VOM and copy of original Note provided for the subject property. Provide the payoff and 6 month borrower pay history.	Reviewer Comment (2025-02-12): Received Payoff and Pay history. Exception cleared.

Reviewer Comment (2025-02-11): Received Payoff and 2 months of borrower pay history for xxxxxx and xxxxxx 24. Provide 4 month borrower pay history. Exception remains.

Reviewer Comment (2025-02-05): Received VOM and copy of Note, that was already provided at the time of review. Provide payoff and 6 month borrower pay history for the subject property. Exception remains.

Reviewer Comment (2025-02-03): Received VOM and copy of Note, that was already provided at the time of review. Provide e payoff and 6 month borrower pay history for the subject property. Exception remains.
															02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829572	xxxxxx	32716130	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003 for xxxxxx. Citizenship not provided. Non-Perm Resident per VISA and primary address in the xxxxxx.		Reviewer Comment (2025-02-03): Received updated 1003 reflecting borrower non-permanent resident alien. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829572	xxxxxx	32716153	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the 1003, xxxxxx lives in the xxxxxx. Therefore, considered a Non-Perm Resident. 1) VISA Type F1 in file. EAD card not provided. The following VISA types are acceptable: E-1, E-2, E-3, G-1 through G-5, H-1B, L-1A, L-1B, O-1, R-1. 2) Credit Report not provided for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829573	xxxxxx	32865165	xxxxxx	02/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx.		Reviewer Comment (2025-02-25): Received Fraud report. Fraud and OFAC searches run on Seller xxxxxx. Exception cleared.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829612	xxxxxx	32741756	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized member, xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2025-02-10): Receive Fraud and OFAC search run on seller. Exception cleared. Reviewer Comment (2025-02-06): Received Fraud and OFAC search run on settlement agent, xxxxxx. Provide Fraud and OFAC search run on seller authorized member, xxxxxx. Exception remains.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829612	xxxxxx	32778763	xxxxxx	02/05/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence is free and clear. The property profile report reflects a lien for $820,000 that does not report on the credit report and no evidence of release was provided.		Reviewer Comment (2025-02-06): Received Note document wherein borrower is not obligated for mortgage payment. Exception cleared.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829652	xxxxxx	32819548	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Less than 50% of the total units are sold/conveyed - Investor exception in file	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors			02/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829652	xxxxxx	32819559	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Less than 50% of the units are Owner Occupied - Investor exception in file	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with verified compensation factors			02/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829652	xxxxxx	32819574	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For condominium projects consisting of five or more units, single entity ownership is limited to 20% of the project. 1 investor owns all xxxxxx with active listings.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829652	xxxxxx	32819609	xxxxxx	02/12/2025	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		$10,000 > $ $7,650 % max (3% of purchase price). Qualifying amount was not reduced.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829655	xxxxxx	32834533	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request for less than 50% total units sold/conveyed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-13): Client elects to waive with verified compensation factors			02/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829655	xxxxxx	32834655	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request for less than 40% of the units are owner occupied.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-13): Client elects to waive with verified compensation factors			02/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829655	xxxxxx	32844325	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For condominium projects consisting of five or more units, single entity ownership is limited to 20% of the project. 1 investor owns xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829655	xxxxxx	32844368	xxxxxx	02/17/2025	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		$10,000 seller concessions > $7,650 max. LTV qualifying amount was not reduced by the difference.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829659	xxxxxx	33006379	xxxxxx	03/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 for xxxxxx does not reflect Housing as No Primary, Owned or Rent.		Reviewer Comment (2025-03-14): Updated 1003 provided	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829698	xxxxxx	32842015	xxxxxx	02/19/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-02-24): Clear FTP provided	02/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829698	xxxxxx	32842016	xxxxxx	02/19/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-02-24): FTP provided	02/24/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829698	xxxxxx	32861372	xxxxxx	02/19/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	CPA must provide confirmation business has been in existence for a minimum of two (2) years. The CPA notes the inception date of xxxxxx from xxxxxx but does not verify the start date of the business. Unable to determine 2 year SE.	Reviewer Comment (2025-03-04): Received CPA Letter verifying business was in existence for more than 2 years. Exception cleared.

Reviewer Comment (2025-02-25): The same letter was provided that was previously provided. The CTEC reflects the business' inception was xxxxxx .A look up of the business also reflects started xxxxxx which is < 2 years. The borrower must be SE in the same business for 2 years vs. same line of work.

Reviewer Comment (2025-02-24): The same letter was provided that was in file at time of review. The preparer must verify 2 years SE in the same business for 2 years vs 1 year. This is a guideline requirement per the P&L program.
															03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829702	xxxxxx	32794870	xxxxxx	02/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	The loan file is missing Seller CD.		Reviewer Comment (2025-02-14): SitusAMC received Seller CD	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829704	xxxxxx	32922178	xxxxxx	02/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade ticket to settlement agent		Reviewer Comment (2025-03-04): Received Wire Trade ticket to settlement agent. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829704	xxxxxx	32926210	xxxxxx	02/28/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2025-03-06): Received OFAC search for settlement agent along with Email confirming settlement agent name. Exception cleared. Reviewer Comment (2025-03-04): Received Fraud and OFAC SDN Name screening for Borrower, appraiser and Loan Officer. Provide OFAC SDN Name screening for Settlement Agents as unable to verify with signature provided on the document. Exception remains.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829719	xxxxxx	32754132	xxxxxx	02/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire trade ticket to settlement agent.		Reviewer Comment (2025-02-17): Received Wire trade ticket to settlement agent. Exception cleared.	02/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829719	xxxxxx	32754203	xxxxxx	02/05/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The file is missing Background and Credit Card Authorization document.		Reviewer Comment (2025-02-07): CC provided	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829719	xxxxxx	32754305	xxxxxx	02/05/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-25): FTP provided	02/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829719	xxxxxx	32754381	xxxxxx	02/05/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-02-07): OFAC received for all parties related to the transaction. Exception Cleared.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829719	xxxxxx	32779990	xxxxxx	02/05/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraiser notes the property was listed for xxxxxx and to see the xxxxxx Archive attached. Document was not attached.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829719	xxxxxx	32780123	xxxxxx	02/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is blanket lien on title as well as a city lien in which a lesser payment than reflected was paid through closing.		Reviewer Comment (2025-02-25): Clear FTP provided Reviewer Comment (2025-02-17): Received release of lien for blanket policy, however no documents were provided for the City/Town of xxxxxx, for xxxxxx. Lien was not paid through closing. Provide the clear final title policy. Reviewer Comment (2025-02-07): The same title policy was provided that was in file at time of review. Please review the original condition. Provide the clear title policy. There is blanket lien on title as well as a xxxxxx in which a lesser payment than reflected was paid through closing.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829724	xxxxxx	32790690	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $995.00 exceeds tolerance of $950.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-02-05): Sufficient Cure Provided At Closing		02/05/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829724	xxxxxx	32790691	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $995.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)			Reviewer Comment (2025-02-05): Sufficient Cure Provided At Closing		02/05/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829724	xxxxxx	32791019	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Authorized agent of the Selling Entity, xxxxxx.		Reviewer Comment (2025-02-11): Received updated Fraud Report. Fraud and OFAC ran on the Authorized agent of the Selling Entity. Exception cleared.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829750	xxxxxx	32845082	xxxxxx	02/19/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Per the borrower LOE and Lease agreement, the borrowers are the owners of this property. Provide Mortgage Statement to verify the PITIA for the property as well as 12 month housing history. If taxes and insurance are not escrowed then provide evidence of taxes, insurance and HOA (if applicable). If the property is free and clear then provide supporting documents to verify the same.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-25): The only thing provided was a map of the property at xxxxxx which reflects xxxxxx on the side. Provide the property profile xxxxxx for review. Reviewer Comment (2025-02-24): Evidence would need to be provided that these addresses are one in the same and that one consists of the ADU.			02/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829750	xxxxxx	32849400	xxxxxx	02/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception: Borrower is receiving 100% pay due to an industrial accident from xxxxxx to present. (Employer confirmed). Allowing the use of 100% monthly income even when YTD does not support on the WVOE.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-17): Client elects to waive with verified compensation factors			02/17/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829750	xxxxxx	32849784	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller trustee, xxxxxx, was not included in the report.		Reviewer Comment (2025-02-24): Received Fraud and OFAC search run on seller trustee, xxxxxx. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829750	xxxxxx	32860685	xxxxxx	02/19/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The statement reflects only $104 in escrows collected which is the MIP only for the property. Taxes provided in file. Provide evidence of insurance.		Reviewer Comment (2025-02-24): HOI provided	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829750	xxxxxx	32897720	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-24): Appraisal updates received dated xxxxxx: No Damage			02/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829756	xxxxxx	32801244	xxxxxx	02/11/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor exception for xxxxxx xxxxxx Balances in the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-07): Client elects to waive with verified compensation factors			02/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829756	xxxxxx	32811538	xxxxxx	02/11/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	The high risk red flag was not cleared.		Reviewer Comment (2025-02-14): Cleared report provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829790	xxxxxx	32956658	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-04): Client elects to waive			03/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829790	xxxxxx	32956661	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-03-10): Client elects to waive. Appraisal comments made xxxxxx: No Damage Reviewer Comment (2025-03-07): Could not locate any comments from the appraiser regarding no damage due to the recent disaster.			03/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829811	xxxxxx	32983961	xxxxxx	03/10/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-11): E-Consent provided	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829811	xxxxxx	32986038	xxxxxx	03/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file. Guidelines require using 5% of HELOC balance in DTI for HELOC not reporting on credit. Using actual payment as verified by closing documents.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-06): Client elects to waive with verified compensation factors			03/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829811	xxxxxx	32989367	xxxxxx	03/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The 2022/2023 personal returns are not signed and dated by the borrower.		Reviewer Comment (2025-03-11): Signed and dated 1040's provided	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829811	xxxxxx	32989430	xxxxxx	03/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs	When a borrower W2's themself, a YTD paystub is required (xxxxxx).	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-14): Client elects to waive with verified compensation factors			03/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829811	xxxxxx	32989470	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Certificate of Good Standing not provided for Borrowing Entity.		Reviewer Comment (2025-03-11): COGS provided	03/11/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829820	xxxxxx	32800269	xxxxxx	02/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Require corrected Insurance to reflect address as per Note. xxxxxx vs xxxxxx.		Reviewer Comment (2025-02-18): Updated HOI provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829820	xxxxxx	32800286	xxxxxx	02/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-02-18): RCE provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829833	xxxxxx	32852581	xxxxxx	02/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-24): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829834	xxxxxx	32799871	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-13): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception Cleared.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829857	xxxxxx	32902761	xxxxxx	02/26/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-03-06): Received Secondary valuation. Exception cleared. Reviewer Comment (2025-02-27): A secondary valuation is required for securitization. The xxxxxx CU does not reflect a score and xxxxxx CU reflects not eligible for rep and warrant and no score.	03/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829857	xxxxxx	32902837	xxxxxx	02/26/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.73 is less than Guideline PITIA months reserves of 4.00.	Gift funds of $17,000 were already deposited into the borrower's personal account xxxxxx. Therefore backed out as to not to double count.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-27): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-27): The gift funds of $17,000 were deposited into account xxxxxx. Per the updated 1003 provided, the assets considered in account xxxxxx was the full amount of $119,485.46 and a gift of $17,000. The gift was double counted. Cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final xxxxxx ttlement Statement/HUD.			02/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829857	xxxxxx	32902871	xxxxxx	02/26/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to insufficient reserves		Reviewer Comment (2025-02-27): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2025-02-27): The gift funds of $17,000 were deposited into account xxxxxx. Per the updated 1003 provided, the assets considered in account xxxxxx was the full amount of $119,485.46 and a gift of $17,000. The gift was double counted. Cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final xxxxxx ttlement Statement/HUD.	02/27/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829857	xxxxxx	32902872	xxxxxx	02/26/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to insufficient reserves		Reviewer Comment (2025-02-27): Loan has been designated as Non-QM so this exception is no longer valid’ Reviewer Comment (2025-02-27): The gift funds of $17,000 were deposited into account xxxxxx. Per the updated 1003 provided, the assets considered in account xxxxxx was the full amount of $119,485.46 and a gift of $17,000. The gift was double counted. Cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final xxxxxx ttlement Statement/HUD.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829857	xxxxxx	32903556	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-02-27): Received Fraud and OFAC search run on seller, xxxxxx. Exception cleared.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829857	xxxxxx	32920211	xxxxxx	02/26/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-conforming (including grandfathered use) is not allowed. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-24): Client elects to waive with verified compensation factors			02/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829876	xxxxxx	32790384	xxxxxx	02/11/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Master Blanket Flood Insurance and/or Borrower's Independent policy required.		Reviewer Comment (2025-02-13): Received Flood Insurance Policy. Exception cleared.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829876	xxxxxx	32790388	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Master Blanket HOI policy required		Reviewer Comment (2025-02-13): Received Master Blanket HOI policy. Exception cleared.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829876	xxxxxx	32817600	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide evidence of what the ground rents are for leasehold property.		Reviewer Comment (2025-02-14): Evidence of ground rents provided	02/14/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829888	xxxxxx	32930749	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,888.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided		Reviewer Comment (2025-03-10): SitusAMC received LOX stating breakdown for recording and transfer tax fees.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829888	xxxxxx	32947928	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Real Estate Agent, xxxxxx.		Reviewer Comment (2025-03-10): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829904	xxxxxx	32921369	xxxxxx	02/27/2025	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: xxxxxx Issue date: xxxxxx; Received date: xxxxxx; Signed date: xxxxxx	The Final Closing Disclosures have been signed with incorrect signature date. Provide updated Final Closing Disclosures to reflect the correct signature date.		Reviewer Comment (2025-02-25): Client elects to waive			02/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829904	xxxxxx	32929627	xxxxxx	02/27/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The bank statement used for qualifying for January 2024 only covers 6 days xxxxxx to xxxxxx ). Provide the transaction period for xxxxxx to xxxxxx . Additional conditions may apply.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-05): Client elects to waive with verified compensation factors			03/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829910	xxxxxx	32826498	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008 in file is not for the subject property		Reviewer Comment (2025-02-18): Received 1008 with UW name. Exception cleared.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829910	xxxxxx	32826554	xxxxxx	02/17/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA report reflects city of xxxxxx vs Note city as xxxxxx.		Reviewer Comment (2025-02-24): Updated CDA provided	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829910	xxxxxx	32826643	xxxxxx	02/17/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-26): Prelim appraisal provided Reviewer Comment (2025-02-25): All appraisals must be provided for review, regardless of updates. Provide the origination appraisal that was completed prior to the updates being requested dated xxxxxx Reviewer Comment (2025-02-24): Updating the CDA to the most recent appraisal report date does not clear this condition. The original appraisal report prior to any updated dated xxxxxx needs to be provided.	02/26/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829937	xxxxxx	32837587	xxxxxx	02/17/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-02-18): Received OFAC SDN name screening for all parties involved in the transaction. Exception Cleared.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829937	xxxxxx	32850095	xxxxxx	02/17/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The flood insurance address reflects xxxxxx at the end of the address.		Reviewer Comment (2025-02-26): Received Flood Insurance with corrected address. Exception cleared.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829951	xxxxxx	32942012	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-11): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829980	xxxxxx	32825277	xxxxxx	02/17/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 does not reflect Mortgage information for property located at xxxxxx.		Reviewer Comment (2025-02-21): Received corrected 1003. Exception cleared. Reviewer Comment (2025-02-19): Received documents reflecting xxxxxx refinanced with xxxxxx, however the 1003 still needs to be updated. The payment reflected for the monthly payment is $668.47 vs $3,668.47 for the P&I. Taxes and Insurance should also be included. Reviewer Comment (2025-02-18): The mortgage information listed is not accurate. The mortgages for this property are with xxxxxx for $4,200/month P&I and xxxxxx (transfer to xxxxxx) for $3,668.47/month P&I.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829983	xxxxxx	32834113	xxxxxx	02/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor approval in file for primary Mortgage has a deferred balance and cannot document the exact date of the deferral, but borrower LOE states the modification was prior to 2023.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-14): Client elects to waive with verified compensation factors			02/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829983	xxxxxx	32834128	xxxxxx	02/17/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-02-20): Received Title Supplement with coverage amount. Exception cleared.	02/20/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829983	xxxxxx	32834351	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-18): Approval provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830004	xxxxxx	32862406	xxxxxx	02/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		There is a delivery confirmation in file that reflects an appraisal was delivered on xxxxxx . Appraisal in file is dated xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-24): Prelim report provided	02/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830004	xxxxxx	32887149	xxxxxx	02/21/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Two sets of bank statements were used to qualify the borrower from two separate accounts to make up 12 months. There is no explanation provided as to if the xxxxxx was closed and new xxxxxx account opened.		Reviewer Comment (2025-02-27): Received letter from borrower that the xxxxxx was closed and new xxxxxx account opened. Exception cleared.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830032	xxxxxx	32895036	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement agent, xxxxxx, is missing.		Reviewer Comment (2025-02-27): Received Fraud and OFAC search run on the Settlement agent, xxxxxx. Exception cleared.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830039	xxxxxx	32903918	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-27): Client elects to waive. Appraisal comments xxxxxx: No Damage			02/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830039	xxxxxx	32903980	xxxxxx	02/26/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-03-03): SitusAMC received proof of receipt.	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830039	xxxxxx	32903981	xxxxxx	02/26/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of $35.00 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower. (7539)	Cure nor valid COC provided		Reviewer Comment (2025-03-12): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		03/12/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830039	xxxxxx	32909614	xxxxxx	02/26/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal/CDA: City does not match Note		Reviewer Comment (2025-03-11): Updated appraisal and CDA provided	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830050	xxxxxx	32827824	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Blanket HOI is missing from the loan file.		Reviewer Comment (2025-02-18): Received Master HOI. Exception cleared.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830050	xxxxxx	32841927	xxxxxx	02/17/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Per overlays, large deposits > 100% of the borrower's income into the borrower's personal account must be sourced. The starting balance for xxxxxx reflects $7,649.65 and ending balance $99,007.12. Deposits $109,937 into account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors			02/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830201	xxxxxx	32929552	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2025-03-05): Received HOI Policy. Exception cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830201	xxxxxx	32929576	xxxxxx	03/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the Perm Resident Card for xxxxxx.		Reviewer Comment (2025-03-06): Received Perm Resident Card for xxxxxx. Exception cleared.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830201	xxxxxx	32929577	xxxxxx	03/03/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOR for the borrower's current primary residence. If from a private or non-institutional landlord, 6 months cancelled checks/bank statements will also be required.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-13): Client elects to waive with verified compensation factors			03/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830201	xxxxxx	32929968	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, trustee of seller, xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2025-03-11): Received updated Fraud report. Fraud and OFAC ran on the seller. Exception cleared. Reviewer Comment (2025-03-06): Received Fraud Report and OFAC search run on settlement agent. Also received OFAC search run in the name of trustee. Provide OFAC search run on the individual (seller). Exception remains.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830205	xxxxxx	32842032	xxxxxx	02/19/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $502,280.65 is greater than Guideline total cash-out of $500,000.00.	Max for Foreign National <50% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830229	xxxxxx	32969427	xxxxxx	03/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-03-13): Received UDM dated xxxxxx . Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830229	xxxxxx	32969824	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		All Entity documents are missing for the Borrowing LLC: Articles of Org, Operating Agreement, Cert of Good Standing, EIN		Reviewer Comment (2025-03-13): Received Borrowing entity documents. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830229	xxxxxx	32981323	xxxxxx	03/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	First Time Homebuyer not allowed on Investment Transactions. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-05): Client elects to waive with verified compensation factors			03/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830229	xxxxxx	32981367	xxxxxx	03/07/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower rents overseas. Pay history provided. Pending receipt of VOR.		Reviewer Comment (2025-03-13): Received VOR from landlord. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830229	xxxxxx	32981477	xxxxxx	03/07/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE is dated post close. Provide the VVOE dated within 10 days prior to closing or a YTD paystub dated within 30 days prior to closing.		Reviewer Comment (2025-03-17): Received VVOE dated within 10 days prior to closing. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830236	xxxxxx	32922152	xxxxxx	02/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2025-02-28): Received the corresponding appraisal dated xxxxxx . Exception cleared.	02/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830236	xxxxxx	32925393	xxxxxx	02/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Investor exception in file for misisng VOR form.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors			02/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830254	xxxxxx	32963899	xxxxxx	03/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request due to builder still being in control of the HOA.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-04): Client elects to waive with verified compensation factors			03/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830255	xxxxxx	33027506	xxxxxx	03/04/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Policy amount is not given on Title Preliminary document.		Reviewer Comment (2025-03-10): Exception cleared.	03/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830255	xxxxxx	33027507	xxxxxx	03/04/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	The file was missing a copy of the final title policy.		Reviewer Comment (2025-03-10): Exception cleared.	03/10/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830273	xxxxxx	32842324	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-20): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830285	xxxxxx	32962668	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The date is not completed on page 1 of the Business Loan Rider.		Reviewer Comment (2025-03-10): Received Business Loan Rider. Exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830297	xxxxxx	32813943	xxxxxx	02/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other	Provide evidence of free and clear and evidence of HOI.		Reviewer Comment (2025-02-24): Received property history report reflecting property free and clear. Exception cleared. Reviewer Comment (2025-02-19): Received LOE for no insurance, however this is not acceptable for free and clear. Further, no mortgages on credit is not evidence of free and clear. Private liens do not appear on credit. Provide the property profile report to support free and clear.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830313	xxxxxx	32844430	xxxxxx	02/11/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification appraisal was delivered to borrower was not provided.		Reviewer Comment (2025-02-11): Client elects to waive			02/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830316	xxxxxx	32844072	xxxxxx	02/19/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-02-20): The TPOL was provided	02/20/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830316	xxxxxx	32844083	xxxxxx	02/19/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2025-02-20): Received Final Title. Exception cleared.	02/20/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830319	xxxxxx	32894967	xxxxxx	02/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided delivery confirmation reflects appraisal delivery on xxxxxx . Please provide the corresponding appraisal report.		Reviewer Comment (2025-02-26): Prelim appraisal provided	02/26/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830320	xxxxxx	32970159	xxxxxx	03/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file. Mortgage statement reflects a $0.01 Deferent amount. Deferment Agreement not provided in file and the payoff statement does not reflect a deferment.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-06): Client elects to waive with verified compensation factors			03/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830320	xxxxxx	32989586	xxxxxx	03/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity. License in file reflects business opened on xxxxxx which is < 2 years. There is an internet listing in file reflecting business was opened in 2018, however it is from an unknown source and not acceptable.		Reviewer Comment (2025-03-12): Received document registry with xxxxxx confirming business xxxxxx active since xxxxxx . Exception Cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830320	xxxxxx	32989670	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Provide the divorce decree/child support order to verify borrower is no longer paying monthly child support. A release of lien was provided for back child support/arrearages owed.		Reviewer Comment (2025-03-12): Received Notice of Support Judgement document which confirms that child support has not been ordered by the court. Also the judgment for child support was entered as of xxxxxx which is more than 18yrs ago. Exception Cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830357	xxxxxx	32793672	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $95.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7723)			Reviewer Comment (2025-02-05): Sufficient Cure Provided within 60 Days of Closing		02/05/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830357	xxxxxx	32793726	xxxxxx	02/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-02-12): Received UDM dated xxxxxx . Exception cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830357	xxxxxx	32793732	xxxxxx	02/10/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City discrepancy: xxxxxx vs. xxxxxx		Reviewer Comment (2025-02-12): Updated flood cert provided	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830357	xxxxxx	32793796	xxxxxx	02/10/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	A LOE from borrower is provided requesting to transfer the appraisal, however, there is no Appraisal Transfer Letter in file from lender. Provide Appraisal Transfer Letter.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-06): Client elects to waive			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830357	xxxxxx	32801505	xxxxxx	02/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The Final 1003 reflects the borrower currently rents for $700. 1 month payment made by non-borrower. Provide evidence of buyout of lease agreement as borrower just started renting or evidence lease is not in borrower's name. Debt was not added to DTI. If lease is not in borrower's name, provide the updated 1003 as well with rent free.		Reviewer Comment (2025-02-12): Lender correspondence provided verified with purchase contract. Borrower was renting the subject property on a weekly basis until loan closed per purchase contract. 1 month receipt in file by non-borrower. Buyout nor updated 1003 required.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830388	xxxxxx	32964658	xxxxxx	03/07/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Provided corrected CDA: xxxxxx vs xxxxxx.		Reviewer Comment (2025-03-10): Updated CDA provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830388	xxxxxx	32983903	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Not provided for the Settlement Agent (name is not legible on HUD and not located any where in file).		Reviewer Comment (2025-03-11): Background report with global watch check provided Reviewer Comment (2025-03-11): Received Background check for borrower. Provide fraud and OFAC search for settlement agent, xxxxxx. Exception remains.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830443	xxxxxx	32934486	xxxxxx	03/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-06): FTP provided	03/06/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830443	xxxxxx	32942501	xxxxxx	03/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a lien on title not paid through closing (item #6).		Reviewer Comment (2025-03-06): Clear FTP provided	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830461	xxxxxx	32902758	xxxxxx	02/26/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-04): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-28): Condition is valid. In Wet States, the HOI has to be effective at time of closing. Dry States can be effective at time of disbursement.			03/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830461	xxxxxx	32903731	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-05): Received updated Fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830461	xxxxxx	32919118	xxxxxx	02/26/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for gas leases, oil and minerals on title.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-27): Client elects to waive with verified compensation factors			02/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830477	xxxxxx	32931050	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.72441% or Final Disclosure APR of 8.73800% is equal to or greater than the threshold of APOR 6.87% + 1.5%, or 8.37000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2025-03-11): Delivery provided Reviewer Comment (2025-03-07): The delivery provided has an altered delivered on date and time. The font does not match the rest of the document.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931051	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provi xxxxxx ation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2025-03-11): Delivery provided Reviewer Comment (2025-03-07): The delivery provided has an altered delivered on date and time. The font does not match the rest of the document.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931052	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-02-28): Client elects to waive			02/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931056	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	The RTC expiration date is xxxxxx and the disbursement date on the Final CD and Final Settlement Statement reflects xxxxxx . 3 day recission not provided.		Reviewer Comment (2025-03-07): Final stamped settlement statement provided with updated disbursement date. Rescission requirements met. Reviewer Comment (2025-03-06): The settlement statement provided is not signed/stamped certified by the title agent.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931079	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt was not provided		Reviewer Comment (2025-03-10): SitusAMC received xxxxxx CD received 3 business days prior to consummation.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931084	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $19,530.00 exceeds tolerance of $17,960.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee increased from $17,960.00 on the initial Loan Estimate to $19,530.00 on the Loan Estimate issued on xxxxxx without a valid change of circumstance.		Reviewer Comment (2025-03-10): SitusAMC Upon further review, Exception Cleared as lock COC received in file.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931085	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $19,530.00 exceeds tolerance of $17,960.00. Insufficient or no cure was provided to the borrower. (7325)	The Loan Origination Fee increased from $17,960.00 on the initial Loan Estimate to $19,530.00 on the Loan Estimate issued on xxxxxx without a valid change of circumstance.		Reviewer Comment (2025-03-10): SitusAMC Upon further review, Exception Cleared as lock COC received in file.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931095	xxxxxx	03/03/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $898,000.00 is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2025-03-05): Received Updated Title report with policy amount of $976,500.00. Exception cleared.	03/05/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830477	xxxxxx	32931101	xxxxxx	03/03/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-05): Received E-Sign Consent Agreement. Exception Cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830477	xxxxxx	32950933	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Cert, Refinance Only, is not checked.		Reviewer Comment (2025-03-10): Received initialed Occupancy Certificate to verify changes done by borrower. Exception cleared. Reviewer Comment (2025-03-07): Received updated Occupancy Certificate, please provide the initials of the borrower to acknowledge that the changes was made by the borrower. Exception remains.	03/10/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830477	xxxxxx	32950982	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title reflects original lender is the same as the current transaction lender.		Reviewer Comment (2025-02-28): Client elects to waive			02/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830477	xxxxxx	32951039	xxxxxx	03/03/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Notary Fee	Payee not reflected		Reviewer Comment (2025-02-28): Client elects to waive			02/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830492	xxxxxx	32804507	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $228.99 exceeds tolerance of $225.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-02-06): Sufficient Cure Provided At Closing		02/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830492	xxxxxx	32804603	xxxxxx	02/12/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements	Asset Utilization: xxxxxx and xxxxxx is only for 1 month period ( xxxxxx - xxxxxx ). Provide 2 additional months of bank statements as asset utilization requires 3 months.		Reviewer Comment (2025-02-17): Bank statement from xxxxxx and xxxxxx not required to be utilize. DTI inline. Exception cleared.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830492	xxxxxx	32809849	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signors, xxxxxx & xxxxxx, were not included in the report.		Reviewer Comment (2025-02-17): Received Clearance Report, fraud and OFAC ran on the authorized signors of selling entity. Exception cleared.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32919299	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent. Also provide evidence to settlement agent name, since Closing Disclosure does not reflect this information.		Reviewer Comment (2025-03-11): Received Fraud and OFAC search run on settlement agent. Exception cleared. Reviewer Comment (2025-03-10): Received post closed CD to verify settlement agent name along with OFAC search. Provide updated Fraud Report or HUD/GSA/LDP search. Exception remains.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32919320	xxxxxx	02/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal notice in file reflects an appraisal was sent to borrower on xxxxxx , however the file contains appraisal with completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-06): Received the corresponding appraisal dated xxxxxx . Exception cleared.	03/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32919327	xxxxxx	02/27/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-10): FTP provided	03/10/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32919364	xxxxxx	02/27/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $935,000.00 is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-10): FTP provided	03/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32919446	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		All Entity documents are missing for the Borrowing Entity: Articles of Org, Operating Agreement, EIN, Cert of Good Standing.		Reviewer Comment (2025-03-10): Articles of Org and Corp Resolution provided Reviewer Comment (2025-03-04): Received EIN, Operating Agreement and Cert of Good Standing. Pending Articles of Organization for the Borrowing Entity. Exception remains.	03/10/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32919450	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-03-07): GA provided	03/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32919494	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The file is missing Business Purpose Certificate.		Reviewer Comment (2025-03-07): BP cert provided	03/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830558	xxxxxx	32929580	xxxxxx	02/27/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Attorney Review Fee	Payee not reflected		Reviewer Comment (2025-03-07): Client elects to waive			03/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	830594	xxxxxx	32934540	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Please provide master blanket policy for the subject property		Reviewer Comment (2025-03-06): Received Condo Master policy. Exception cleared. Reviewer Comment (2025-03-04): The policy provided is the Cert of Liability and does not cover the building. Provide the master blanket HOI with building/dwelling coverage.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830594	xxxxxx	32934613	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-03-04): Tax cert provided	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830594	xxxxxx	32935023	xxxxxx	03/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title not provided for file review.		Reviewer Comment (2025-03-04): Prelim and final title provided	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830594	xxxxxx	32935026	xxxxxx	03/03/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-04): E-consent provided	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830684	xxxxxx	32838371	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $484,501.47 is over disclosed by $119.60 compared to the calculated Amount Financed of $484,381.87 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $484,501.47; calculated amount financed is $484,381.87. Variance is $119.60.		Reviewer Comment (2025-02-24): SitusAMC received PCCD, LOE, Copy of refund check and proof of mailing.		02/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830684	xxxxxx	32838372	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $728,194.42 is under disclosed by $119.60 compared to the calculated Finance Charge of $728,314.02 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $728,194.42; calculated finance charge is $728,314.02. Variance is $119.60.		Reviewer Comment (2025-02-24): SitusAMC received PCCD, LOE, Copy of refund check and proof of mailing.		02/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830684	xxxxxx	32838391	xxxxxx	02/18/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide a copy of appraisal report reflecting colorful images as the one provided in the file (D0156) has Black-White images.		Reviewer Comment (2025-02-21): Color appraisal provided	02/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830700	xxxxxx	32955496	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file		Reviewer Comment (2025-03-10): Final signed SS provided	03/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830700	xxxxxx	32959642	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-03-10): 1003 provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830701	xxxxxx	32929854	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must contain all participants.		Reviewer Comment (2025-03-13): Received full fraud report. All participants to the transactions are included in fraud and OFAC search. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830701	xxxxxx	32942557	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		The Note is not wet signed as required by guidelines.		Reviewer Comment (2025-03-12): Wet note provided Reviewer Comment (2025-03-10): The Note provided is not for the subject property	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830708	xxxxxx	32927019	xxxxxx	03/03/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $154,407.14 is less than Cash From Borrower $185,263.56.			Reviewer Comment (2025-03-07): Received Gift Letter due to which closing requirement is met. Exception cleared. Reviewer Comment (2025-03-04): Received Settlement Statement reflects additional Funds in amount of $75,000 and $99,000 that fund is received from the non-borrower, therefore provide Gift letter. Exception remains.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830708	xxxxxx	32927029	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-03-05): Approval provided Reviewer Comment (2025-03-04): Provide Loan approval document for subject property. Exception remains.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830708	xxxxxx	32927397	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-02-27): Client elects to waive			02/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830708	xxxxxx	32927424	xxxxxx	03/03/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.	Insufficient reserves		Reviewer Comment (2025-03-07): Received Gift Letter due to which reserves requirement is met. Exception cleared.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830708	xxxxxx	32927446	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-03-10): Gift letter and receipt of funds provided	03/10/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830708	xxxxxx	32927453	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-03-10): Gift letter and receipt of funds provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830711	xxxxxx	32834189	xxxxxx	02/18/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-14): Client elects to waive			02/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830711	xxxxxx	32851519	xxxxxx	02/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Filing receipt only in file		Reviewer Comment (2025-02-24): Received Articles of Organization/Formation. Exception cleared. Reviewer Comment (2025-02-19): The same Articles were provided that were in file at time of review and not for the Borrowing Entity. The Borrowing Entity is xxxxxx The Articles provided are for xxxxxx	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830717	xxxxxx	32834933	xxxxxx	02/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $226.00 exceeds tolerance of $180.00 plus 10% or $198.00. Insufficient or no cure was provided to the borrower. xxxxxx	10% fee violation due to an increase in the Recording fee(s) $180. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $226.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-02-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830717	xxxxxx	32906908	xxxxxx	02/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $226.00 exceeds tolerance of $180.00 plus 10% or $198.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-02-21): Sufficient Cure Provided At Closing		02/21/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830728	xxxxxx	32935856	xxxxxx	03/04/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-06): E-consent provided	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830728	xxxxxx	32942060	xxxxxx	03/04/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Please provide a fully executed final seller xxxxxx osing statment for departing residence on xxxxxx. File only contains an unexecuted draft.		Reviewer Comment (2025-03-06): Executed final Seller CD provided	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830728	xxxxxx	32942075	xxxxxx	03/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,709.44 exceeds tolerance of $2,150.00. Insufficient or no cure was provided to the borrower. (7200)	Loan discount points of $3,709.44 exceeds tolerance. Valid COC not provided in the file.		Reviewer Comment (2025-03-13): SItusAMC received COC for change in loan program. Reviewer Comment (2025-03-07): SitusAMC received COC dated xxxxxx however the reason mentioned is not a valid. Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830728	xxxxxx	32942119	xxxxxx	03/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $547.00 exceeds tolerance of $527.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee of $547.00 exceeds $427.00 totlerance. File CD does have a $20.00 credit for this fee		Reviewer Comment (2025-03-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830728	xxxxxx	32952621	xxxxxx	03/04/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor exception with comp factors in file for 11 NSF transaction in the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors			02/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830728	xxxxxx	32952674	xxxxxx	03/04/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the xxxxxx mortgage payment for the lien on credit. A processor cert is not acceptable for this.		Reviewer Comment (2025-03-07): Received Credit Supplement verified mortgage payment till xxxxxx 25. Exception cleared.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830728	xxxxxx	33037237	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $547.00 exceeds tolerance of $527.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-03-13): Sufficient Cure Provided At Closing		03/13/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830749	xxxxxx	32902649	xxxxxx	02/26/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-03-06): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-04): Condition is valid. Wet states require effective dates on HOI to be at time of closing vs. dry states which is at time of funding.			03/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830751	xxxxxx	32951554	xxxxxx	03/06/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-11): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-10): Received Operating Agreement, Third Party employer verification and Articles of Organization. Provide Hazard Insurance verification document. Exception remains.			03/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830751	xxxxxx	32951598	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-03-04): Client elects to waive. Appraisal updates dated xxxxxx: No Damage			03/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830751	xxxxxx	32973750	xxxxxx	03/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of ownership in xxxxxx Vested on title prior to transfer at closing to borrower (Refinance).		Reviewer Comment (2025-03-10): OA provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830835	xxxxxx	32933178	xxxxxx	03/03/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $195,000.00 is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2025-03-04): Supplement provided	03/04/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830835	xxxxxx	32943937	xxxxxx	03/03/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE in file is dated post-close. Guidelines require a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2025-03-05): Received VVOE within 10 days prior to closing. Exception cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830836	xxxxxx	32942550	xxxxxx	03/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2025-03-12): SitusAMC received lender attestation confirming xxxxxx CD was not issued to borrower Reviewer Comment (2025-03-10): The issue relates to the xxxxxx CD which reflects blank or 0% APR on page5. See Doc ID 0222. This would then have an increase over .125% on the xxxxxx CD of 7.792%.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830836	xxxxxx	32943195	xxxxxx	03/04/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-03-06): Received LOE for Insurance Verification. Exception cleared	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830943	xxxxxx	32922315	xxxxxx	02/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		As per CDA report, an appraisal was reviewed with a completion date of xxxxxx which is missing in the file. Provide the corresponding appraisal.		Reviewer Comment (2025-03-06): Received the corresponding appraisal dated xxxxxx . Exception cleared. Reviewer Comment (2025-03-05): Updating the CDA to the most recent appraisal report date does not clear this condition. The original appraisal report prior to any updated dated xxxxxx needs to be provided. Exception remains.	03/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830943	xxxxxx	32922619	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signor, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-04): Received seller authorized signor, xxxxxx. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830944	xxxxxx	32950276	xxxxxx	03/05/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx LOE Narrative	Per guidelines, if nature of business does not require government issued license, borrower's letter is required to explain the details of business nature.		Reviewer Comment (2025-03-07): Received LOE explaining nature of business. Exception cleared.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830944	xxxxxx	32964105	xxxxxx	03/05/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The provided P&L statement is not signed/dated by the preparer. Per guidelines, P&L statement must be prepared & signed/dated by the CPA.		Reviewer Comment (2025-03-07): Received P&L statement must be prepared & signed/dated by the CPA. Exception cleared.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831042	xxxxxx	32862657	xxxxxx	02/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-02-25): Received Fraud and OFAC search run on seller, xxxxxx. Exception cleared.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831042	xxxxxx	32887455	xxxxxx	02/21/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Property on xxxxxx was recently purchased and was not included in the REO section of the 1003. Provide updated 1003.		Reviewer Comment (2025-02-25): LOE from title agent for property that has a screen shot for the purchaser's birthdate. The purchaser has the same name as our borrower but the birtdate is different. Not one in the same person. Reviewer Comment (2025-02-24): As per Fraud Report - 7509 property xxxxxx belongs to borrower. Provide evidence of current taxes and HOI. Exception remains.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831042	xxxxxx	32891544	xxxxxx	02/21/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided	Provide the payoff for xxxxxx & xxxxxx. A lesser amount was paid than what is reflected on the gap report dated prior to closing.	Reviewer Comment (2025-03-11): Received Post CD which reflects that xxxxxx is not paid off. Also, xxxxxx is being paid off as per credit card statement. Exception cleared.

Reviewer Comment (2025-03-07): Provide signed post closed CD to reflect the changes that the account xxxxxx has not been paid off. Also provide payoff statement for xxxxxx as lesser amount was paid than what is reflected on the gap report dated prior to closing. Exception remains.

Reviewer Comment (2025-03-06): Credit card statement provided is for xxxxxx whereas condition is raised for xxxxxx. As per Closing Disclosure liability of xxxxxx has paid off. Provide the payoff for xxxxxx & xxxxxx. A lesser amount was paid than what is reflected on the gap report dated prior to closing. Exception remains.
															03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831042	xxxxxx	32893972	xxxxxx	02/21/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification	The property profile report reflects Vacant Land, however per LOE in file and property search, there is a newly constructed home on the land. Further, the taxes on the property profile report is for Vacant Land only. Provide evidence of current taxes and HOI.		Reviewer Comment (2025-02-25): LOE from title agent for property that has a screen shot for the purchaser's birthdate. The purchaser has the same name as our borrower but the birtdate is different. Not one in the same person. Reviewer Comment (2025-02-24): As per Fraud Report - 7509 property xxxxxx belongs to borrower. Provide evidence of current taxes and HOI. Exception remains.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831049	xxxxxx	32927257	xxxxxx	03/03/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Received Wire confirmation and Deposit receipt in amount of $57,081.81, however gift letter reflects $56,400.96. Provide Gift Letter in amount of $57.081.81.		Reviewer Comment (2025-03-06): Received Gift letter in amount of $57.081.81. Exception cleared.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831049	xxxxxx	32927270	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on individually for sellers, xxxxxx and xxxxxx.		Reviewer Comment (2025-03-11): Received updated Fraud report. Fraud and OFAC searches ran on individually for sellers, xxxxxx and xxxxxx. Exception cleared. Reviewer Comment (2025-03-06): Received updated Fraud report. However fraud and OFAC not run on the individual name of the sellers, xxxxxx and xxxxxx. Exception remains.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831049	xxxxxx	32927305	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-02-27): Client elects to waive			02/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831264	xxxxxx	32970491	xxxxxx	03/10/2025	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2025-03-14): Executed disclosure, LOE to borrower and evidence of delivery to borrower provided. Reviewer Comment (2025-03-11): The disclosure is dated post-close by the lender. Provide the LOE to borrower and evidence of delivery to the borrower of the corrected disclosure with lender signatures.		03/14/2025		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831420	xxxxxx	32996239	xxxxxx	02/27/2025	Compliance	Compliance	Federal Compliance	GSE	xxxxxx Points and Fees	xxxxxx Points and Fees on subject loan of 6.26578% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and xxxxxx (2025). xxxxxx Finance Charge total xxxxxx on a Original Loan Amount of xxxxxx vs. an allowable total of xxxxxx and xxxxxx (2025) (an overage of xxxxxx or 1.26578%).	xxxxxx Points and Fees on subject loan of 6.26578% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and xxxxxx (2025).		Reviewer Comment (2025-02-27): Client elects to waive.			02/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	831420	xxxxxx	32996241	xxxxxx	02/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide VISA/Passport/Employment Authorization document for borrower.		Reviewer Comment (2025-03-05): IRS ITIN doc provided	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831778	xxxxxx	32963974	xxxxxx	03/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-11): Prelim provided	03/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831778	xxxxxx	32963989	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate Settlement Statement only provided		Reviewer Comment (2025-03-12): Final signed settlement statement provided Reviewer Comment (2025-03-11): The bottom of the document states his is an estimate only and figures are subject to change.	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831778	xxxxxx	32964004	xxxxxx	03/07/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note shows city as xxxxxx VS. CDA shows city as xxxxxx		Reviewer Comment (2025-03-11): Updated CDA provided	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831844	xxxxxx	32951929	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-03-11): PDI received dated xxxxxx: No Damage	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831859	xxxxxx	32956641	xxxxxx	03/06/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs	Provide borrower’s most recent paystubs reflecting 30 days of pay and YTD earnings to determine the actual income. Paystub is not provided in the file and was unable to calculate the appropriate income. Upon receipt of requested document, income needs to be recalculated.		Reviewer Comment (2025-03-07): Received YTD paystubs reflecting 30 days of pay and YTD earnings to determine the actual income. Exception remains.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831867	xxxxxx	32951784	xxxxxx	03/06/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-07): FTP provided	03/07/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831867	xxxxxx	32951847	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $107.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Credit Report Fee increases from $0.00 on the initial Loan Estimate to $107.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-02-28): Sufficient Cure Provided At Closing		02/28/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831867	xxxxxx	32952586	xxxxxx	03/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a HELOC on the title that was not paid through closing.		Reviewer Comment (2025-03-07): Clear FTP provided	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831868	xxxxxx	32970838	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2025-03-10): Received Fraud and OFAC search run on Settlement Agent, xxxxxx. Exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832445	xxxxxx	32991025	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-12): Client elects to waive			03/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832445	xxxxxx	32991041	xxxxxx	03/12/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $99,803.55 is less than Cash From Borrower $103,587.78.	There is a PC-CD in file which reflects a reduction in cash to close, however this must be supported by the Final stamped Settlement Statement.		Reviewer Comment (2025-03-13): Final stamped SS provided which reflects a reduction in cash to close and matches PC-CD. Borrower has sufficient funds to close.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832515	xxxxxx	33011548	xxxxxx	03/12/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Borrowing Entity on the signature line, only the Guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-11): Client elects to waive			03/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832771	xxxxxx	33028496	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-03-13): Client elects to waive			03/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused